POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON June 15, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 58	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 62	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

June 15, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ] , 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi Advanced Packaging ETF	[ ]	[ ]
Corgi Power Semiconductor ETF	[ ]	[ ]
Corgi 800VDC Power ETF	[ ]	[ ]
Corgi Semiconductor Substrates & Materials ETF	[ ]	[ ]
Corgi AI Bottlenecks ETF	[ ]	[ ]
Corgi Substrates Pure Play ETF	[ ]	[ ]
Corgi AI Photonics ETF	[ ]	[ ]
Corgi HBM ETF	[ ]	[ ]
Corgi AI Memory Buildout ETF	[ ]	[ ]
Corgi AI Power & Grid Infrastructure ETF	[ ]	[ ]
Corgi AI Data Center Cooling ETF	[ ]	[ ]
Corgi Custom AI Silicon ETF	[ ]	[ ]
Corgi AI Networking & Signal Integrity ETF	[ ]	[ ]
Corgi AI Connectors & Interconnect ETF	[ ]	[ ]
Corgi Neocloud ETF	[ ]	[ ]
Corgi Data Center Construction ETF	[ ]	[ ]
Corgi AI Data Storage ETF	[ ]	[ ]
Corgi Rare Earths & Critical Minerals ETF	[ ]	[ ]
Corgi AI Infrastructure Outliers ETF	[ ]	[ ]
Corgi Robotics Enablers ETF	[ ]	[ ]
Corgi Sensing & Perception ETF	[ ]	[ ]
Corgi Grid & Electrification ETF	[ ]	[ ]
Corgi Semiconductor Foundry & Capex Cycle ETF	[ ]	[ ]
Corgi Semiconductor Design & IP ETF	[ ]	[ ]
Corgi Co-Packaged Optics ETF	[ ]	[ ]
Corgi Asia AI Supply Chain ETF	[ ]	[ ]
Corgi Ex-US AI Enablers ETF	[ ]	[ ]
Corgi Memory ETF	[ ]	[ ]
Corgi Munificent 7 ETF	[ ]	[ ]
Corgi Edge AI Chip ETF	[ ]	[ ]
Corgi Water Technology ETF	[ ]	[ ]
Corgi Semiconductor Process Materials ETF	[ ]	[ ]
Corgi Autonomous Vehicle ETF	[ ]	[ ]
Corgi Capacitor ETF	[ ]	[ ]
Corgi Circuit Board ETF	[ ]	[ ]
Corgi Specialty Semiconductor Equipment ETF	[ ]	[ ]
Corgi AI Training Data ETF	[ ]	[ ]
Corgi Ratings & Exchanges ETF	[ ]	[ ]
Corgi Transport Tollbooth ETF	[ ]	[ ]
Corgi Korean Robotics ETF	[ ]	[ ]
Corgi Large Language Model ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - Corgi Advanced Packaging ETF
FUND SUMMARY - Corgi Power Semiconductor ETF
FUND SUMMARY - Corgi 800VDC Power ETF
FUND SUMMARY - Corgi Semiconductor Substrates & Materials ETF
FUND SUMMARY - Corgi AI Bottlenecks ETF
FUND SUMMARY - Corgi Substrates Pure Play ETF
FUND SUMMARY - Corgi AI Photonics ETF
FUND SUMMARY - Corgi HBM ETF
FUND SUMMARY - Corgi AI Memory Buildout ETF
FUND SUMMARY - Corgi AI Power & Grid Infrastructure ETF
FUND SUMMARY - Corgi AI Data Center Cooling ETF
FUND SUMMARY - Corgi Custom AI Silicon ETF
FUND SUMMARY - Corgi AI Networking & Signal Integrity ETF
FUND SUMMARY - Corgi AI Connectors & Interconnect ETF
FUND SUMMARY - Corgi Neocloud ETF
FUND SUMMARY - Corgi Data Center Construction ETF
FUND SUMMARY - Corgi AI Data Storage ETF
FUND SUMMARY - Corgi Rare Earths & Critical Minerals ETF
FUND SUMMARY - Corgi AI Infrastructure Outliers ETF
FUND SUMMARY - Corgi Robotics Enablers ETF
FUND SUMMARY - Corgi Sensing & Perception ETF
FUND SUMMARY - Corgi Grid & Electrification ETF
FUND SUMMARY - Corgi Semiconductor Foundry & Capex Cycle ETF
FUND SUMMARY - Corgi Semiconductor Design & IP ETF
FUND SUMMARY - Corgi Co-Packaged Optics ETF
FUND SUMMARY - Corgi Asia AI Supply Chain ETF
FUND SUMMARY - Corgi Ex-US AI Enablers ETF
FUND SUMMARY - Corgi Memory ETF
FUND SUMMARY - Corgi Munificent 7 ETF
FUND SUMMARY - Corgi Edge AI Chip ETF
FUND SUMMARY - Corgi Water Technology ETF
FUND SUMMARY - Corgi Semiconductor Process Materials ETF
FUND SUMMARY - Corgi Autonomous Vehicle ETF
FUND SUMMARY - Corgi Capacitor ETF
FUND SUMMARY - Corgi Circuit Board ETF
FUND SUMMARY - Corgi Specialty Semiconductor Equipment ETF
FUND SUMMARY - Corgi AI Training Data ETF
FUND SUMMARY - Corgi Ratings & Exchanges ETF
FUND SUMMARY - Corgi Transport Tollbooth ETF
FUND SUMMARY - Corgi Korean Robotics ETF
FUND SUMMARY - Corgi Large Language Model ETF
ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGEMENT

HOW TO BUY AND SELL SHARES

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND SUMMARY - Corgi Advanced Packaging ETF

Investment Objective

The Corgi Advanced Packaging ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in advanced semiconductor packaging or outsourced semiconductor assembly and test (“OSAT”), including the design, manufacture, and sale of equipment, materials, or services used in such activities (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the activities identified in the Fund’s 80% Investment Policy above. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% Investment Policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. The Fund expects to have meaningful exposure to non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”), given that many leading advanced packaging and OSAT companies are headquartered or primarily listed outside the United States.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the advanced semiconductor packaging and OSAT industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Advanced Semiconductor Packaging and OSAT Industry Risk. The Fund concentrates its investments in companies operating in the advanced semiconductor packaging and OSAT industry. This industry is characterized by high capital intensity, long lead times for capacity expansion, dependence on a small number of large semiconductor customers (particularly hyperscale data center operators and AI chip designers), rapid technological change, and significant exposure to geopolitical risk (as a substantial portion of global advanced packaging capacity is located in Taiwan, South Korea, and China). Companies in this industry are subject to cyclical demand patterns, pricing pressure from customers, intense competition for advanced technology nodes, and the risk that technological shifts (such as changes in packaging architectures) may render existing capabilities less competitive. The failure or disruption of a key packaging facility could materially affect multiple end-market customers and the Fund’s portfolio companies.

Advanced Packaging Supply Chain Concentration Risk. The advanced semiconductor packaging supply chain is highly concentrated, with a small number of companies controlling critical capacity in technologies such as Chip-on-Wafer-on-Substrate (“CoWoS”), an advanced 2.5D semiconductor packaging technology that integrates multiple chips side-by-side on a silicon interposer, and hybrid bonding (an advanced chip-to-chip interconnect technique that creates dense electrical connections without solder bumps). Disruptions at one or more of these providers, whether from natural disasters, geopolitical events, equipment failures, or other causes, could have a disproportionate impact on the companies in which the Fund invests.

Customer Concentration Risk. Many advanced packaging and OSAT companies derive a substantial portion of revenue from a small number of large customers, including leading AI chip designers and hyperscale cloud service providers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies.

Capacity Constraint and Capital Expenditure Risk. Advanced packaging technologies require significant capital investment, and capacity expansion timelines can be extended. Companies may fail to expand capacity in time to meet demand or may overinvest in capacity that becomes underutilized during cyclical downturns. Both scenarios may adversely affect returns.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan, South Korea, and China, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Power Semiconductor ETF

Investment Objective

The Corgi Power Semiconductor ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of 800-volt and higher-voltage power architectures and wide-bandgap semiconductor technologies. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of wide-bandgap semiconductor devices (including silicon carbide (“SiC”) and gallium nitride (“GaN”) power semiconductors), high-voltage power management integrated circuits, power modules, or power infrastructure equipment designed for 800-volt and higher-voltage architectures used in artificial intelligence data centers, electric vehicles, renewable energy systems, and industrial electrification (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or enabling of products and services related to 800-volt and higher-voltage power architectures and wide-bandgap semiconductor technologies. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the power semiconductor and wide-bandgap technology industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Power Semiconductor and Wide-Bandgap Technology Risk. The Fund concentrates its investments in companies operating in the power semiconductor industry with a focus on wide-bandgap technologies (SiC and GaN). This industry is characterized by high capital intensity, long product development and qualification cycles, evolving technical standards, and dependence on end-market adoption of higher-voltage architectures. Wide-bandgap semiconductors are relatively newer technologies compared to traditional silicon-based power devices, and their adoption depends on cost competitiveness, manufacturing yield improvements, and qualification by end customers. Companies in this industry face risks from slower-than-expected adoption of 800V architectures in data centers and electric vehicles, competition from incumbent silicon technologies, manufacturing defect rates in SiC and GaN devices, and dependence on limited substrate supply. Changes in government subsidies, trade policies, or environmental regulations could also materially affect demand for power semiconductor products.

Technology Transition Risk. The transition from traditional silicon-based power devices to wide-bandgap alternatives (SiC and GaN) is still ongoing and is not guaranteed to proceed at the pace anticipated by the market. If adoption of 800V or higher-voltage architectures slows, or if competing technologies emerge, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth.

Dual End-Market Risk. Many companies in the Fund’s portfolio serve both the AI data center and electric vehicle end markets. A downturn in either market — such as a slowdown in EV adoption, reduced hyperscaler capital expenditure, or a recession affecting both sectors — could adversely affect a broad portion of the Fund’s portfolio simultaneously.

Manufacturing Yield and Defect Risk. Wide-bandgap semiconductor manufacturing, particularly SiC crystal growth and GaN-on-SiC epitaxy, involves complex processes with historically lower manufacturing yields compared to traditional silicon. Yield and defect challenges may result in higher costs, production delays, or product failures for companies in the Fund’s portfolio.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi 800VDC Power ETF

Investment Objective

The Corgi 800VDC Power ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of 800-volt direct-current (“800VDC”) rack-level power delivery components, subsystems, and technologies designed for next-generation artificial intelligence data center architectures. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of components, subsystems, materials, or technologies used in 800-volt and higher-voltage direct-current power delivery architectures for artificial intelligence data centers, including wide-bandgap power semiconductors, solid-state transformers (SSTs), solid-state circuit protection devices, DC busway and DC distribution equipment, high-density power delivery network components, battery backup and energy storage systems for DC architectures, thermal management materials for power modules, and native direct-current power generation systems (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the activities identified in the Fund’s 80% Investment Policy above. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% Investment Policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the 800VDC AI data center power delivery industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

800VDC AI Data Center Power Delivery Risk. The Fund concentrates its investments in companies operating in the emerging 800VDC AI data center power delivery ecosystem. This ecosystem is in the early stages of commercial deployment, and the 800VDC architecture has not yet been widely adopted. The Fund’s investment thesis depends on the assumption that 800VDC will become the standard power architecture for next-generation AI data centers, which is not guaranteed. If the industry adopts a different voltage standard, or if the transition to 800VDC is significantly delayed, the Fund’s portfolio companies may experience materially lower demand than anticipated. The 800VDC power delivery stack involves multiple layers of technology—from high-voltage GaN switches to solid-state circuit breakers to under-die decoupling capacitors to thermal management materials—each of which represents a separate technical and commercial risk. Failure or delay at any layer could affect the viability of the entire architecture and the companies that supply it.

Pre-Revenue and Development-Stage Company Risk. The Fund may invest a significant portion of its assets in pre-revenue or development-stage companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue companies are subject to a high degree of uncertainty, including the risk that their products may not achieve market acceptance, may fail to meet performance specifications, or may be superseded by competing technologies. Many pre-revenue companies are dependent on a small number of potential customers (in some cases, a single hyperscaler or chip designer) for their commercial prospects. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies.

Micro-Capitalization Company Risk. The Fund may invest a significant portion of its assets in micro-capitalization companies (companies with market capitalizations below $300 million). Micro-cap securities are subject to greater volatility, lower trading liquidity, wider bid-ask spreads, and less publicly available information than larger-cap securities. These companies may have limited financial resources, limited product diversification, and greater vulnerability to competitive and economic pressures. The Fund’s transactions in micro-cap securities may have a disproportionate impact on the market price of those securities.

Design Win Concentration Risk. Several companies in the Fund’s portfolio are dependent on securing design wins with a small number of hyperscale data center operators and AI chip designers, particularly the dominant GPU platform vendor. The extended customer qualification cycle for power semiconductor components means that design wins are locked in well before volume production begins. Companies that fail to secure design wins in the current qualification cycle may be excluded from volume production for years. Conversely, a single design win with a major customer can transform a company’s revenue trajectory. This binary dynamic creates elevated stock price volatility around qualification milestones.

GPU Platform Architecture Dependency Risk. The Fund’s thesis is closely tied to the leading GPU platform vendor’s current and successor GPU platform architectures, which reference 800VDC power delivery. If the dominant GPU platform vendor changes its power architecture specifications, delays its platform roadmap, or loses market share to competing AI accelerator platforms that use different power architectures, the Fund’s portfolio companies could experience materially reduced demand.

Solid-State Circuit Breaker Adoption Risk. The Fund may invest in companies developing solid-state circuit breakers for 800VDC distribution. Solid-state circuit breakers are an emerging technology that has not yet achieved widespread commercial deployment in data center applications. There is a risk that the market may adopt alternative protection solutions, that regulatory standards may not develop as expected, or that incumbent mechanical breaker manufacturers may develop competitive DC-rated products.

Phase Transition Timing Risk. The transition to 800VDC rack-level power delivery in artificial intelligence data centers is expected to proceed in multiple phases, with different component categories, subsystems, and technologies gaining or losing commercial relevance at each phase. Companies that benefit from early adoption phases, such as vendors of interim power conversion or sidecar subsystems, may see declining demand as the architecture matures toward more integrated solutions, including centralized rectifiers, solid-state transformers, and native DC power generation systems. Because the Fund’s portfolio must be actively managed to reflect these phase transitions, the Fund’s performance depends in part on the Adviser’s ability to correctly assess the pace and sequencing of this transition. If the transition stalls at an early phase, companies positioned for later-stage architectures may not achieve the anticipated revenue growth. Conversely, if the transition accelerates beyond the Adviser’s expectations, early-phase holdings may lose commercial relevance sooner than expected, potentially before the Adviser repositions the Fund’s portfolio.

Legacy Equipment Displacement Risk. The 800VDC transition progressively displaces legacy AC power equipment, including central low-voltage UPS systems, AC switchboards and AC power distribution units, and low-voltage transformers. To the extent the Fund holds companies that also manufacture legacy AC equipment, these companies may experience offsetting revenue declines in their legacy product lines even as their 800VDC product lines grow.

Single-Source and Sole-Supplier Risk. Several layers of the 800VDC power delivery stack are currently served by one or very few companies. While this concentrated market positioning may benefit the Fund’s portfolio companies in the near term, it also means that customers have strong incentives to qualify alternative suppliers, develop in-house solutions, or redesign around the chokepoint. The Fund’s portfolio companies may face increasing competitive pressure as the market matures and alternative suppliers emerge.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Semiconductor Substrates & Materials ETF

Investment Objective

The Corgi Semiconductor Substrates & Materials ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of semiconductor substrates, specialty materials, and process chemicals used in semiconductor manufacturing. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of semiconductor substrates (including silicon wafers, silicon carbide (SiC) substrates, gallium arsenide (GaAs) substrates, indium phosphide (InP) substrates, and gallium nitride (GaN) substrates), photoresists and photomasks, chemical mechanical planarization (“CMP”) slurries and pads, etch and deposition precursor chemicals, specialty gases, advanced packaging materials, or other process-critical materials used in semiconductor fabrication (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or enabling of semiconductor substrates, specialty materials, and process chemicals used in semiconductor manufacturing. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the semiconductor substrates and materials industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Semiconductor Substrates and Materials Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor substrates and materials industry. This industry is characterized by high barriers to entry, long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry are subject to risks from fluctuations in semiconductor fabrication capacity utilization, technological changes that may reduce demand for specific materials, environmental and safety regulations governing chemical manufacturing, and supply chain disruptions. Many semiconductor materials companies are domiciled in Japan, South Korea, or Germany, adding foreign investment risk. The failure of a single materials supplier can create industry-wide bottlenecks due to the limited number of qualified suppliers for certain process-critical materials.

Semiconductor Materials Supply Chain Concentration Risk. Several categories of semiconductor materials are supplied by a limited number of manufacturers. Supply concentration across multiple material categories means that disruption at a single supplier can affect the broader semiconductor supply chain. While this concentration creates pricing power and barriers to entry that may benefit incumbent suppliers, it also means that disruptive technologies, loss of key customers, or regulatory changes could have an outsized impact on individual portfolio companies.

Qualification Cycle Risk. Semiconductor manufacturers require materials suppliers to undergo rigorous qualification processes before their products can be used in production. These qualification cycles can represent significant barriers to both entry and switching. However, this also means that companies that fail to qualify for next-generation process nodes (such as the transition from deep ultraviolet to extreme ultraviolet lithography) may lose market share rapidly and permanently.

Cyclicality Risk. Semiconductor materials companies are exposed to the cyclical nature of the semiconductor industry. During industry downturns, semiconductor fabrication capacity utilization declines, leading to reduced demand for substrates, chemicals, and other process materials. The Fund’s portfolio companies may experience significant revenue and earnings declines during such periods.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Bottlenecks ETF

Investment Objective

The Corgi AI Bottlenecks ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of critical supply chain bottlenecks and chokepoints in the artificial intelligence data center infrastructure buildout. For purposes of this policy, the Fund considers the following activities: the design, manufacture, sale, or deployment of products, services, equipment, materials, or infrastructure that address one or more critical bottlenecks in the artificial intelligence data center supply chain, spanning semiconductor fabrication tools, compound semiconductor substrates, optical interconnects and photonics, high-bandwidth memory (“HBM”) and advanced packaging, power delivery and electrical grid infrastructure, data center cooling and thermal management, custom AI silicon, high-speed networking and signal integrity components, connectors and interconnect hardware, GPU cloud and AI compute infrastructure (including neocloud and GPU-as-a-service providers), data center construction and mechanical/electrical/plumbing (“MEP”) services, data storage systems, and critical minerals and rare earth materials essential to semiconductor and data center manufacturing (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to critical supply chain bottlenecks and chokepoints in the artificial intelligence data center infrastructure buildout. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the AI data center infrastructure supply chain, spanning multiple sub-industries including semiconductor equipment, compound semiconductor substrates, photonics, memory, power delivery and electrical grid infrastructure, cooling systems, custom silicon, networking, connectors, cloud infrastructure, construction, storage, and critical minerals. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

AI Data Center Supply Chain Bottleneck and Chokepoint Risk. The Fund invests across the full spectrum of AI data center supply chain bottlenecks. The Fund’s performance depends on continued growth in AI infrastructure capital expenditure by hyperscale cloud providers, enterprise data center operators, and governments. A significant reduction in AI-related capital expenditure—whether due to macroeconomic recession, a slowdown in AI model scaling, a shift in AI training methodologies that reduces hardware requirements, regulatory restrictions on data center construction or energy consumption, or a loss of investor confidence in the AI thesis—could adversely affect the revenues, profitability, and stock prices of companies across all 13 chokepoint layers simultaneously. The Fund’s diversification across multiple supply chain layers provides some insulation against single-point failures, but a broad-based downturn in AI infrastructure spending would affect substantially all of the Fund’s portfolio companies.

Chokepoint Resolution Risk. The Fund’s thesis depends on the persistence of supply chain bottlenecks. If bottlenecks are resolved faster than anticipated—through capacity expansion, technological breakthroughs, or demand normalization—the scarcity premium embedded in the Fund’s portfolio companies may diminish, leading to underperformance relative to broader market indices. Different chokepoints may resolve at different rates; for example, HBM packaging capacity may expand faster than electrical grid interconnection capacity.

Multi-Theme Concentration Risk. While the Fund invests across 13 chokepoint themes, many of these themes are correlated because they are all driven by the same underlying demand factor: AI data center capital expenditure. A downturn in this single demand driver could simultaneously affect companies across all themes, reducing the diversification benefit that the multi-theme structure might otherwise provide.

Hyperscaler Capital Expenditure Dependency Risk. The AI data center supply chain is heavily dependent on capital expenditure decisions by a small number of hyperscale cloud providers. A reduction in capital expenditure by one or more of these hyperscalers—whether due to competitive dynamics, regulatory pressure, financial constraints, or strategic shifts—could have cascading effects across the Fund’s entire portfolio.

Geopolitical and Export Control Risk. The AI data center supply chain is globally distributed and subject to significant geopolitical risk. Key supply chain nodes are concentrated in Taiwan (semiconductor fabrication and packaging), South Korea (memory), Japan (materials and equipment), China (rare earths and certain materials), and the Netherlands (lithography). U.S. export controls on semiconductor technology, Chinese export restrictions on critical minerals, and the risk of military conflict in the Taiwan Strait could each independently disrupt significant portions of the AI supply chain and the Fund’s portfolio.

Neocloud and Pre-Profit Company Risk. The Fund may invest in neocloud (independent cloud service providers offering GPU computing capacity) and GPU-as-a-service companies that are in the early stages of building their businesses and may not yet be profitable. These companies are highly capital-intensive, dependent on GPU supply from the dominant GPU vendor and other chip vendors, and subject to competitive pressure from hyperscale cloud providers that may offer competing GPU cloud services. Neocloud companies may face challenges in achieving sustainable unit economics.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Substrates Pure Play ETF

Investment Objective

The Corgi Substrates Pure Play ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of compound semiconductor substrates, including indium phosphide (“InP”), gallium arsenide (“GaAs”), silicon carbide (“SiC”), gallium nitride (“GaN”), and germanium (“Ge”) substrates and epitaxial wafers (semiconductor wafers with a thin crystalline layer grown on a substrate) (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, and enabling of compound semiconductor substrates. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the compound semiconductor substrates industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Compound Semiconductor Substrates Industry Risk. The Fund concentrates its investments in companies operating in the compound semiconductor substrates industry. This industry is characterized by extremely high barriers to entry, long customer qualification cycles, complex crystal growth processes with historically variable yields, and concentrated market structures. Companies in this industry face risks from fluctuations in end-market demand (particularly from the photonics, power semiconductor, and RF device markets) and challenges in scaling crystal growth capacity.

SiC Crystal Growth Yield Risk. Silicon carbide crystal growth is a technically challenging process with historically lower yields compared to silicon crystal growth. Defect rates in SiC boules remain a significant manufacturing challenge, and yield improvements have been slower than anticipated. Companies that fail to improve SiC crystal growth yields may face cost disadvantages relative to competitors and may be unable to meet growing demand for SiC substrates.

China Critical Material Export Control Risk. China has imposed export controls on gallium and germanium, both of which are essential raw materials for compound semiconductor substrate manufacturing. China controls a significant share of global gallium and germanium production. These export controls may increase raw material costs, create supply shortages, and adversely affect the profitability of the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Photonics ETF

Investment Objective

The Corgi AI Photonics ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of optical transceivers, photonic integrated circuits, laser diodes and laser chips, optical modulators, coherent DSPs, co-packaged optics modules, and fiber optic cable and components for AI data center interconnects. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of optical transceivers, photonic integrated circuits, laser diodes and laser chips, optical modulators, coherent digital signal processors (“DSPs”), co-packaged optics (“CPO”) modules, or fiber optic cable and components for artificial intelligence data center interconnects (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to optical transceivers, photonic integrated circuits, laser diodes and laser chips, optical modulators, coherent DSPs, co-packaged optics modules, and fiber optic cable and components for AI data center interconnects. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”). Because a significant portion of the global photonics and optical interconnect supply chain is located in Asia, the Fund expects that a meaningful portion of its portfolio companies will be headquartered in, or have significant manufacturing operations in, Asian markets such as Taiwan, South Korea, China, and Japan.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the optical interconnect and photonics industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Optical Interconnect and Photonics Industry Risk. The Fund concentrates its investments in companies operating in the optical interconnect and photonics industry. This industry is experiencing rapid growth driven by AI data center bandwidth requirements but faces significant risks including technology standard uncertainty (pluggable transceivers versus co-packaged optics), rapid price erosion on transceiver modules, dependence on a small number of hyperscale customers, and supply chain constraints in critical upstream materials (particularly InP substrates and EML laser chips). The transition from copper to optical interconnects at the rack level is not guaranteed to proceed at the pace anticipated by the market, and the timing of CPO adoption remains uncertain.

Copper-to-Optical Transition Risk. The Fund’s thesis depends in part on the ongoing transition from copper to optical interconnects within AI data centers. If advances in copper cable technology (such as active electrical cables) extend the viability of copper interconnects at higher data rates, or if AI cluster architectures evolve in ways that reduce optical bandwidth requirements, the growth trajectory of the optical interconnect market may be slower than anticipated.

CPO Adoption Timeline Risk. Co-packaged optics represents a significant technology transition that is expected to begin commercial deployment in the near term. The Fund may invest in companies that are developing CPO technology. If CPO adoption is delayed or if the technology fails to achieve the anticipated performance and cost advantages over pluggable transceivers, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth.

Small Investable Universe Concentration Risk. The optical interconnect and photonics industry has a relatively small number of publicly traded pure-play companies. The Fund’s investable universe may be limited, which could result in higher concentration in individual positions and reduced diversification relative to funds with larger investable universes.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi HBM ETF

Investment Objective

The Corgi HBM ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, or sale of high-bandwidth memory (HBM), advanced semiconductor packaging services, outsourced semiconductor assembly and test (“OSAT”) services, packaging equipment, and advanced packaging substrates. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of high-bandwidth memory (“HBM”), advanced semiconductor packaging services (including 2.5D and 3D packaging, Chip-on-Wafer-on-Substrate (“CoWoS”), Embedded Multi-die Interconnect Bridge (“EMIB”), hybrid bonding, and fan-out packaging), outsourced semiconductor assembly and test (“OSAT”) services, packaging equipment (including die bonders, wafer dicing and grinding systems), or advanced packaging substrates (including ABF substrates and silicon interposers) (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to high-bandwidth memory (HBM), advanced semiconductor packaging services, outsourced semiconductor assembly and test (“OSAT”) services, packaging equipment, and advanced packaging substrates. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the semiconductor packaging and HBM industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Semiconductor Packaging and HBM Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor packaging and HBM industry. This industry is characterized by extreme capacity constraints, with extended CoWoS packaging lead times, high capital intensity, dependence on a small number of large semiconductor customers (particularly AI chip designers and hyperscale data center operators), and significant geographic concentration in Taiwan and South Korea. Global CoWoS advanced packaging capacity is highly concentrated, creating supply concentration risk for the AI chip ecosystem. The industry is subject to rapid technological change, with new packaging architectures (such as hybrid bonding and chiplet-based designs) potentially disrupting existing competitive positions.

Taiwan Geopolitical Risk. A substantial portion of global advanced semiconductor packaging capacity is located in Taiwan. The Fund may invest a significant portion of its assets in companies domiciled in or with substantial operations in Taiwan. Geopolitical tensions in the Taiwan Strait, including the risk of military conflict, trade sanctions, or economic blockade, could materially disrupt the semiconductor packaging supply chain and adversely affect the Fund’s portfolio.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Memory Buildout ETF

Investment Objective

The Corgi AI Memory Buildout ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, or sale of DRAM (including high-bandwidth memory (“HBM”) and DDR5), NAND flash memory, enterprise solid-state drives (“SSDs”), memory controllers, or semiconductor equipment predominantly used in memory fabrication (the “80% Investment Policy”). Companies that meet these criteria are referred to in this Prospectus as “Memory Buildout Companies.”

The Fund will generally seek to invest primarily in the equity securities of Memory Buildout Companies, but may also seek exposure to Memory Buildout Companies through derivative instruments, such as swap agreements and forward contracts. For purposes of compliance with the 80% Investment Policy, the Fund will treat equity securities (which may include depositary receipts) and instruments (i.e., swap agreements or forward contracts) that provide exposure to Memory Buildout Companies as qualifying investments, and derivative contracts will be valued at their notional value.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of DRAM (including HBM and DDR5), NAND flash memory, enterprise solid-state drives, memory controllers, and semiconductor equipment predominantly used in memory fabrication. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% Investment Policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. The Fund may invest in companies with primary listings on U.S. or foreign securities exchanges, including American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the memory semiconductor industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Memory Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the memory semiconductor industry. This industry is historically one of the most cyclical segments of the semiconductor market, characterized by boom-bust cycles driven by supply-demand imbalances. The global DRAM market is highly concentrated. The Fund's performance is heavily dependent on the financial performance and capital allocation decisions of a small number of issuers. Memory pricing is highly volatile and can decline sharply during periods of oversupply, even when underlying demand trends remain positive. The NAND flash market has historically been prone to periods of significant oversupply driven by aggressive capacity additions across multiple manufacturers, and such conditions may recur.

Memory Pricing Cyclicality Risk. Memory chip prices are highly volatile and subject to boom-bust cycles that can result in significant price swings within a single year. The Fund’s portfolio companies’ revenues, margins, and stock prices are directly correlated with memory pricing cycles. Even in an AI-driven demand environment, memory prices may decline if supply additions outpace demand growth.

NAND Oversupply Risk. The NAND flash market has historically experienced periods of significant oversupply, with multiple manufacturers aggressively adding capacity during such periods. While enterprise SSD demand is growing, the NAND market may experience future periods of oversupply that depress pricing and margins across the industry, including for companies in the Fund’s portfolio.

Derivatives and Counterparty Risk. The Fund may use total return swap agreements and forward contracts to obtain exposure to one or more Memory Buildout Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Power & Grid Infrastructure ETF

Investment Objective

The Corgi AI Power & Grid Infrastructure ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of power semiconductors, power management ICs, transformers, switchgear, UPS systems, power distribution units, electrical grid infrastructure equipment, and power generation systems for AI data centers. For purposes of this policy, the Fund considers the following activities: the design, manufacture, sale, or deployment of power semiconductors (including silicon carbide (“SiC”) and gallium nitride (“GaN”) devices), power management integrated circuits, transformers, switchgear, uninterruptible power supply (“UPS”) systems, power distribution units (“PDUs”), electrical grid infrastructure equipment, or power generation systems for artificial intelligence data centers (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to power semiconductors, power management ICs, transformers, switchgear, UPS systems, power distribution units, electrical grid infrastructure equipment, and power generation systems for AI data centers. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the power semiconductor and electrical infrastructure industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Power Semiconductor and Electrical Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the power semiconductor and electrical infrastructure industry. This industry is experiencing unprecedented demand driven by AI data center construction but faces significant structural constraints. Grid interconnection queues have grown significantly, and transformer lead times have extended substantially, creating bottlenecks that may limit the pace of data center buildout. The industry is capital-intensive, subject to long project cycles, and dependent on regulatory approvals and utility cooperation. Companies face risks from changing power architecture standards (including the transition to 800VDC distribution), competition between SiC and GaN technologies, and potential changes in energy policy or environmental regulations that could affect data center power requirements.

Grid Interconnection Queue Risk. Data center developers face grid interconnection queues that can extend several years. If interconnection delays persist or worsen, they may limit the total addressable market for the Fund’s portfolio companies by slowing the pace of new data center construction and power infrastructure deployment. Conversely, if queue processing accelerates, it could trigger a surge in demand that exceeds supply capacity for transformers, switchgear, and other long-lead-time equipment.

Transformer Lead Time and Supply Constraint Risk. Power and distribution transformers have extended lead times and global transformer manufacturing capacity is limited. The Fund’s portfolio companies that manufacture or depend on transformers may face constraints that limit their revenue growth or project completion timelines. Conversely, rapid capacity expansion by transformer manufacturers could lead to eventual oversupply.

800V Architecture Adoption Risk. The data center industry is in the early stages of transitioning from traditional AC power distribution to higher-voltage DC architectures (including 800VDC). The pace of this transition is uncertain, and the Fund’s portfolio companies that are positioned for the 800V architecture may face reduced demand if the transition is delayed or if alternative architectures are adopted.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Data Center Cooling ETF

Investment Objective

The Corgi AI Data Center Cooling ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, manufacture, sale, or deployment of liquid cooling systems, coolant distribution units, rear-door heat exchangers, immersion cooling systems, precision air conditioning, chillers, thermal management solutions, or cooling infrastructure specifically designed for data centers. For purposes of this policy, the Fund considers the foregoing activities to constitute its principal investment focus (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the activities described in the 80% Investment Policy above. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% Investment Policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the data center cooling and thermal management industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Data Center Cooling and Thermal Management Industry Risk. The Fund concentrates its investments in companies operating in the data center cooling and thermal management industry. As a result, the Fund’s performance will be particularly susceptible to conditions and developments affecting this industry, including those described in the sub-risks that follow.

Technology Standard Uncertainty Risk. The data center cooling industry has not yet converged on a dominant cooling architecture for next-generation AI data centers. Direct liquid cooling (DLC), rear-door heat exchangers, and immersion cooling each have distinct advantages and limitations. The Fund’s portfolio companies may be concentrated in one or more cooling architectures that do not become the industry standard, which could result in lower-than-expected demand and revenue growth.

Hyperscaler Insourcing Risk. Hyperscale cloud providers have the engineering capabilities and financial resources to develop proprietary cooling solutions in-house. If hyperscalers increasingly insource their cooling infrastructure rather than purchasing from third-party vendors, the addressable market for the Fund’s portfolio companies could be materially reduced.

Rapid Market Growth and New Entrant Risk. The data center liquid cooling market is projected to grow substantially. This rapid growth may attract significant new entrants, including established industrial cooling companies and well-funded startups, intensifying competition and potentially compressing margins for the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Custom AI Silicon ETF

Investment Objective

The Corgi Custom AI Silicon ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, manufacturing, sale, or licensing of custom application-specific integrated circuits (“ASICs”), custom system-on-chip (“SoC”) solutions, ASIC design services, and AI-specific semiconductor intellectual property (“IP”) for AI training and inference workloads. For purposes of this policy, the Fund considers the following activities: the design, manufacturing, sale, or licensing of custom ASICs, custom SoC solutions, ASIC design services, or AI-specific semiconductor IP for artificial intelligence training and inference workloads (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the design, manufacturing, sale, or licensing of custom application-specific integrated circuits (ASICs), custom system-on-chip (SoC) solutions, ASIC design services, and AI-specific semiconductor intellectual property (IP) for AI training and inference workloads. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the custom semiconductor design and AI silicon industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Custom Semiconductor Design and AI Silicon Industry Risk. The Fund concentrates its investments in companies operating in the custom semiconductor design and AI silicon industry. This industry is characterized by long design cycles and significant competition from general-purpose GPU platforms. Custom ASIC companies are dependent on third-party foundries for manufacturing, and foundry capacity constraints may limit their ability to fulfill customer orders. The success of custom AI ASICs depends on hyperscalers’ continued willingness to invest in custom silicon rather than relying on commercially available GPUs.

Customer Concentration Risk. The custom AI ASIC market is concentrated among a small number of hyperscale customers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Micro-, small- and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Networking & Signal Integrity ETF

Investment Objective

The Corgi AI Networking & Signal Integrity ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of high-speed networking silicon and signal integrity components for AI cluster connectivity. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of PCIe retimers, CXL memory controllers and switches, active electrical cables (“AECs”), Ethernet smart cable modules, AI fabric switches, InfiniBand networking equipment, data center Ethernet switches, or other high-speed signal integrity and networking silicon and systems for AI cluster connectivity (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to high-speed networking silicon and signal integrity components for AI cluster connectivity. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”). Consistent with the AI networking supply chain, meaningful exposure may come from issuers headquartered or with significant operations in Taiwan, South Korea, or other Asian jurisdictions.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the AI networking and signal integrity industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

AI Networking and Signal Integrity Industry Risk. The Fund concentrates its investments in companies operating in the AI networking and signal integrity industry. This industry is characterized by rapid technological change, short product life cycles, and intense competition among interconnect standards. Companies in this industry face risks from standards wars, rapid generation transitions across interconnect and data rate standards, customer concentration in a small number of hyperscale data center operators and AI chip designers, and the risk that proprietary networking technology may reduce demand for open-standard networking solutions. The industry is also subject to pricing pressure as volumes scale and competitors enter the market.

Standards Wars Risk. The AI networking market is characterized by competing open and proprietary interconnect standards. The outcome of these standards wars will determine which networking silicon companies benefit from the AI buildout. If a standard in which the Fund’s portfolio companies have invested loses market share to a competing standard, those companies may experience materially reduced demand and revenue.

Customer Concentration Risk. Several companies in the AI networking and signal integrity space derive a substantial portion of their revenue from a small number of customers, including hyperscale cloud providers and AI chip designers. The loss of a major customer or a significant reduction in orders could materially and adversely affect revenue, profitability, and stock prices of the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Connectors & Interconnect ETF

Investment Objective

The Corgi AI Connectors & Interconnect ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, manufacture, and supply of high-speed electrical connectors, cable assemblies, and physical interconnect hardware used in AI servers, GPU clusters, and data center networking equipment. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of high-speed electrical connectors, high-speed cable assemblies, backplane connectors, power connectors, or other physical interconnect hardware used in AI servers, GPU clusters, and data center networking equipment (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the design, manufacture, or sale of products and services related to high-speed electrical connectors, cable assemblies, and physical interconnect hardware used in AI servers, GPU clusters, and data center networking equipment. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the electronic connectors and interconnect industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Electronic Connectors and Interconnect Industry Risk. The Fund concentrates its investments in companies operating in the electronic connectors and interconnect industry, with a focus on components used in AI servers and data center equipment. This industry is characterized by high engineering barriers to entry for next-generation high-speed connectors but also faces commoditization pressure at lower data rates. Many leading connector companies are large, diversified conglomerates for which data center connectors represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in this industry are subject to risks from customer concentration in a small number of hyperscale data center operators and server OEMs, pricing pressure from high-volume customers, and the risk that connector specifications may change with each new GPU platform generation.

Diversified Conglomerate Risk. Many of the world’s largest connector companies are highly diversified, with data center and AI-related connectors representing only a portion of their total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk and wider bid-ask spreads.

Commoditization Risk. While next-generation high-speed connectors require significant engineering investment, connectors at established data rates face commoditization pressure. As connector technologies mature and multiple suppliers qualify, pricing pressure may erode margins for the Fund’s portfolio companies.

Platform Transition Risk. Connector specifications are closely tied to GPU and server platform designs. Each new GPU generation may require redesigned connectors, creating both opportunity and risk. Companies that fail to secure design wins on next-generation platforms may lose market share for the duration of that platform cycle.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Neocloud ETF

Investment Objective

The Corgi Neocloud ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of GPU-as-a-service cloud platforms and AI compute infrastructure-as-a-service. For purposes of this policy, the Fund considers the following activities: the operation of GPU-as-a-service cloud platforms, AI compute infrastructure-as-a-service, dedicated GPU cluster hosting, AI-optimized colocation services, or data center infrastructure specifically designed and operated for AI training and inference workloads (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to GPU-as-a-service cloud platforms and AI compute infrastructure-as-a-service. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the GPU cloud and AI compute infrastructure industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

GPU Cloud and AI Compute Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the emerging GPU cloud and AI compute infrastructure industry. This industry is characterized by extreme capital intensity (with individual companies deploying tens of billions of dollars in GPU infrastructure), dependence on GPU supply from a small number of chip vendors, competition from hyperscale cloud providers that may offer competing GPU cloud services, and the risk that many neocloud companies are pre-profit or early-stage with limited operating histories. The industry’s economics depend on sustained demand for AI compute at prices sufficient to cover the high fixed costs of GPU infrastructure. A decline in AI compute demand, an oversupply of GPU capacity, or a significant reduction in GPU-as-a-service pricing could materially and adversely affect the revenues, profitability, and stock prices of the Fund’s portfolio companies.

Hyperscaler Competition Risk. Major hyperscale cloud providers each operate massive GPU cloud platforms and may compete directly with neocloud providers for AI compute customers. Hyperscalers have significantly greater financial resources, customer relationships, and GPU procurement scale. If hyperscalers aggressively price GPU cloud services or bundle AI compute with other cloud services, neocloud providers may face margin compression or customer losses.

Customer Concentration and Long-Term Contract Risk. Several neocloud companies derive a substantial portion of their revenue from a small number of large customers, including hyperscalers and large AI companies. These relationships are often governed by long-term contracts. While long-term contracts provide revenue visibility, they also expose neocloud companies to the risk that a customer default, contract renegotiation, or non-renewal could materially affect revenue. Additionally, the long-term nature of these contracts means that neocloud companies bear the risk of GPU depreciation and technological obsolescence over the contract period.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Data Center Construction ETF

Investment Objective

The Corgi Data Center Construction ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of mechanical, electrical, and plumbing (“MEP”) engineering, construction, and specialty contracting services for hyperscale, colocation, and enterprise data centers. For purposes of this policy, the Fund considers the following activities: the provision of MEP engineering services, electrical contracting, data center general contracting, specialty construction services, or modular data center construction for hyperscale, colocation, and enterprise data centers (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to mechanical, electrical, and plumbing (MEP) engineering, construction, and specialty contracting services for hyperscale, colocation, and enterprise data centers. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the data center construction, MEP, and specialty contracting services industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Data Center Construction, MEP, and Specialty Contracting Services Industry Risk. The Fund concentrates its investments in companies operating in the data center construction, MEP, and specialty contracting services industry. This industry is characterized by dependence on skilled labor availability (one of the most binding constraints on data center capacity additions), project execution risk on mega-scale builds, margin pressure from rising labor and materials costs, and cyclicality tied to hyperscaler capital expenditure cycles. Companies in this industry are subject to risks from permitting delays, supply chain disruptions affecting construction materials and electrical equipment (particularly transformers and switchgear), and the geographic concentration of data center construction activity in a limited number of markets. The failure to complete projects on schedule can result in liquidated damages and reputational harm.

Skilled Labor Shortage Risk. The data center construction industry faces a significant shortage of skilled electricians, mechanical tradespeople, and other specialized construction workers. This labor shortage is the rate-limiting factor in data center capacity additions and may constrain the growth of the Fund’s portfolio companies. Competition for skilled labor may also drive up wages, compress margins, and increase project costs and timelines.

Project Execution and Customer Concentration Risk. Data center construction projects are large, complex, and involve significant execution risk. Cost overruns, schedule delays, design defects, or safety incidents on a single large project can materially affect a contractor’s financial results and reputation. The Fund’s portfolio companies may have significant revenue concentration in a small number of large projects or customers.

Cyclicality and Backlog Risk. Data center construction activity is closely tied to hyperscaler capital expenditure decisions. A reduction in hyperscaler capex could result in project deferrals or cancellations, reducing the backlog and revenue of the Fund’s portfolio companies. Companies with large fixed-cost bases may be particularly vulnerable to cyclical downturns.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Data Storage ETF

Investment Objective

The Corgi AI Data Storage ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of enterprise data storage systems and storage infrastructure for AI training, inference, and data management workloads. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of enterprise solid-state drives (“SSDs”), hard disk drives (“HDDs”), networked storage systems, flash storage arrays, storage controllers, or data storage infrastructure predominantly used for AI training datasets, model checkpointing, inference serving, and AI data pipelines (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to enterprise data storage systems, solid-state drives, hard disk drives, and storage infrastructure for AI training, inference, and data management workloads. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”). Because global NAND flash, HDD, and storage system manufacturing is concentrated in Asia, the Fund expects that a meaningful portion of its non-U.S. exposure will be to companies headquartered in or with significant operations in South Korea, Taiwan, and Japan.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the data storage industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Data Storage Industry Risk. The Fund concentrates its investments in companies operating in the data storage industry. This industry is characterized by intense price competition, cyclical demand patterns tied to enterprise and hyperscaler capital expenditure cycles, rapid technological change (including transitions between storage media types and interface standards), and significant customer concentration. Storage-as-a-service commoditization may also reduce demand for third-party storage systems.

Flash Pricing Cyclicality Risk. NAND flash memory pricing is highly cyclical, driven by the balance between global NAND production capacity and demand. Periods of oversupply can lead to steep price declines that compress margins for SSD manufacturers and storage array companies that purchase NAND as a key input. Conversely, periods of shortage can increase costs for companies that do not manufacture their own NAND.

HDD Secular Decline Risk. Hard disk drives face long-term secular decline risk as solid-state storage captures an increasing share of enterprise and data center storage. While AI data lake demand has partially offset this trend by driving demand for high-capacity HDDs, there is no assurance that AI-related demand will fully compensate for the broader decline in HDD unit volumes.

Hyperscaler In-House Storage Risk. Hyperscale cloud providers increasingly design and procure custom storage solutions, including custom-designed SSDs and storage software, reducing their dependence on third-party storage vendors. If this trend accelerates, the Fund’s portfolio companies that sell storage systems to hyperscalers may experience reduced demand.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Rare Earths & Critical Minerals ETF

Investment Objective

The Corgi Rare Earths & Critical Minerals ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of rare earth elements, critical minerals, permanent magnets, and specialty alloys that are essential inputs to semiconductor manufacturing, data center infrastructure, and AI hardware. For purposes of this policy, the Fund considers the following activities: the mining, refining, processing, or sale of rare earth elements, critical minerals (including gallium, germanium, antimony, and other specialty materials), permanent magnets, or specialty alloys that are essential inputs to semiconductor manufacturing, data center cooling systems, power electronics, or other AI infrastructure components (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to rare earth elements, critical minerals, permanent magnets, and specialty alloys that are essential inputs to semiconductor manufacturing, data center infrastructure, and AI hardware. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the rare earth elements, critical minerals, permanent magnets, and specialty alloys industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Rare Earth Elements, Critical Minerals, Permanent Magnets, and Specialty Alloys Industry Risk. The Fund concentrates its investments in companies operating in the rare earth elements, critical minerals, permanent magnets, and specialty alloys industry. This industry is characterized by extreme geographic concentration of supply, significant price volatility driven by Chinese supply management and export controls, long mine development timelines, environmental and permitting challenges, and the risk that substitution or materials efficiency improvements may reduce demand for specific minerals.

China Supply Dominance and Export Control Risk. China dominates the global supply of rare earth elements and several critical minerals, including gallium and germanium. Chinese export controls, production quotas, or trade policy changes could significantly restrict the global supply of these materials, causing price spikes and supply disruptions that may affect both the Fund’s portfolio companies and the broader semiconductor and AI infrastructure supply chains. Conversely, if China increases supply to depress prices, non-Chinese producers (in which the Fund may invest) could face margin compression and financial distress.

Long Development Timeline Risk. New rare earth and critical minerals mining projects typically require lengthy periods from discovery to commercial production, including extensive environmental review, permitting, and construction. Companies developing new mines face significant execution risk, capital requirements, and the possibility that the project may not reach production. The Fund’s portfolio may include companies in the development or pre-production stage that have limited or no revenue from mining operations.

Price Volatility Risk. Rare earth and critical mineral prices are highly volatile, influenced by Chinese production and export policies, global demand fluctuations, speculative activity, and strategic stockpiling by governments. Price declines can render mining operations uneconomic, while price spikes may accelerate substitution efforts by end users.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Infrastructure Outliers ETF

Investment Objective

The Corgi AI Infrastructure Outliers ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

For purposes of this Fund, “AI Infrastructure Outlier Companies” are companies materially involved in the production, distribution, or sale of specialty gases (including helium, neon, krypton, xenon, and ultra-high-purity process gases), ultra-pure water treatment systems, advanced technical ceramics, or other niche but critical inputs to semiconductor manufacturing and AI data center operations, where the supply of such inputs is structurally constrained.

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (which may include depositary receipts) of AI Infrastructure Outlier Companies, or in instruments (i.e., swap agreements or forward contracts) that provide exposure to AI Infrastructure Outlier Companies (the “80% Investment Policy”). The Fund may seek exposure to AI Infrastructure Outlier Companies through derivative instruments, such as total return swap agreements and forward contracts. For purposes of compliance with the 80% Investment Policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to specialty gases, ultra-pure water treatment systems, advanced technical ceramics, and other niche but critical inputs to semiconductor manufacturing and AI data center operations where supply is structurally constrained. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the specialty gases, ultra-pure water treatment systems, and advanced technical ceramics industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Specialty Gases, Ultra-Pure Water Treatment Systems, and Advanced Technical Ceramics Industry Risk. The Fund concentrates its investments in companies operating across a diverse set of niche industries that provide critical inputs to semiconductor manufacturing and AI data center operations. These industries are characterized by high barriers to entry (due to extreme purity requirements and long qualification cycles), concentrated market structures, and structurally constrained supply for certain materials (particularly helium, neon, and specialty ceramics). Companies in these industries are subject to risks from commodity price volatility, supply disruptions at concentrated production facilities, environmental regulations, and the potential for substitution or efficiency improvements that reduce per-unit material consumption.

Diversified Conglomerate Risk. Many of the world’s largest specialty gas and materials companies are highly diversified industrial conglomerates for which semiconductor- and data center-related products represent a minority of total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk.

Supply Concentration and Disruption Risk. Production of several critical materials (such as neon, krypton, and xenon) is geographically concentrated in a small number of facilities or countries, and disruptions at key supply nodes, whether from geopolitical events, natural disasters, labor disputes, or facility accidents, could cause significant price spikes and supply shortages.

Substitution and Efficiency Risk. Semiconductor manufacturers and data center operators continuously seek to reduce per-unit consumption of expensive or scarce materials through process optimization, materials substitution, and recycling. For example, efforts to reduce helium consumption in semiconductor fabs through recycling systems, to develop alternative lithography gases, or to increase recycling rates of ultra-pure water, could reduce demand for the materials produced by the Fund’s portfolio companies.

Derivatives and Counterparty Risk. The Fund may use total return swap agreements and forward contracts to obtain exposure to one or more AI Infrastructure Outlier Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Robotics Enablers ETF

Investment Objective

The Corgi Robotics Enablers ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, or sale of robotic enabling components, including precision reducers, servo motors and drives, integrated actuators, motion controllers, machine vision systems, force/torque sensors, and encoders used in industrial, collaborative, humanoid, and service robotics. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of robotic enabling components, including strain-wave (harmonic) reducers, RV (cycloidal) reducers, servo motors and servo drives, integrated actuators, motion controllers, rotary and linear encoders, machine vision systems and cameras, force/torque sensors, robot joints and end-effectors, or precision motion control systems used in industrial, collaborative, humanoid, or service robotics (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to robotic enabling components, including precision reducers, servo motors and drives, integrated actuators, motion controllers, machine vision systems, force/torque sensors, and encoders used in industrial, collaborative, humanoid, and service robotics. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme — including suppliers of precision reducers, servo motors and drives, integrated actuators, motion controllers, machine vision systems, force/torque sensors, and encoders — strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the robotic enabling components industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Robotic Enabling Components Industry Risk. The Fund concentrates its investments in companies operating in the robotic enabling components industry. This industry is characterized by long customer qualification cycles, dependence on the pace of factory automation capital expenditure, significant geographic concentration in Japan, Europe, and (increasingly) China, including in jurisdictions such as Taiwan and South Korea where certain portfolio companies are headquartered or maintain significant operations, and cyclicality tied to global industrial production. The precision robot reducer market is highly concentrated, creating both pricing power for incumbents and incentives for customers to qualify alternative suppliers. Companies in this industry face risks from slower-than-expected adoption of humanoid and collaborative robotics, competition from vertically integrated robot manufacturers developing in-house components, and shifts in end-market demand (e.g., a slowdown in factory automation or automotive production). Changes in trade policy, particularly between Japan and China, could materially affect demand for robotic enabling components.

Humanoid Robotics Timeline Risk. A significant portion of the growth thesis for robotic enabling components depends on the development and commercial deployment of humanoid robots. If humanoid deployment timelines extend significantly beyond current market expectations, or if humanoid robot designs evolve to use non-traditional component architectures (e.g., direct-drive motors instead of geared reducers, or proprietary actuators instead of off-the-shelf components), demand for precision components may grow more slowly than anticipated. The Fund’s portfolio companies may experience reduced growth rates and lower valuations if disappointments in the humanoid robotics timeline lead to a broader re-rating of the robotic enabling components sector.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Sensing & Perception ETF

Investment Objective

The Corgi Sensing & Perception ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of sensing and perception hardware and integrated circuits, including CMOS image sensors, LiDAR sensors, radar sensors, MEMS sensors, magnetic and position sensors, machine vision systems, and other sensing devices used for environmental perception in autonomous vehicles, robotics, industrial automation, consumer electronics, and IoT applications. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of sensing and perception hardware or integrated circuits, including CMOS image sensors, LiDAR sensors and systems, radar sensors, MEMS sensors (accelerometers, gyroscopes, microphones, pressure sensors), magnetic/position/current sensors, temperature sensors, machine vision cameras and processors, time-of-flight sensors, or other sensing devices used for environmental perception in autonomous vehicles, robotics, industrial automation, consumer electronics, and IoT applications (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to sensing and perception hardware and integrated circuits, including CMOS image sensors, LiDAR sensors, radar sensors, MEMS sensors, magnetic and position sensors, machine vision systems, and other sensing devices used for environmental perception in autonomous vehicles, robotics, industrial automation, consumer electronics, and IoT applications. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. Significant portions of the global sensing and perception industry are headquartered in Asia, including Japan, South Korea, and Taiwan, and as a result the Fund expects to have material foreign and emerging-market exposure. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the sensing and perception hardware and integrated circuits industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Sensing and Perception Hardware and Integrated Circuits Industry Risk. The Fund concentrates its investments in companies operating in the sensing and perception hardware and integrated circuits industry. This industry is characterized by rapid technological change and dependence on the pace of autonomous vehicle and ADAS adoption. Companies in this industry are subject to pricing pressure from large automotive and consumer electronics customers, rapid product obsolescence, and the risk that end-market adoption of advanced sensing (particularly in autonomous vehicles) proceeds more slowly than anticipated.

Autonomous Vehicle Timeline Risk. A significant portion of demand growth for advanced sensors (LiDAR, radar, high-resolution image sensors) depends on the pace of autonomous vehicle deployment. Regulatory delays, technical challenges, liability uncertainty, or a shift in consumer and fleet-operator preferences could slow autonomous vehicle deployment and reduce demand for the advanced sensing hardware in which the Fund invests. The Level 4/5 autonomous driving timeline has repeatedly been extended by industry participants, and further delays would adversely affect the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Grid & Electrification ETF

Investment Objective

The Corgi Grid & Electrification ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, development, manufacture, sale, installation, or maintenance of electrical grid hardware and infrastructure and electrification end-use systems, including power and distribution transformers, high-voltage and medium-voltage switchgear, HVDC converter stations, high-voltage cables, substations, grid automation and protection systems, power-grade wide-bandgap semiconductors, transmission and distribution EPC services, electric vehicle (“EV”) charging equipment and charging networks, electric heat pumps and electrified building heating, ventilation, and air-conditioning (“HVAC”) systems, industrial and process electrification equipment, and electrified heavy-duty mobility systems. For purposes of this policy, the Fund considers the following activities: the design, development, manufacture, sale, installation, or maintenance of (i) electrical grid hardware and infrastructure, including power and distribution transformers, high-voltage and medium-voltage switchgear, high-voltage direct-current (“HVDC”) converter stations, high-voltage cables (submarine, underground, overhead), medium-voltage cables, substations and substation automation equipment, grid protection and automation systems, power-grade wide-bandgap semiconductors (silicon carbide (“SiC”) and gallium nitride (“GaN”)) for grid applications, and transmission and distribution (“T&D”) engineering, procurement, and construction (“EPC”) services; and (ii) electrification end-use systems, including EV charging equipment (alternating-current (“AC”) and direct-current (“DC”) fast chargers), EV charging network operators, electric heat pumps and electrified HVAC systems for residential, commercial, and industrial buildings, industrial and process electrification equipment, and electrified heavy-duty mobility systems (including electric buses, electric trucks, and other electrified commercial vehicles) (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the design, development, manufacture, sale, installation, or maintenance of products and services related to electrical grid hardware and infrastructure and electrification end-use systems, including power and distribution transformers, high-voltage and medium-voltage switchgear, HVDC converter stations, high-voltage cables, substations, grid automation and protection systems, power-grade wide-bandgap semiconductors, transmission and distribution EPC services, EV charging equipment and charging networks, electric heat pumps and electrified HVAC systems, industrial and process electrification equipment, and electrified heavy-duty mobility systems. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% Investment Policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”). Given the global concentration of grid-equipment original equipment manufacturers, the Fund expects to have meaningful exposure to companies headquartered or operating in Korea, Taiwan, Japan, and Europe.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the grid and electrification industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Grid and Electrification Industry Risk. The Fund concentrates its investments in companies operating in the grid and electrification industry, which includes both electrical grid hardware and infrastructure (transmission and distribution equipment, substations, transformers, switchgear, cables, grid automation, and T&D engineering and construction) and electrification end-use systems (EV charging equipment and networks, electric heat pumps and HVAC, industrial and process electrification, and electrified heavy-duty mobility). This industry is subject to a multi-year capital expenditure cycle dependent on utility spending, regulatory approvals, and government policy (including the U.S. Inflation Reduction Act and the EU Green Deal). Extended transformer lead times create near-term revenue visibility but also mean capacity additions are slow. The supply chain for grain-oriented electrical steel (GOES) and copper is constrained, creating input cost risk. Permitting delays for transmission lines and EV charging infrastructure can extend project timelines by years. End-use electrification segments — including EV charging deployment, electric heat pump adoption, and industrial and process electrification — depend on continued consumer and corporate willingness to convert from fossil-fuel-based equipment, the availability of tax credits and other incentives, and the pace of utility-side capacity additions to serve incremental electrified load. Companies in this industry face risks from changes in energy policy (including IRA repeal risk), tariff impacts on imported equipment, interest rate sensitivity (as utility capital expenditure and many electrification investments are financed with long-term debt), and the potential for cyclical downturns if the current electrification super-cycle moderates. Demand for grid and electrification equipment is concentrated among a small number of large buyers (including utilities, hyperscale data center operators, EV-charging network operators, and industrial customers), and the Fund’s portfolio companies may be disproportionately affected by changes in the capital expenditure plans of these buyers.

Utility Regulatory Risk. A significant portion of grid infrastructure spending is subject to regulatory approval from state and federal utility commissions (in the United States) and equivalent regulatory bodies in other jurisdictions. Changes in allowed rates of return, permitting requirements, interconnection queue management, or regulatory frameworks could slow or reduce infrastructure investment. Federal policy risk is elevated: potential repeal or modification of the Inflation Reduction Act could reduce incentives for grid modernization and renewable energy interconnection, adversely affecting demand for the Fund’s portfolio companies’ products and services.

Commodity Input Risk. Grid equipment manufacturers are exposed to commodity price volatility for key inputs including copper, aluminum, grain-oriented electrical steel (GOES), and transformer oil. Grain-oriented electrical steel is a specialty material with limited global production capacity, and supply constraints have been a contributing factor in extended transformer lead times. Sharp increases in input costs may compress margins if manufacturers cannot pass through price increases to utility customers, particularly for contracts with fixed pricing. Conversely, a sharp decline in commodity prices could signal weakening end-market demand.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Semiconductor Foundry & Capex Cycle ETF

Investment Objective

The Corgi Semiconductor Foundry & Capex Cycle ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the semiconductor foundry, capital equipment, and manufacturing supply chain industry. For purposes of this policy, the Fund considers the following activities: (i) semiconductor foundry services (contract chip manufacturing); (ii) semiconductor capital equipment (lithography, etch, deposition, CMP, ion implantation, metrology, inspection, and packaging equipment); (iii) semiconductor fab construction and cleanroom engineering services; (iv) semiconductor process consumables and materials (wafers, photoresists, CMP slurries, specialty gases, and etch chemicals) that are consumed at scale during semiconductor manufacturing capacity expansion cycles; and (v) advanced packaging equipment and services (including back-end assembly, test, and advanced packaging technologies) (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to semiconductor foundry services, semiconductor capital equipment, semiconductor fab construction and engineering services, semiconductor process consumables and materials, and advanced packaging equipment and services. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the semiconductor foundry, capital equipment, and manufacturing supply chain industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Semiconductor Foundry and Capex Cycle Risk. The Fund concentrates its investments in companies whose revenues are directly tied to the semiconductor capital expenditure cycle. The semiconductor industry is highly cyclical, and capital expenditure by foundries and integrated device manufacturers (“IDMs”) has historically experienced significant boom-and-bust cycles. During capex up-cycles, equipment and materials companies experience strong demand, pricing power, and margin expansion; during down-cycles, order cancellations, inventory destocking, and price compression can lead to sharp revenue and earnings declines. The current capex cycle, in which multiple major foundries are expanding simultaneously, represents an unusually strong up-cycle. However, there is no guarantee that this cycle will persist. A reduction in end-market demand for semiconductors, a slowdown in AI-related capital expenditure, a decision by one or more major foundries to reduce or delay expansion plans, or a macroeconomic recession could trigger a capex down-cycle that would adversely affect substantially all of the Fund’s portfolio companies simultaneously. The Fund’s performance is also dependent on the continued competitive dynamics among the major foundries; if one foundry achieves decisive competitive dominance and the others curtail expansion, the intensity of the capex cycle could diminish.

Foundry Competition and Prisoner’s Dilemma Risk. The Fund’s thesis depends in part on the competitive dynamics among the major foundries, in which each foundry is incentivized to invest aggressively in capacity regardless of the others' actions. If this competitive dynamic changes, for example, if a major foundry exits or significantly scales back its ambitions, or if geopolitical events reduce competitive pressure, the intensity of the capex cycle could diminish, reducing demand for equipment, construction, and materials.

Geopolitical and Export Control Risk. Semiconductor manufacturing is at the center of U.S.-China geopolitical competition. U.S. export controls restrict the sale of advanced semiconductor equipment (particularly EUV lithography systems and certain etch/deposition tools) to Chinese entities. These restrictions reduce the addressable market for equipment companies and create uncertainty for foundries with operations in China. A substantial portion of global leading-edge foundry capacity is concentrated in Taiwan, which amplifies the Fund’s exposure to Taiwan-specific geopolitical risks, including cross-Strait tensions and potential disruptions to the operations or end customers of the Fund’s portfolio companies. Escalation of export controls, retaliatory measures by China, or military conflict in the Taiwan Strait could materially disrupt the global semiconductor manufacturing ecosystem and the Fund’s portfolio companies.

Fab Construction Execution Risk. Leading-edge semiconductor fabs are among the most complex construction projects in the world, requiring significant capital investment and multi-year construction timelines. Construction delays, cost overruns, labor shortages, supply chain disruptions for specialty construction materials, and permitting challenges can delay fab completion and, consequently, delay equipment installation and consumable ramp. The Fund’s portfolio companies may experience revenue timing uncertainty as a result of construction-related delays.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Semiconductor Design & IP ETF

Investment Objective

The Corgi Semiconductor Design & IP ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, licensing, distribution, or sale of electronic design automation (EDA) software, semiconductor intellectual property (IP), and related chip design infrastructure. For purposes of this policy, the Fund considers the following activities: the design, development, licensing, or sale of electronic design automation (EDA) software tools, semiconductor intellectual property (IP) cores, chip design verification and validation platforms, hardware-assisted verification systems (emulation and prototyping), multiphysics and simulation software primarily used for semiconductor and electronic system design, semiconductor architecture licensing, or programmable logic design tools and IP (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the development, licensing, distribution, or sale of products and services related to electronic design automation (EDA) software, semiconductor intellectual property (IP), and related chip design infrastructure. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”). The Fund’s investable universe includes companies headquartered in or with significant operations in countries that may be classified as emerging markets, including Taiwan and South Korea.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the electronic design automation, semiconductor intellectual property, and chip design infrastructure industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Electronic Design Automation, Semiconductor IP, and Chip Design Infrastructure Industry Risk. The Fund concentrates its investments in companies that develop electronic design automation software, semiconductor intellectual property, and related design infrastructure. This industry is characterized by concentrated market structure, high barriers to entry (deep foundry certification pipelines, decades of accumulated design rule knowledge, and significant R&D investment requirements), and long customer relationships (EDA contracts are typically multi-year). While these characteristics generally benefit incumbents, the Fund faces risks including: potential disruption from AI-driven tools, including generative AI, that could automate portions of the chip design workflow currently performed by EDA tools and commoditize certain EDA functions; customer consolidation (as semiconductor companies merge, the number of potential EDA customers decreases); dependence on continued semiconductor design complexity growth (if chip design becomes simpler due to architectural changes, demand for design tools could moderate); the risk that open-source EDA alternatives (such as OpenROAD) or emerging competitors could erode market share; and regulatory risk, including antitrust scrutiny following large-scale acquisitions.

Customer Concentration and Geopolitical Risk. EDA companies derive a significant portion of revenue from a concentrated group of large semiconductor companies, many of which are based in the United States, Taiwan, South Korea, and China. U.S. export controls restricting the sale of advanced EDA tools to Chinese entities have already reduced the addressable market for EDA companies, and further escalation of export controls could materially affect revenue. Additionally, EDA companies are exposed to the risk that Chinese semiconductor companies develop or adopt domestic EDA alternatives to reduce dependence on U.S. tools.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Co-Packaged Optics ETF

Investment Objective

The Corgi Co-Packaged Optics ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, manufacture, and sale of co-packaged optics (“CPO”), silicon photonics, optical engine assemblies, laser sources, and high-speed optical interconnects for artificial intelligence data centers. For purposes of this policy, the Fund considers the following activities: the design, manufacture, or sale of co-packaged optics modules, silicon photonics integrated circuits, optical engine assemblies, laser sources (including continuous-wave lasers and external light sources) for CPO, indium phosphide (InP) substrates and epitaxial wafers used in optical communications, high-speed optical transceivers, photonic integrated circuits, optical modulators, optical amplifiers, coherent digital signal processors, or fiber optic components and assemblies used in AI data center optical interconnects (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that meet the thematic criteria described below. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning. Because the universe of pure-play CPO companies is currently small, the Adviser applies additional thematic-purity screens to limit exposure to companies whose CPO-related activities are early-stage or speculative relative to their overall business.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund concentrates its investments in a particular industry or group of industries, the Fund’s performance will be particularly susceptible to conditions and developments affecting those industries and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Co-Packaged Optics, Silicon Photonics, and Optical Interconnect Industry Risk. The Fund concentrates its investments in companies operating in the co-packaged optics, silicon photonics, optical engine, laser source, and high-speed optical interconnect industries. CPO is an emerging technology, with only limited initial commercial deployments as of 2026 and broad volume production not expected until 2027 or later. The Fund’s investment thesis depends on the assumption that CPO becomes the standard optical interconnect architecture for next-generation AI clusters, which is not guaranteed. The investable universe of companies with significant CPO revenue exposure is currently small, creating concentration risk. Indium phosphide (InP) substrates and epitaxial wafers required for high-speed optical communications are produced by a limited number of suppliers, and supply constraints could affect Fund holdings. Companies in this industry are subject to rapid technological change, intense competition, long design-win cycles, and dependence on a limited number of hyperscale data center customers (such as Microsoft, Amazon, Google, and Meta), which collectively account for the substantial majority of AI training and inference infrastructure spending. The failure or delay of CPO deployment at one or more major hyperscalers could materially affect the Fund’s portfolio companies.

CPO Adoption Timeline Risk. The CPO inflection point is timing-dependent, and adoption may be delayed if pluggable 1.6T transceivers meet bandwidth and power requirements for next-generation AI clusters. CPO design wins are being awarded now, but volume production may not begin until the late 2020s. If the transition from pluggable to co-packaged optics takes longer than anticipated, companies positioned for CPO may experience extended periods of lower-than-expected revenue from CPO-specific products. The Fund’s portfolio companies may derive the majority of their current revenue from pluggable transceivers and related products, with CPO revenue remaining a small portion of total revenue for several years.

Laser Source Chokepoint Risk. Continuous-wave (CW) lasers for CPO are manufactured by very few companies globally. These lasers must meet exacting specifications for wavelength stability, output power, and reliability at the elevated temperatures found inside switch and GPU packages. Supply constraints in CW lasers could limit the pace of CPO deployment across the industry. Conversely, the small number of qualified CW laser suppliers may benefit from pricing power and allocation priority. If alternative laser technologies emerge or if CPO architectures evolve to reduce laser requirements, existing laser suppliers’ competitive positions could be adversely affected.

Technology Standard Risk. Multiple CPO architectures are currently being developed by different industry participants, including on-package, near-package, and in-package configurations. The industry may not converge on a single CPO standard, which could fragment demand across multiple incompatible implementations. Companies that invest heavily in one architectural approach may find that the market adopts a different standard, rendering their technology less competitive. The lack of industry-wide standardization may also slow adoption by creating uncertainty for hyperscale customers evaluating CPO solutions.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Asia AI Supply Chain ETF

Investment Objective

The Corgi Asia AI Supply Chain ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of Asian companies materially involved in the development, manufacturing, operation, and enabling of products and services within the Asian AI and semiconductor supply chain (“Asia AI Supply Chain Companies”). For purposes of this policy, the Fund considers the following activities: the design, manufacture, sale, or provision of products, equipment, materials, components, or services used in semiconductor manufacturing, AI data center infrastructure, advanced packaging, memory, power delivery, optical interconnects, robotics components, or other AI-enabling supply chain activities (the “80% Investment Policy”).

The Fund will generally seek to invest primarily in the equity securities of Asia AI Supply Chain Companies, but may also seek exposure to Asia AI Supply Chain Companies through derivative instruments, such as swap agreements and forward contracts. For purposes of compliance with the 80% Investment Policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to Asian companies operating across the artificial intelligence data center and semiconductor supply chain. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. The Fund expects that a majority of its investments will be in companies with primary listings on Asian (or other non-U.S.) securities exchanges, accessed via local exchanges, the Shanghai-Shenzhen Stock Connect program, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”). The Fund may also invest in equity securities of U.S.-listed companies that meet the Fund’s investment criteria.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the Asian AI and semiconductor supply chain industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Asian AI and Semiconductor Supply Chain Risk. The Fund concentrates its investments in Asian companies operating across the AI and semiconductor supply chain. The Asian semiconductor ecosystem is deeply interconnected, and a disruption in one country (e.g., a Taiwan earthquake affecting a major foundry) can cascade across the entire regional supply chain. The Fund is subject to risks specific to each major Asian market, including: Japan (yen volatility, aging demographics, BOJ monetary policy, cross-shareholding structures); South Korea (North Korea military tensions, chaebol governance, won volatility); Taiwan (China-Taiwan military tensions, earthquake risk, extreme concentration of leading-edge foundry capacity); and China (U.S. export controls, government intervention, VIE structure risk, capital controls, regulatory unpredictability). The Fund may invest in securities that trade only on local Asian exchanges and are not available as ADRs, which involves additional settlement, custody, and liquidity risks.

Taiwan Geopolitical Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Taiwan. Taiwan is the single most critical node in the global semiconductor supply chain, with Taiwanese foundries manufacturing the substantial majority of the world’s most advanced semiconductor chips. The People’s Republic of China considers Taiwan to be a breakaway province and has not ruled out the use of military force to achieve reunification. A military conflict, blockade, quarantine, or even a credible threat of military action against Taiwan could cause catastrophic disruption to global semiconductor supply, massive declines in the stock prices of Taiwan-listed companies, suspension of trading on the Taiwan Stock Exchange, and potential loss of access to invested assets. Even absent military conflict, escalating tensions, including Chinese military exercises, airspace incursions, economic coercion, or changes in U.S. strategic ambiguity policy, may cause significant volatility in Taiwan-listed securities. The Fund’s concentration in Taiwan-listed semiconductor companies amplifies this risk relative to more geographically diversified funds.

China Regulatory and Export Control Risk. The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions. The regulatory environment in China is subject to rapid and unpredictable change, and actions by the Chinese government may adversely affect the value, liquidity, or accessibility of Chinese investments held by the Fund.

Derivatives and Counterparty Risk. The Fund may use total return swap agreements and forward contracts to obtain exposure to one or more Asia AI Supply Chain Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap.

China A-Share and Stock Connect Risk. The Fund may invest in China A-shares through the Shanghai-Shenzhen Stock Connect program (“Stock Connect”). Stock Connect is a relatively new trading mechanism subject to evolving regulations and operational risks. Investments through Stock Connect are subject to daily quota limitations, trading suspensions, settlement risk, and the risk that the program may be suspended or terminated by Chinese or Hong Kong authorities. The Fund’s ownership of A-shares through Stock Connect is held through the Hong Kong Central Clearing and Settlement System (“CCASS”) as nominee, and the Fund’s beneficial ownership rights may not be fully enforceable under PRC law. Currency conversion between RMB and other currencies is subject to exchange controls and may be delayed or restricted.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Ex-US AI Enablers ETF

Investment Objective

The Corgi Ex-US AI Enablers ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of non-U.S. companies materially involved in the development, manufacturing, operation, or sale of products and services that enable the global artificial intelligence infrastructure buildout (the “80% Investment Policy”). For purposes of this policy, the Fund considers the following activities: the design, manufacture, sale, or provision of products, equipment, materials, components, or services used in semiconductor manufacturing, AI data center infrastructure, power delivery and grid equipment, advanced packaging, memory, optical interconnects, data center cooling, robotics components, or other AI-enabling supply chain activities. Companies that meet the criteria described above are referred to as “Ex-US AI Enabler Companies.”

The Fund will generally seek to invest primarily in the equity securities of Ex-US AI Enabler Companies, but may also seek exposure to Ex-US AI Enabler Companies through derivative instruments, such as swap agreements and forward contracts. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or instruments (i.e., swap agreements or forward contracts) that provide exposure to Ex-US AI Enabler Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund invests primarily in the common stock of non-U.S. companies that are materially involved in the development, manufacturing, operation, or sale of products and services that enable the global artificial intelligence infrastructure buildout. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of non-U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on foreign (non-U.S.) securities exchanges, the Fund may also invest in non-U.S. companies through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) listed on U.S. or other securities exchanges.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the global ex-U.S. semiconductor, AI infrastructure, and technology supply chain industries. To the extent the Fund concentrates in a particular industry or group of industries, its performance will be particularly susceptible to conditions and developments affecting those industries and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Global Ex-US Semiconductor, AI Infrastructure, and Technology Supply Chain Risk. The Fund invests exclusively in non-U.S. companies across the AI and semiconductor supply chain. The Fund is exposed to risks across multiple regions simultaneously, including geopolitical tensions, currency fluctuations across multiple currencies, varying regulatory regimes, and different corporate governance standards. Unlike U.S.-listed semiconductor ETFs that hold ADRs of select foreign companies, this Fund invests directly in securities on foreign exchanges, which involves additional settlement, custody, market hours, and liquidity risks. The Fund’s diversification across multiple countries and regions provides some insulation against single-country risks, but a broad global trade war or recession affecting all non-U.S. markets simultaneously would adversely affect substantially all portfolio companies.

Multi-Currency Risk. The Fund may hold securities denominated in multiple foreign currencies. Currency movements can significantly amplify or dampen returns independent of underlying equity performance. A Fund holding that appreciates in local currency terms may generate a negative return in U.S. dollar terms if the local currency depreciates against the U.S. dollar by a greater amount. The Fund is not required to hedge its currency exposure. As a result, the Fund's returns may reflect both the performance of the underlying equities and the effect of movements in foreign currencies against the U.S. dollar.

Foreign Market Access and Settlement Risk. The Fund invests on exchanges across Asia and Europe with different trading hours, settlement conventions (typically T+1 or T+2, and in limited markets longer), custody arrangements, and holiday schedules. Some markets may restrict foreign ownership, impose capital controls, or have less developed market infrastructure. Settlement failures, custody disruptions, or trading suspensions on any of these exchanges could prevent the Fund from executing trades, repatriating capital, or accurately valuing its holdings. The Fund’s NAV calculation may be affected by the fact that certain foreign exchanges may be closed on days when the Fund calculates its NAV, meaning that the most recent closing prices on those exchanges may not reflect current market conditions. The Fund and its custodian must maintain relationships with sub-custodians in each jurisdiction, and the failure or insolvency of a sub-custodian could result in the loss of Fund assets.

Taiwan Geopolitical Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Taiwan. Taiwan is the single most critical node in the global semiconductor supply chain, with Taiwanese foundries manufacturing the substantial majority of the world's most advanced semiconductor chips. The People’s Republic of China considers Taiwan to be a breakaway province and has not ruled out the use of military force to achieve reunification. A military conflict, blockade, quarantine, or even a credible threat of military action against Taiwan could cause catastrophic disruption to global semiconductor supply, massive declines in the stock prices of Taiwan-listed companies, suspension of trading on the Taiwan Stock Exchange, and potential loss of access to invested assets. Even absent military conflict, escalating tensions, including Chinese military exercises, airspace incursions, economic coercion, or changes in U.S. strategic ambiguity policy, may cause significant volatility in Taiwan-listed securities.

China Regulatory and Export Control Risk. The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions.

Derivatives and Counterparty Risk. The Fund may use total return swap agreements and forward contracts to obtain exposure to one or more Ex-US AI Enabler Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap.

China A-Share and Stock Connect Risk. The Fund may invest in China A-shares through the Shanghai-Shenzhen Stock Connect program (“Stock Connect”). Stock Connect is a relatively new trading mechanism subject to evolving regulations and operational risks. Investments through Stock Connect are subject to daily quota limitations, trading suspensions, settlement risk, and the risk that the program may be suspended or terminated by Chinese or Hong Kong authorities. The Fund’s ownership of A-shares through Stock Connect is held through the Hong Kong Central Clearing and Settlement System (“CCASS”) as nominee, and the Fund’s beneficial ownership rights may not be fully enforceable under PRC law. Currency conversion between RMB and other currencies is subject to exchange controls and may be delayed or restricted.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Memory ETF

Investment Objective

The Corgi Memory ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of semiconductor memory products, including dynamic random-access memory (DRAM) (including high bandwidth memory (HBM)), NAND flash memory (including solid-state drives (SSDs)), NOR flash memory, hard disk drives (HDDs), and specialty and embedded memory (the “80% Investment Policy”).

The Fund will generally seek to invest primarily in the equity securities of “Memory Companies,” but may also seek exposure to Memory Companies through derivative instruments, such as swap agreements and forward contracts. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or instruments (i.e., swap agreements or forward contracts) that provide exposure to Memory Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value. The Fund rebalances its portfolio at least quarterly using the Adviser’s proprietary weighting methodology. Portfolio weights are generally based on modified market capitalization, subject to a 25% cap on any single company. In determining weights, the Adviser considers each company’s market share and revenue share from the sale or production of semiconductor memory products and related technologies. The Fund will also only invest in those companies with a minimum market capitalization of $10 billion and an average daily trading volume of at least $5 million.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to semiconductor memory products, including high bandwidth memory (HBM), dynamic random-access memory (DRAM), NAND flash memory, NOR flash memory, hard disk drives (HDD), and specialty and embedded memory. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the group of industries comprising the semiconductors and semiconductor equipment industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Memory Companies Risk. The Fund invests in Memory Companies, which are companies that derive at least 50% of their revenues or profits from the development or manufacturing of semiconductor memory products, including DRAM (including HBM), NAND flash (including SSDs), NOR flash, HDDs, and specialty and embedded memory. Memory Companies are subject to a number of significant risks, including: the semiconductor memory industry is highly cyclical, with periods of oversupply that can lead to sharp declines in memory product pricing and profitability; HBM and advanced DRAM technologies involve complex manufacturing processes, including die stacking using through-silicon vias (TSVs) and advanced packaging, which are subject to yield and integration challenges; supply chain disruptions, including shortages of raw materials, substrates, advanced packaging capacity, and manufacturing equipment, may limit production and increase costs; memory product pricing is highly volatile and influenced by supply-demand dynamics, inventory cycles, and the capital expenditure decisions of a small number of large customers (including hyperscale data center operators and consumer electronics manufacturers); U.S. and foreign government export controls, tariffs, and trade restrictions may limit the ability of Memory Companies to sell products in certain markets or access critical manufacturing equipment and technology; intellectual property risks, including the cost of defending and enforcing patents in a highly litigious industry, may materially affect profitability; and rapid technological change may render existing memory technologies obsolete. The semiconductor memory industry is highly concentrated, and competitive dynamics among the leading producers can result in aggressive pricing, margin compression, and periods of industry-wide losses. An investment in the Fund may be more volatile than an investment in a diversified fund.

Semiconductor Companies Risk. The Fund invests in companies in the semiconductor industry, which is characterized by rapid technological change, short product life cycles, intense competition, significant research and development costs, and cyclical market patterns. Semiconductor companies may face risks including: rapid obsolescence of products and technologies; significant capital expenditure requirements for fabrication facilities; dependence on a limited number of customers; sensitivity to changes in demand from end-market applications (such as data centers, smartphones, personal computers, and automotive); vulnerability to global supply chain disruptions; changes in government regulation, including export controls, tariffs, and subsidies; and the risk that products may fail to achieve market acceptance. The semiconductor industry has historically experienced significant downturns, often in connection with, or in anticipation of, declines in general economic conditions. During such downturns, there can be decreases in demand, excess inventory, and accelerated erosion of average selling prices, any of which could materially adversely affect the Fund’s portfolio companies.

Line of Business Risk. Some of the companies in the Fund’s portfolio may derive a portion of their revenues or profits from business lines other than the development or manufacturing of semiconductor memory products. These non-memory business lines may be subject to different competitive dynamics, regulatory environments, and market conditions than the memory business, and poor performance in these non-memory segments could adversely affect the overall financial performance and stock price of the portfolio company, even if the company’s memory business performs well. Conversely, a company’s eligibility for inclusion in the Fund’s portfolio is based on the Adviser’s determination that at least 50% of the company’s revenues or profits are attributable to memory products; if a company’s non-memory revenue grows relative to its memory revenue, the company may no longer qualify as a Memory Company, which could require the Fund to sell the position at a potentially inopportune time.

Asia Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Asia, particularly South Korea, Taiwan, and Japan, which together account for a substantial majority of global semiconductor memory manufacturing capacity. Investments in Asian companies are subject to risks including: political instability, including tensions on the Korean Peninsula and the risk of military conflict between North Korea and South Korea; the risk of military conflict or escalation of tensions involving Taiwan and China; government intervention in the economy, including directed lending, subsidies, state ownership or influence over key industries, and currency manipulation; trade tensions between the United States and Asian countries, including tariffs, export controls, and restrictions on technology transfers; natural disasters, including earthquakes, typhoons, and flooding, which may disrupt manufacturing facilities; differences in legal, regulatory, and accounting standards; and currency fluctuations. South Korea and Taiwan are classified as emerging markets by some index providers, and investments in these countries may involve additional risks associated with emerging market countries.

Capitalization Risk. Although the Fund’s strategy applies a $10 billion minimum market capitalization floor, the Fund’s portfolio companies may include non-U.S. issuers and ADRs whose local-market trading dynamics differ from those of larger U.S.-listed companies. Such issuers may be more volatile, less liquid, and subject to greater business risk than larger U.S. companies, and their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly non-U.S. securities, ADRs of smaller foreign issuers, and securities subject to local-market trading restrictions. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Munificent 7 ETF

Investment Objective

The Corgi Munificent 7 ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund’s portfolio. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of the seven largest Western integrated oil and gas companies by free-float market capitalization: ExxonMobil Corporation (NYSE: XOM), Chevron Corporation (NYSE: CVX), Shell plc (NYSE: SHEL), TotalEnergies SE (NYSE: TTE), BP p.l.c. (NYSE: BP), ConocoPhillips (NYSE: COP), and Equinor ASA (NYSE: EQNR) (collectively, the “Munificent Seven Companies”; the policy, the “80% Investment Policy”). As used in this Prospectus, the term “Munificent Seven Companies” refers solely to these seven Western integrated oil and gas majors and is distinct from any other commonly used market terminology referring to other groups of companies.

The Fund obtains economic exposure to the Munificent Seven Companies through a combination of direct investment in common stock (or American Depositary Receipts in the case of non-U.S. issuers) and the use of total return swap agreements and other derivatives (including forward contracts). For each Munificent Seven Company, the Fund generally expects to allocate its target market capitalization-weighted exposure between direct equity investment and swap agreements such that the combined position, common stock plus the economic exposure provided by the swap, equals the company’s target weight in the portfolio. This structure is designed to comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code (the “Diversification Requirement”), which impose limits on the percentage of assets that may be invested in the securities of a single issuer. By splitting each position between common stock and swap agreements, the Fund seeks to achieve the full market capitalization-weighted exposure to each Munificent Seven Company while satisfying the Diversification Requirement across the portfolio. Both common stock and derivatives are integral, structural components of the Fund’s investment strategy for each position. Individual positions may represent 20% or more of the Fund’s net assets.

The Fund's investable universe consists of the seven largest Western integrated oil and gas companies by free-float market capitalization: ExxonMobil Corporation, Chevron Corporation, Shell plc, TotalEnergies SE, BP p.l.c., ConocoPhillips, and Equinor ASA.

The Fund employs a market capitalization weighting methodology. The Adviser assigns each Munificent Seven Company a target weight based on its free-float market capitalization relative to the other Munificent Seven Companies, subject to periodic rebalancing. The Adviser may adjust weights based on its assessment of relative value, dividend sustainability, production trajectory, and capital allocation discipline.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Oil and Gas Industry Risk. The Munificent Seven Companies derive substantially all of their revenues from the exploration, production, refining, transportation, and marketing of crude oil, natural gas, LNG, and related products. The prices of crude oil and natural gas are highly volatile and are affected by numerous factors beyond the control of any single company, including global supply and demand dynamics, OPEC+ production decisions, geopolitical events, sanctions and trade policy, weather events, technological change (including the energy transition to renewables and electric vehicles), government regulation of drilling and emissions, changes in tax policy, and the availability and cost of capital. Sustained periods of low commodity prices could materially reduce the revenues, cash flows, and profitability of the Munificent Seven Companies and could result in significant declines in the market value of their securities.

Concentration and Single Issuer Risk. The Fund will concentrate its investments in the Munificent Seven Companies (which are concentrated in the oil and gas industry) and will hold a large percentage of its assets in a small number of issuers including, at times, a significant position in a single issuer. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate. As a result of this issuer-level concentration, the Fund’s performance may be more volatile than a diversified fund and may be materially affected by adverse developments affecting any Munificent Seven Company, including earnings disappointments, production shortfalls, regulatory actions, litigation, environmental incidents, reputational events, or changes in competitive position.

Derivatives, Counterparty, Liquidity and Valuation Risk. The Fund uses total return swap agreements and forward contracts to obtain exposure to one or more Munificent Seven Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements are typically privately negotiated, may be less liquid than exchange-traded instruments, and may be difficult to value, particularly in stressed or disrupted markets. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap. As a result, the Fund may not be able to close out or unwind a derivatives position at a favorable price or time, and the value at which a position is carried may differ from the price ultimately realized.

Leverage Risk. The Fund's use of total return swap agreements may create economic leverage, meaning the Fund's exposure to the Munificent Seven Companies may exceed the Fund's net assets. Leverage amplifies both gains and losses. If the market value of the Munificent Seven Companies declines, the Fund's losses will be magnified by the degree of leverage employed. The Fund is not required to maintain a specific leverage ratio, and leverage may vary over time.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Edge AI Chip ETF

Investment Objective

The Corgi Edge AI Chip ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of AI inference processors, neural processing units, edge AI accelerators, and on-device machine learning hardware for edge computing applications. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of artificial intelligence inference processors, neural processing units (“NPUs”), vision processing units (“VPUs”), edge AI accelerators, AI-optimized microcontrollers, or AI-specific digital signal processors designed for smartphones, autonomous vehicles, drones, IoT devices, robotics, wearables, and other edge computing applications (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to AI inference processors, neural processing units, edge AI accelerators, and on-device machine learning hardware for edge computing applications. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. A meaningful portion of the global edge AI chip industry is headquartered in jurisdictions including Taiwan and South Korea, and the Fund expects that certain of its portfolio companies will be domiciled or have significant operations in those jurisdictions. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the edge AI semiconductor industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Edge AI Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the edge AI semiconductor industry. This industry is characterized by rapid technological change, short product design cycles, intense competition, and dependence on consumer electronics and automotive end markets. Edge AI chips must operate under severe power and thermal constraints that differ fundamentally from data center AI processors. Companies in this industry face risks from slower-than-expected adoption of on-device AI features, competition from general-purpose mobile processors that incorporate AI capabilities as a standard feature, and the risk that cloud-based AI inference may remain more cost-effective than on-device inference for many applications. The industry is also subject to rapid commoditization as AI inference capabilities become standard in all mobile and embedded processors.

Smartphone and Consumer Electronics Dependency Risk. A significant portion of edge AI chip demand is driven by the smartphone market, which is mature and subject to cyclical replacement cycles. If smartphone unit growth slows, if consumers do not perceive on-device AI features as compelling reasons to upgrade, or if device manufacturers reduce the premium they pay for AI-capable chips, the Fund’s portfolio companies may experience reduced demand and margin compression.

Autonomous Vehicle and Robotics Timeline Risk. A portion of the Fund’s thesis depends on the growth of autonomous vehicles and robotics as end markets for edge AI chips. The timelines for widespread autonomous vehicle deployment remain uncertain, and regulatory, technological, and consumer acceptance barriers may delay adoption. If these end markets grow more slowly than anticipated, edge AI chip companies dependent on automotive and robotics revenue may underperform.

Customer Concentration Risk. Several edge AI chip companies derive a substantial portion of their revenue from a small number of large customers, including smartphone OEMs, automotive OEMs, and consumer electronics manufacturers. The loss of a major customer or a significant reduction in orders could materially and adversely affect revenue, profitability, and stock prices of the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Water Technology ETF

Investment Objective

The Corgi Water Technology ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of water treatment, purification, distribution, monitoring, and infrastructure. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of water treatment and purification systems, wastewater treatment equipment, desalination systems, water quality monitoring and analytical instruments, PFAS and contaminant remediation technologies, water recycling and reuse systems, smart water metering and network management platforms, water pumps, valves, and flow control equipment, water distribution infrastructure, data center water treatment and cooling water management systems, or water-related engineering and consulting services (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to water treatment, purification, distribution, monitoring, and infrastructure. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the water technology and infrastructure industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Water Technology and Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the water technology and infrastructure industry. This industry is subject to significant regulatory and political risk, as water treatment standards, infrastructure spending, and environmental regulations vary by jurisdiction and are subject to change. Demand for water infrastructure products and services is heavily dependent on municipal and government budgets, which are cyclical and subject to political priorities. The industry faces risks from aging infrastructure that may require capital investments exceeding available public funding, competition from low-cost providers, and the long project cycles typical of infrastructure contracts. Changes in environmental regulations, including the tightening or relaxation of drinking water standards, PFAS limits, or wastewater discharge requirements, could materially affect demand for the Fund’s portfolio companies’ products and services.

Municipal and Government Budget Dependency Risk. A significant portion of water infrastructure spending is funded by municipal governments, state agencies, and federal programs. Reductions in government infrastructure budgets, delays in appropriations, changes in grant programs, or shifts in political priorities away from water infrastructure could reduce demand for the Fund’s portfolio companies’ products and services. Water infrastructure projects typically involve long procurement cycles, and budget constraints may lead to project deferrals or cancellations.

PFAS and Emerging Contaminant Remediation Risk. The Fund may invest in companies that derive revenue from PFAS (per- and polyfluoroalkyl substances) and other emerging contaminant remediation. The regulatory framework for PFAS remediation is evolving, and the scope, timing, and stringency of PFAS cleanup requirements remain uncertain. If regulations are weakened, delayed, or implemented more slowly than anticipated, demand for PFAS remediation technologies may be lower than expected. Conversely, if regulations are implemented faster than the industry can scale remediation capacity, the Fund’s portfolio companies may face execution challenges.

Water Scarcity and Climate Risk. The Fund’s thesis is partly driven by increasing global water scarcity and the need for water treatment, recycling, and desalination. While water scarcity is a long-term secular trend, short-term demand for water technology products may fluctuate based on drought conditions, precipitation patterns, and seasonal factors. Climate change may create both opportunities (increased demand for water treatment and recycling) and risks (supply chain disruptions from extreme weather events).

Diversified Conglomerate Risk. Several of the world’s largest water technology companies are divisions of diversified industrial conglomerates for which water represents only a portion of total revenue. This may make it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may therefore be smaller than broader thematic ETFs, potentially resulting in higher concentration risk.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Semiconductor Process Materials ETF

Investment Objective

The Corgi Semiconductor Process Materials ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the research, development, manufacture, and supply of specialty gases, photoresist chemicals, CMP consumables, etch and deposition precursors, electronic-grade wet chemicals, advanced ceramics, and chemical delivery systems used in semiconductor fabrication. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of specialty gases used in semiconductor fabrication (including nitrogen trifluoride, tungsten hexafluoride, silane, and fluorine compounds), photoresist and photolithography chemicals, chemical mechanical planarization (“CMP”) slurries and pads, etch and deposition precursor chemicals, electronic-grade wet chemicals (including high-purity acids, solvents, and developers), advanced technical ceramics and ceramic components used in semiconductor processing equipment, chemical delivery and purification systems, or contamination control materials for semiconductor fabrication (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to specialty gases, photoresist chemicals, CMP consumables, etch and deposition precursors, electronic-grade wet chemicals, advanced ceramics, and chemical delivery systems used in semiconductor fabrication. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the semiconductor process materials industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Semiconductor Process Materials Industry Risk. The Fund concentrates its investments in companies that manufacture and supply process-critical chemicals, gases, and materials for semiconductor fabrication. This industry is characterized by extremely high purity requirements (often parts-per-trillion), long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry face risks from fluctuations in semiconductor fabrication capacity utilization, as reduced fab utilization directly translates to reduced consumption of process materials. The industry is also subject to stringent environmental and safety regulations governing the production, transportation, and disposal of hazardous chemicals and gases, which may increase compliance costs or limit production capacity.

Qualification Cycle and Sole-Source Risk. Semiconductor process materials must undergo rigorous qualification by chip manufacturers before they can be used in production. Qualification cycles typically take 12 to 24 months, creating significant barriers to both entry and switching. Many process materials are supplied by one or very few qualified vendors , meaning fabs rely on one or two qualified suppliers for critical chemicals or gases. While this concentration benefits incumbent suppliers through pricing power and customer lock-in, it also means that loss of a key qualification, contamination events, or manufacturing disruptions could result in rapid and permanent loss of market share.

Advanced Ceramics Technology Risk. The Fund may invest in companies that manufacture advanced technical ceramics (including alumina, silicon carbide, aluminum nitride, and yttria ceramics) used in semiconductor processing equipment such as electrostatic chucks, ceramic heaters, focus rings, and chamber components. These ceramic components must withstand extreme temperatures, corrosive chemical environments, and precise dimensional tolerances. Ceramics manufacturing involves complex sintering processes with variable yields, and product specifications change with each new generation of semiconductor equipment. Companies that fail to qualify their ceramic components for next-generation equipment platforms may lose market share.

Environmental and Hazardous Materials Regulatory Risk. Many semiconductor process materials are classified as hazardous, toxic, or environmentally sensitive. Companies in this industry are subject to extensive environmental, health, and safety regulations governing the production, storage, transportation, and disposal of chemicals and gases. Changes in environmental regulations, including restrictions on per- and polyfluoroalkyl substances (PFAS), greenhouse gas emissions from fluorinated compounds (such as NF3 and SF6), or hazardous waste disposal requirements, could increase compliance costs, restrict production, or require reformulation of existing products.

Semiconductor Cyclicality Risk. Semiconductor process materials are consumables that are consumed during fabrication. Demand for these materials is directly correlated with semiconductor manufacturing volumes and fab capacity utilization rates. During semiconductor industry downturns, fab utilization declines and materials consumption falls correspondingly, leading to revenue and earnings declines for the Fund’s portfolio companies. The semiconductor industry is historically one of the most cyclical segments of the global economy.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Autonomous Vehicle ETF

Investment Objective

The Corgi Autonomous Vehicle ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of autonomous driving software, ADAS hardware and software, autonomous vehicle compute platforms, perception sensors, HD mapping, and autonomous mobility services. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of autonomous driving software platforms, advanced driver-assistance systems (“ADAS”), autonomous vehicle compute platforms, LiDAR and perception sensor systems designed for autonomous vehicles, high-definition mapping and localization technologies, vehicle-to-everything (“V2X”) communication systems, autonomous trucking and logistics platforms, robotaxi and autonomous ride-hailing services, simulation and validation tools for autonomous driving, or safety-critical automotive AI processors and software (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to autonomous driving software, ADAS hardware and software, autonomous vehicle compute platforms, perception sensors, HD mapping, and autonomous mobility services. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the autonomous vehicle and ADAS technology industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Autonomous Vehicle and ADAS Industry Risk. The Fund concentrates its investments in companies operating in the autonomous vehicle and advanced driver-assistance systems industry. This industry is characterized by extremely long development timelines, high capital intensity, complex regulatory requirements, and significant uncertainty regarding the pace and ultimate scope of autonomous vehicle deployment. The industry has experienced multiple cycles of elevated expectations followed by delays and retrenchment, and several well-funded autonomous vehicle programs have been scaled back or discontinued. Companies in this industry face risks from technological barriers (including the challenge of achieving reliable performance in all weather and traffic conditions), regulatory uncertainty (as federal and state frameworks for autonomous vehicle operation remain incomplete), liability and insurance challenges, public acceptance concerns, and competition from well-capitalized technology and automotive companies. There is no assurance that Level 4 or Level 5 autonomous driving will achieve widespread commercial deployment within the Fund’s investment horizon.

Autonomous Vehicle Regulatory Risk. The regulatory framework for autonomous vehicles is fragmented and evolving. In the United States, autonomous vehicle regulation is split between federal vehicle safety standards (NHTSA) and state-level operating permits, creating a patchwork of rules that varies by jurisdiction. Some states have enacted permissive AV legislation while others have imposed restrictions or moratoriums. International regulatory frameworks differ significantly. Changes in regulatory requirements, high-profile accidents involving autonomous vehicles, or shifts in political sentiment could delay or restrict autonomous vehicle deployment and adversely affect the Fund’s portfolio companies.

Diversified Company and Line of Business Risk. Several of the largest autonomous vehicle programs are operated as divisions or subsidiaries of large, diversified technology and automotive companies. The Fund may invest in these parent companies to gain exposure to their autonomous vehicle operations. However, autonomous vehicle operations may represent a small percentage of these companies’ total revenue, and the parent company’s stock price may be driven primarily by its other business segments. Poor performance in non-AV segments could adversely affect the Fund’s returns even if the AV division performs well. Conversely, the parent company may reduce investment in or discontinue its AV program based on corporate-level capital allocation decisions unrelated to the AV program’s progress.

Pre-Revenue and Development-Stage Company Risk. The Fund may invest a significant portion of its assets in pre-revenue or development-stage autonomous vehicle companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue AV companies are subject to a high degree of uncertainty, including the risk that their technology may not achieve the safety performance required for regulatory approval, may fail to achieve cost targets necessary for commercial deployment, or may be superseded by competing approaches. Many pre-revenue AV companies are dependent on external funding and may need to raise additional capital on dilutive terms. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies.

LiDAR and Sensor Technology Risk. The Fund may invest in companies that develop LiDAR sensors and other perception systems for autonomous vehicles. The autonomous vehicle industry has not converged on a single sensor architecture, and there is ongoing debate about whether LiDAR is necessary for autonomous driving or whether camera-based systems  can achieve comparable performance at lower cost. If camera-only approaches prove sufficient, LiDAR companies in the Fund’s portfolio could experience materially reduced demand. LiDAR companies also face risks from rapid price erosion, commoditization, and the entry of well-funded competitors from adjacent industries.

China Autonomous Vehicle Risk. The Fund may invest in Chinese autonomous vehicle companies, including companies listed in the United States through American Depositary Receipts or variable interest entity (“VIE”) structures. Chinese AV companies are subject to risks including Chinese government regulatory requirements for autonomous vehicle testing and deployment, U.S.-China trade tensions and potential restrictions on Chinese technology companies, VIE structural risks, delisting risk from U.S. exchanges, and differences in corporate governance and financial reporting standards. China’s autonomous vehicle regulatory framework differs from Western frameworks and may impose requirements that affect the commercial viability of Chinese AV companies’ technologies in international markets.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Capacitor ETF

Investment Objective

The Corgi Capacitor ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the research, development, design, manufacture, or sale of capacitors, inductors, resistors, and other passive electronic components. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of multi-layer ceramic capacitors (“MLCCs”), aluminum electrolytic capacitors, tantalum capacitors, film capacitors, power inductors, ferrite components, chip resistors, or other passive electronic components used in artificial intelligence servers, data center infrastructure, electric vehicles, smartphones, industrial equipment, and other electronic systems (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to capacitors, inductors, resistors, and other passive electronic components. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. The Fund may have significant exposure to foreign companies, including those headquartered in Japan, South Korea, and Taiwan, and may invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the passive electronic components industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Passive Electronic Components Industry Risk. The Fund concentrates its investments in companies that manufacture capacitors, inductors, resistors, and other passive electronic components. The industry is highly concentrated, with significant pricing power during upcycles but vulnerability to margin compression during downturns. Companies face risks from rapid shifts in end-market demand (particularly smartphones and automotive) and the capital intensity of expanding high-end MLCC production capacity for automotive and AI applications.

Inventory Cycle and Pricing Volatility Risk. Passive component pricing is highly cyclical and driven by inventory dynamics across the electronics supply chain. During shortage periods, distributors and OEMs double-order and build buffer inventory, artificially inflating demand and prices. When supply catches up, destocking can trigger rapid and substantial price declines, and similar cycles may recur.

AI Server Demand Concentration Risk. A growing portion of high-end passive component demand is driven by AI server and GPU production. A single high-end AI server can require tens of thousands of MLCCs, along with tantalum capacitors and power inductors. If AI server production slows, if GPU architectures evolve to require fewer passive components, or if hyperscaler capital expenditure declines, demand for high-end passive components could contract sharply, adversely affecting the Fund’s portfolio companies.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Circuit Board ETF

Investment Objective

The Corgi Circuit Board ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of printed circuit boards, PCB substrate materials (including glass cloth, copper foil, and copper clad laminates), and high-frequency laminate materials. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of printed circuit boards (“PCBs”), high-density interconnect (“HDI”) boards, rigid-flex circuit boards, glass cloth and woven glass fabric for PCB laminates, copper foil for circuit boards, copper clad laminates (“CCL”), prepreg and bonding materials, high-frequency laminate materials, or PCB manufacturing equipment (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to printed circuit boards, PCB substrate materials (including glass cloth, copper foil, and copper clad laminates), and high-frequency laminate materials. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the printed circuit board and PCB materials industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Printed Circuit Board and Materials Industry Risk. The Fund concentrates its investments in companies that manufacture printed circuit boards and the critical input materials (glass cloth, copper foil, copper clad laminates, prepreg and bonding materials, and high-frequency laminate materials) used in PCB fabrication. This industry is characterized by intense price competition in standard-grade PCBs, significant capital intensity for high-layer-count and HDI board production, long customer qualification cycles, and sensitivity to electronics manufacturing volumes. The transition to AI server PCBs (requiring high layer counts, ultra-thin glass cloth, and low-loss laminate materials) is creating a bifurcated market in which high-end manufacturers earn premium margins while commodity PCB producers face margin pressure. Companies that fail to invest in advanced manufacturing capabilities may lose market share in the high-growth AI server segment.

Glass Cloth and Laminate Supply Concentration Risk. The woven glass cloth used as reinforcement in copper clad laminates is manufactured by a small number of companies, with a small number of producers controlling a dominant share of the high-end segment required for AI server PCBs. Ultra-thin, low-dielectric-constant glass cloth is capacity-constrained, and supply shortages could create bottlenecks throughout the PCB supply chain. Similarly, the copper clad laminate market is concentrated among a small number of producers. Disruptions at any of these suppliers could have cascading effects on PCB production.

Copper Foil Supply and Pricing Risk. Copper foil is a critical input material for PCB manufacturing, and the electrodeposited copper foil segment is highly concentrated. Copper foil prices are correlated with underlying copper commodity prices, and significant increases in copper prices could compress margins for the Fund’s portfolio companies. The transition to thinner, higher-performance copper foils for high-frequency applications adds manufacturing complexity and qualification risk.

Electronics Cyclicality Risk. PCB demand is correlated with global electronics manufacturing volumes. During downturns in the smartphone, PC, automotive, or server markets, PCB orders decline and pricing comes under pressure. The PCB industry has historically experienced significant cyclical swings, and the Fund’s portfolio companies’ revenues and margins may fluctuate accordingly.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Specialty Semiconductor Equipment ETF

Investment Objective

The Corgi Specialty Semiconductor Equipment ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of specialty semiconductor process equipment, including vacuum systems, crystal growth equipment, advanced bonding equipment, wafer processing tools, inspection and metrology instruments, and process control sub-systems. For purposes of this policy, the Fund considers the following activities: the research, development, design, manufacture, or sale of vacuum deposition and sputtering systems, vacuum pumps, vacuum valves, and vacuum instrumentation for semiconductor fabrication, crystal growth furnaces and ingot processing equipment, hybrid bonding and advanced die bonding equipment, wafer dicing and grinding systems, scanning acoustic microscopy and semiconductor inspection equipment, ion implantation systems, RF and plasma power delivery systems, atomic layer deposition (“ALD”) systems, wet processing and wafer cleaning equipment, thermal processing furnaces, or other specialty process equipment and sub-systems used in semiconductor manufacturing (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the research, development, design, manufacture, or sale of products and services related to specialty semiconductor process equipment, including vacuum systems, crystal growth equipment, advanced bonding equipment, wafer processing tools, inspection and metrology instruments, and process control sub-systems. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the specialty semiconductor equipment and sub-systems industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Specialty Semiconductor Equipment Industry Risk. The Fund concentrates its investments in companies that design and manufacture specialty process equipment and sub-systems for semiconductor fabrication. This industry is characterized by long product development cycles, high R&D intensity, dependence on a small number of major semiconductor equipment integrators and fab operators as end customers, and significant sensitivity to semiconductor capital expenditure cycles. Many specialty equipment companies occupy leading positions in their respective niches, which provides pricing power during upcycles but creates customer concentration risk . The transition to advanced packaging (including hybrid bonding, 2.5D/3D integration, and chiplet architectures) is driving demand for new categories of specialty equipment, but companies that fail to develop next-generation tools may lose relevance as packaging architectures evolve.

Vacuum Technology Concentration Risk. The Fund may invest a significant portion of its assets in companies that manufacture vacuum equipment for semiconductor fabrication, including vacuum chambers, pumps, valves, gauges, and leak detection instruments. Semiconductor manufacturing processes (etching, deposition, ion implantation) require ultra-high vacuum environments, and the vacuum sub-system supply chain is concentrated among a small number of manufacturers. The semiconductor vacuum valve market is highly concentrated. Disruptions to vacuum equipment supply could affect fab operations globally.

Crystal Growth Equipment Risk. The Fund may invest in companies that manufacture crystal growth furnaces and ingot processing systems used to produce silicon, silicon carbide, gallium arsenide, and other semiconductor substrates. Crystal growth equipment is highly specialized, with long delivery lead times and limited numbers of qualified suppliers. The rapid expansion of SiC substrate production for power semiconductors and electric vehicles is driving demand for SiC crystal growth furnaces, but manufacturing yields remain variable and equipment qualification cycles are lengthy.

Hybrid Bonding and Advanced Packaging Equipment Risk. The Fund may invest in companies that develop hybrid bonding, thermo-compression bonding, and other advanced die attachment equipment for next-generation semiconductor packaging. Hybrid bonding is an emerging technology that enables direct copper-to-copper interconnection between dies without solder bumps, achieving higher interconnect density and lower power consumption. However, hybrid bonding equipment is in the early stages of volume deployment, and there is uncertainty about the pace of adoption, competing approaches, and which equipment vendors will win design selections at major foundries and OSATs.

Semiconductor Capex Cyclicality Risk. Demand for specialty semiconductor equipment is directly tied to semiconductor capital expenditure cycles. When fab operators reduce or defer capital spending, whether due to macroeconomic conditions, excess capacity, or end-market weakness, orders for specialty equipment decline correspondingly. The semiconductor equipment industry has historically experienced sharp cyclical swings, with order rates capable of declining significantly in downturn years .

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund’s portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi AI Training Data ETF

Investment Objective

The Corgi AI Training Data ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the ownership, licensing, distribution, or monetization of proprietary datasets, content libraries, and intellectual property that are used in or licensed for artificial intelligence model training. For purposes of this policy, the Fund considers the following activities: the ownership, licensing, distribution, or monetization of proprietary datasets, content libraries, or intellectual property used in or licensed for artificial intelligence model training, including text and language datasets, image and video libraries, financial and market data, scientific and academic publishing, music and audio catalogs, consumer and commercial data, geospatial and mapping data, or AI data annotation and labeling services (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the ownership, licensing, distribution, or monetization of proprietary datasets, content libraries, and intellectual property that are used in or licensed for artificial intelligence model training. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the AI training data industry. Because the Fund concentrates in this industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

AI Training Data Industry Risk. The Fund concentrates its investments in companies that own and license proprietary data and content for AI model training. This is a nascent industry with rapidly evolving business models, legal frameworks, and pricing structures. The value of training data may decline as AI models become more efficient at learning from smaller datasets (through techniques such as synthetic data generation, data distillation, or transfer learning). There is significant uncertainty about the long-term economics of data licensing, as AI companies may develop alternatives to licensed data or governments may mandate open access to certain data categories. Companies in this industry face risks from copyright litigation (as the legal boundaries of AI training data use remain unsettled), regulatory changes affecting data ownership and privacy, and competitive pressure from open-source datasets.

Copyright and Legal Uncertainty Risk. The legal framework governing the use of copyrighted material for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending between content owners and AI companies over whether AI training constitutes fair use. If courts rule broadly in favor of fair use for AI training, the licensing revenue opportunity for the Fund’s portfolio companies could be significantly diminished. Conversely, if courts impose strict licensing requirements, demand for licensed training data could increase but enforcement costs may reduce profitability.

Synthetic Data Displacement Risk. AI companies are increasingly developing synthetic data generation techniques that reduce or eliminate the need for real-world training data. If synthetic data achieves sufficient quality to replace licensed human-generated content for most AI training applications, the addressable market for the Fund’s portfolio companies could contract materially.

Customer Concentration Risk. The AI training data licensing market is concentrated among a small number of large AI companies as buyers. The Fund’s portfolio companies may derive a significant portion of their licensing revenue from these buyers. A reduction in AI training spending, consolidation among AI companies, or the development of in-house data alternatives by major AI labs could adversely affect demand and pricing for licensed training data.

Data Privacy and Regulatory Risk. Companies that license consumer or commercial data containing personal information are subject to evolving data privacy regulations including GDPR, CCPA, and similar laws globally. Changes in privacy regulations could restrict the types of data that may be licensed for AI training, require costly compliance measures, or expose those portfolio companies to litigation and regulatory penalties.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Ratings & Exchanges ETF

Investment Objective

The Corgi Ratings & Exchanges ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the operation of financial exchanges, the provision of credit ratings and credit scoring, the licensing of financial indices, and the sale of financial data and analytics. For purposes of this policy, the Fund considers the following activities: the operation of financial exchanges, clearinghouses, and trading platforms, the provision of credit ratings and issuer assessments, credit scoring and consumer or commercial credit reporting, the licensing of financial indices and benchmarks, the sale of financial data, analytics, and market intelligence, or the provision of risk assessment and pricing services for financial markets (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the operation of financial exchanges, the provision of credit ratings and credit scoring, the licensing of financial indices, and the sale of financial data and analytics. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the financial exchanges, ratings, and data industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Financial Exchanges and Ratings Industry Risk. The Fund concentrates its investments in companies that operate financial exchanges, provide credit ratings, and sell financial data. These businesses benefit from significant regulatory barriers to entry, network effects, and high customer switching costs. However, they face risks from regulatory changes (including potential government-mandated competition in credit ratings or exchange operations), declining trading volumes during periods of low market volatility, disintermediation from alternative trading systems or decentralized finance platforms, fee compression from competitive pressure, and the risk that technological change may disrupt established market structures. Credit rating agencies face additional risks from litigation related to their ratings opinions and from regulatory scrutiny following past financial crises.

Regulatory and Antitrust Risk. Many of the Fund’s portfolio companies operate in regulated industries or benefit from regulatory barriers to entry. Credit rating agencies are recognized as Nationally Recognized Statistical Rating Organizations (“NRSROs”) by the SEC, and exchanges operate under licenses from national regulators. Changes in regulatory frameworks, including new entrants being granted NRSRO status, government-mandated unbundling of data and trading services, antitrust actions against dominant market data providers, or reforms to exchange fee structures, could erode the competitive advantages and pricing power of the Fund’s portfolio companies.

Trading Volume and Market Volatility Dependency Risk. Financial exchange operators derive a significant portion of revenue from transaction fees that are correlated with trading volumes. Trading volumes tend to increase during periods of elevated market volatility and decline during periods of low volatility. Extended periods of low volatility or declining market participation could reduce exchange revenues and adversely affect the Fund’s portfolio companies. Conversely, the Fund’s portfolio companies that provide credit ratings and index licensing derive revenue from issuance volumes and assets under management linked to indices, both of which may decline during market downturns.

Credit Bureau Data Breach and Privacy Risk. The Fund may invest in consumer and commercial credit reporting companies. These companies maintain large databases of sensitive personal and financial information. Data breaches, cyberattacks, or unauthorized access to credit information could result in significant litigation costs, regulatory penalties, reputational damage, and loss of customer trust. Credit bureaus are also subject to evolving data privacy regulations that may restrict the collection, use, or sale of consumer information.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Transport Tollbooth ETF

Investment Objective

The Corgi Transport Tollbooth ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the ownership, operation, or management of airports, toll roads, bridges, tunnels, port terminals, and other transport infrastructure assets operated under government concession contracts or regulated frameworks. For purposes of this policy, the Fund considers the following activities: the ownership, operation, or management of airports, toll roads, bridges, tunnels, port terminals, or other transport infrastructure assets under long-term government concession contracts, lease agreements, or regulated operating frameworks, including companies that derive revenue from aeronautical fees, passenger charges, commercial concession income, toll collection, vehicle transit fees, or infrastructure concession management services (the “80% Investment Policy”).

The Fund invests primarily in the common stock of companies that are materially involved in the ownership, operation, or management of airports, toll roads, bridges, tunnels, port terminals, and other transport infrastructure assets operated under government concession contracts or regulated frameworks. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts (“ADRs”).

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, operational efficiency, regulatory and government relationships, concession portfolio diversification, and long-term concession runway.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the transport infrastructure and concession industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Transport Infrastructure and Concession Industry Risk. The Fund concentrates its investments in companies that own and operate airports, toll roads, bridges, tunnels, port terminals, and other transport infrastructure under long-term government concession contracts or regulated operating frameworks. This industry is subject to significant regulatory and political risk, as concession terms, fee structures, and operating conditions are determined or heavily influenced by government authorities. Companies face risks from changes in government policy (including fare caps, windfall taxes, or concession renegotiation), declining passenger or traffic volumes due to economic recession or pandemic events, competition from alternative transport modes (such as high-speed rail competing with short-haul aviation), and the long-term capital intensity of maintaining and expanding infrastructure assets. Port terminal operators face additional risks tied to global trade flows, container shipping volumes, geopolitical disputes over strategically important port concessions (including expropriation, forced divestiture, or sanctions exposure), and shifts in shipping routes. Concession contracts have finite terms, and the renewal or extension of concessions is subject to political and regulatory processes that may result in less favorable terms or loss of the concession entirely.

Concession Contract and Regulatory Risk. The Fund’s portfolio companies operate under government-granted concession contracts that typically span 20 to 50 years. These contracts define the terms under which the company may operate the infrastructure asset, including fee structures, capital expenditure requirements, service standards, and reversion conditions. Governments may renegotiate or amend concession terms, impose new regulatory requirements, or in extreme cases nationalize infrastructure assets. Changes in government (particularly following elections) may result in shifts in infrastructure policy that adversely affect the Fund’s portfolio companies. The Fund may also invest in companies that operate across multiple jurisdictions with different regulatory frameworks, adding complexity and legal risk.

Passenger and Traffic Volume Risk. Airport operators derive revenue from aeronautical fees (landing charges, passenger fees) and commercial concessions (retail, food and beverage, parking) that are correlated with passenger volumes. Toll road operators derive revenue from vehicle traffic volumes. Economic recession, pandemic events, changes in travel patterns (including the shift to remote work reducing commuter traffic), or geopolitical events that disrupt travel could materially reduce passenger and traffic volumes and adversely affect the Fund’s portfolio companies’ revenues.

Infrastructure Capital Expenditure Risk. Airport and toll road operators are required to make significant ongoing capital investments to maintain, expand, and modernize their infrastructure assets. Capital expenditure requirements may be mandated by concession contracts or government regulators. Cost overruns, construction delays, or the inability to recover capital expenditures through regulated fee increases could adversely affect the profitability of the Fund’s portfolio companies.

Diversified Concession Operator Risk. Several of the largest infrastructure concession operators are diversified companies for which concession operations represent a significant but not necessarily majority portion of total revenue. These companies also operate construction, energy, and other business segments. Poor performance in non-concession segments could adversely affect the parent company’s stock price even if concession operations perform well.

Currency Risk. The Fund expects to invest a substantial portion of its assets in non-U.S. companies whose revenues and earnings are denominated in foreign currencies. Airport and toll road revenues are typically earned in local currencies. Fluctuations in exchange rates between the U.S. dollar and the euro, Australian dollar, Mexican peso, Brazilian real, and other currencies could materially affect the Fund’s returns. The Fund does not hedge its currency exposure.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Korean Robotics ETF

Investment Objective

The Corgi Korean Robotics ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund’s returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to meet its objective by having Corgi Strategies, LLC (the “Adviser”) actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of robotics and robotics-enabling technology in South Korea (such companies, “Korean Robotics Companies”). For purposes of this policy, the Fund considers the following activities: the design, manufacture, sale, or provision of products, equipment, materials, components, or services used in robotics components, collaborative robots, humanoid robotics, factory automation, servo motors and drives, robot actuators, motion controllers, machine vision systems, robot sensors, AI-enabled automation software, or other robotics-enabling technologies (the “80% Investment Policy”).

The Fund will generally seek to invest primarily in the equity securities of Korean Robotics Companies, but may also seek exposure to Korean Robotics Companies through derivative instruments, such as swap agreements and forward contracts. For purposes of compliance with the 80% Investment Policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, or sale of products and services related to robotics and robotics-enabling technology in South Korea. The Fund considers a company “materially involved” if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund’s investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. Because the Fund's theme is defined by a specific country, the Fund expects that substantially all of its investments will be in South Korean companies listed on the Korea Exchange (KRX) and the KOSDAQ market, as well as American Depositary Receipts ("ADRs") of South Korean companies listed on U.S. exchanges.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund’s theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund’s net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the South Korean robotics and robotics-enabling technology industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Korean Robotics Industry Risk. The South Korean robotics industry is in an early but rapidly evolving stage. Many companies are transitioning from traditional factory automation toward humanoid robotics, collaborative robots, and AI-enabled automation. The Fund’s concentrated exposure to this industry means it is sensitive to technology adoption timelines, customer capital spending cycles, competition from Chinese and Japanese robotics firms, changes in government subsidy programs (including Korea’s Intelligent Robots Development and Distribution Promotion Act), and the pace of commercialization of humanoid and service robots. Companies in the supply chain, including precision reducer and actuator makers, depend on orders from a limited number of robot assemblers, creating customer concentration risk.

South Korea Geopolitical Risk. The Fund invests substantially all of its assets in South Korean companies. South Korea’s proximity to North Korea exposes the Fund to geopolitical tensions, including military provocations, missile tests, sanctions developments, and diplomatic uncertainties. Escalation of tensions on the Korean Peninsula could disrupt markets, supply chains, and economic activity. In addition, U.S.-China trade tensions, export controls on semiconductor and technology products, and evolving alliances in the Indo-Pacific region may affect South Korean companies that rely on cross-border trade, technology licensing, or foreign customers.

Derivatives and Counterparty Risk. The Fund may use total return swap agreements and forward contracts to obtain exposure to one or more Korean Robotics Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles (“SPVs”) managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk . South Korea may be classified as an emerging market country by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, potential for currency controls or restrictions on repatriation of capital, and less reliable financial reporting and corporate governance standards. These factors may increase the volatility and reduce the liquidity of the Fund’s investments.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

FUND SUMMARY - Corgi Large Language Model ETF

Investment Objective

The Corgi Large Language Model ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, training, deployment, commercialization, or sale of large language models ("LLMs") and LLM-based products and services (companies meeting these criteria, "LLM Companies"). For purposes of this policy, the Fund considers the following activities: the development, training, fine-tuning, deployment, hosting, licensing, or sale of large language models, foundation models, or products and services that are primarily enabled by or built upon large language model technology (the "80% Investment Policy").

The Fund will generally seek to invest primarily in the equity securities of LLM Companies, but may also seek exposure to LLM Companies through derivative instruments, such as swap agreements and forward contracts. Consistent with the 80% Investment Policy described above, the Fund's exposure to LLM Companies may be obtained through equity securities (which may include depositary receipts) or instruments (i.e., swap agreements or forward contracts) that provide exposure to LLM Companies. For purposes of compliance with the 80% Investment Policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

The Fund invests primarily in the common stock of companies that are materially involved in the development, training, deployment, commercialization, or sale of large language models and LLM-based products and services. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund's investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening. The Adviser seeks to identify companies with significant revenue exposure to the Fund's theme, strong competitive positioning, favorable growth prospects, and reasonable valuations. The Adviser may also consider qualitative factors such as management quality, technological leadership, customer relationships, and supply chain positioning.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. The Fund will concentrate its investments in the group of industries comprising the large language model industry. To the extent the Fund concentrates in a particular industry, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Large Language Model Industry Risk. The Fund concentrates its investments in companies operating in the large language model industry. This industry is characterized by rapid technological change, intense competition among a small number of well-capitalized participants, extremely high capital expenditure requirements for compute infrastructure (including GPU clusters and data centers), dependence on specialized semiconductor supply, and evolving regulatory frameworks across multiple jurisdictions. Many LLM companies are pre-profit or early-stage, with business models that depend on achieving scale in enterprise adoption, API usage, or consumer subscriptions. The industry's economics depend on sustained demand for LLM capabilities at prices sufficient to cover the substantial fixed costs of model training and inference. A decline in LLM adoption, commoditization of LLM capabilities, or a significant reduction in the willingness of enterprises or consumers to pay for LLM products could materially and adversely affect the revenues, profitability, and stock prices of the Fund's portfolio companies.

Compute Cost and Infrastructure Dependency Risk. Training and operating large language models requires enormous compute resources, including access to large-scale GPU clusters, high-bandwidth networking, and specialized data center infrastructure. LLM companies are heavily dependent on a small number of chip vendors for GPU supply, and on cloud providers and colocation operators for data center capacity. Compute costs represent a substantial portion of LLM companies' operating expenses. Supply shortages, allocation constraints, or significant increases in the cost of compute infrastructure could materially constrain the growth and profitability of the Fund's portfolio companies.

Regulatory and AI Governance Risk. The regulatory landscape for artificial intelligence is rapidly evolving across multiple jurisdictions, including the European Union (EU AI Act), the United States, China, and other markets. New or proposed regulations may impose requirements on AI model transparency, safety testing, data usage, content moderation, and liability for AI-generated outputs. Compliance with these regulations may increase operating costs, limit product functionality, or restrict the markets in which LLM companies can operate. Regulatory uncertainty may also deter investment in the sector and create competitive advantages for incumbents with greater compliance resources.

Intellectual Property and Data Licensing Risk. Large language models are trained on vast datasets that may include copyrighted material, proprietary data, and publicly available information. The legal framework governing the use of such data for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending against LLM developers alleging copyright infringement. Adverse rulings could require LLM companies to pay significant licensing fees, restrict access to training data, retrain models on compliant datasets, or face injunctive relief. These outcomes could materially increase costs or impair the competitive positioning of the Fund's portfolio companies.

Competition and Rapid Technological Change Risk. The LLM industry is highly competitive, with rapid model improvements occurring on short development cycles. New model architectures, training techniques, or open-source releases may quickly erode the competitive advantages of established LLM providers. Companies that fail to keep pace with technological advances may lose market share to competitors or to open-source alternatives. The emergence of more efficient model architectures could also reduce barriers to entry and increase competitive pressure across the industry.

Customer Concentration Risk. The LLM industry derives a significant portion of its revenue from a relatively small number of large enterprise customers and platform partnerships. The loss of, or significant reduction in spending by, one or more major customers could materially and adversely affect the revenue and profitability of the Fund's portfolio companies.

Derivatives and Counterparty Risk. The Fund may use total return swap agreements and forward contracts to obtain exposure to one or more LLM Companies. Derivatives are subject to risks including counterparty credit risk (the risk that the counterparty to a derivative contract will default on its obligations), valuation risk, liquidity risk, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The Fund's use of swap agreements creates exposure to the creditworthiness of the swap counterparty. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the Fund may experience significant losses. The Fund's swap agreements may be valued at fair value using methodologies approved by the Board's Valuation Designee, which may differ from the value that would be realized upon termination of the swap.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies may be more volatile, less liquid, and subject to greater business risk than larger companies. Their securities may trade less frequently and in smaller volumes, which may result in wider bid-ask spreads and greater price volatility.

Liquidity and Valuation Risk. Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly for small- and mid-capitalization companies or non-U.S. securities. Reduced liquidity may make it more difficult or costly for the Fund to buy or sell securities at desired times or prices.

Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.

Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.

Closed Market Risk. Where all or a portion of the Fund's underlying securities trade in a market that is closed when the market in which the Fund's shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund's NAV than it would on a diversified fund.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select securities and manage the portfolio effectively. The Adviser's investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund's investment approach or in achieving the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.

SPV and Private Investment Risk. The Fund may invest in passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties. Investments in SPVs involve risks not typically associated with direct investments in public securities, including limited liquidity, reliance on third-party managers, valuation uncertainty, and the potential for total loss. SPV interests are generally illiquid and may be difficult or impossible to sell at their reported fair value.

Emerging Market Issuers Risk. Certain countries in which the Fund's portfolio companies are headquartered or have significant operations may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Limited Shareholder Rights Risk. The Declaration of Trust that governs the Fund contains provisions that could limit the ability of shareholders to bring claims against the Trust, its officers, or the Trustees. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, or take certain other actions. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates certain courts as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. When available, the Fund’s past performance (before and after taxes) will be compared to a broad-based securities market index.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

 The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Individual Shares may be purchased and sold on [ ] (the “Exchange”) through a broker-dealer. Shares are expected to be listed for trading on the Exchange and can be bought and sold throughout the trading day at market prices. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Tax Information

 Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

 If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Corgi Advanced Packaging ETF

The Corgi Advanced Packaging ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Power Semiconductor ETF

The Corgi Power Semiconductor ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi 800VDC Power ETF

The Corgi 800VDC Power ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Semiconductor Substrates & Materials ETF

The Corgi Semiconductor Substrates & Materials ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Bottlenecks ETF

The Corgi AI Bottlenecks ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Substrates Pure Play ETF

The Corgi Substrates Pure Play ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Photonics ETF

The Corgi AI Photonics ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi HBM ETF

The Corgi HBM ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Memory Buildout ETF

The Corgi AI Memory Buildout ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Power & Grid Infrastructure ETF

The Corgi AI Power & Grid Infrastructure ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Data Center Cooling ETF

The Corgi AI Data Center Cooling ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Custom AI Silicon ETF

The Corgi Custom AI Silicon ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Networking & Signal Integrity ETF

The Corgi AI Networking & Signal Integrity ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Connectors & Interconnect ETF

The Corgi AI Connectors & Interconnect ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Neocloud ETF

The Corgi Neocloud ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Data Center Construction ETF

The Corgi Data Center Construction ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Data Storage ETF

The Corgi AI Data Storage ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Rare Earths & Critical Minerals ETF

The Corgi Rare Earths & Critical Minerals ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Infrastructure Outliers ETF

The Corgi AI Infrastructure Outliers ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Robotics Enablers ETF

The Corgi Robotics Enablers ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Sensing & Perception ETF

The Corgi Sensing & Perception ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Grid & Electrification ETF

The Corgi Grid & Electrification ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Semiconductor Foundry & Capex Cycle ETF

The Corgi Semiconductor Foundry & Capex Cycle ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Semiconductor Design & IP ETF

The Corgi Semiconductor Design & IP ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Co-Packaged Optics ETF

The Corgi Co-Packaged Optics ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Asia AI Supply Chain ETF

The Corgi Asia AI Supply Chain ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Korean Robotics ETF

The Corgi Korean Robotics ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Large Language Model ETF

The Corgi Large Language Model ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Ex-US AI Enablers ETF

The Corgi Ex-US AI Enablers ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Memory ETF

The Corgi Memory ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Munificent 7 ETF

The Corgi Munificent 7 ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Edge AI Chip ETF

The Corgi Edge AI Chip ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Semiconductor Process Materials ETF

The Corgi Semiconductor Process Materials ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Water Technology ETF

The Corgi Water Technology ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Autonomous Vehicle ETF

The Corgi Autonomous Vehicle ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Capacitor ETF

The Corgi Capacitor ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Circuit Board ETF

The Corgi Circuit Board ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Specialty Semiconductor Equipment ETF

The Corgi Specialty Semiconductor Equipment ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi AI Training Data ETF

The Corgi AI Training Data ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Ratings & Exchanges ETF

The Corgi Ratings & Exchanges ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Transport Tollbooth ETF

The Corgi Transport Tollbooth ETF (the “Fund”) seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

Corgi Power Semiconductor ETF	Corgi 800VDC Power ETF
Corgi AI Connectors & Interconnect ETF	Corgi AI Data Center Cooling ETF
Corgi AI Data Storage ETF	Corgi AI Bottlenecks ETF
Corgi AI Infrastructure Outliers ETF	Corgi AI Memory Buildout ETF
Corgi AI Networking & Signal Integrity ETF	Corgi AI Photonics ETF
Corgi AI Power & Grid Infrastructure ETF	Corgi AI Training Data ETF
Corgi Advanced Packaging ETF	Corgi Asia AI Supply Chain ETF
Corgi Autonomous Vehicle ETF	Corgi Capacitor ETF
Corgi Circuit Board ETF	Corgi Co-Packaged Optics ETF
Corgi Substrates Pure Play ETF	Corgi Custom AI Silicon ETF
Corgi Data Center Construction ETF	Corgi Edge AI Chip ETF
Corgi Ex-US AI Enablers ETF	Corgi Grid & Electrification ETF
Corgi HBM ETF	Corgi Memory ETF
Corgi Munificent 7 ETF	Corgi Neocloud ETF
Corgi Rare Earths & Critical Minerals ETF	Corgi Ratings & Exchanges ETF
Corgi Robotics Enablers ETF	Corgi Semiconductor Design & IP ETF
Corgi Semiconductor Foundry & Capex Cycle ETF	Corgi Semiconductor Process Materials ETF
Corgi Semiconductor Substrates & Materials ETF	Corgi Sensing & Perception ETF
Corgi Specialty Semiconductor Equipment ETF	Corgi Transport Tollbooth ETF
Corgi Water Technology ETF	Corgi Large Language Model ETF
Corgi Korean Robotics ETF

(each a “Fund”, collectively the “Funds”)

Principal Investment Strategies for the Funds

Unless otherwise noted in a Fund’s summary, under normal market conditions, each Fund is an actively managed exchange-traded fund that seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are materially involved in the Fund’s applicable theme, as described in the Fund’s summary prospectus.

20% Basket for Liquidity and Portfolio Management. Under normal market conditions each Fund may invest up to 20% of its net assets in investments such as cash and cash equivalents, short-term instruments, other equity securities, and other exchange-traded funds for liquidity, cash management, temporary defensive positioning, and other portfolio management purposes. Under normal market conditions, the Adviser does not intend to use this flexibility to invest in companies whose businesses are materially inconsistent with the applicable Fund’s theme. In extraordinary or unfavorable market conditions, the Fund may temporarily invest more than 20% of its net assets in cash and cash equivalents and other short-term instruments as part of its defensive positioning and liquidity management.

Concentration / Non-Diversification. Each Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in the industry or group of related industries identified below for that Fund:

•         Corgi Power Semiconductor ETF: the wide-bandgap power semiconductor and electrical infrastructure industry or related industries

•         Corgi 800VDC Power ETF: the 800VDC AI data center power delivery industry or related industries

•         Corgi AI Connectors & Interconnect ETF: the electronic connectors and interconnect industry or related industries

•         Corgi AI Data Center Cooling ETF: the data center cooling and thermal management industry or related industries

•         Corgi AI Data Storage ETF: the data storage industry or related industries

•         Corgi AI Bottlenecks ETF: the AI data center infrastructure supply chain, spanning multiple sub-industries including semiconductor equipment, compound semiconductors, photonics, memory, power semiconductors, cooling systems, custom silicon, networking, connectors, cloud infrastructure, construction, storage, and critical minerals or related industries

•         Corgi AI Infrastructure Outliers ETF: the specialty industrial gases, ultra-pure materials, and advanced ceramics industry or related industries

•         Corgi AI Memory Buildout ETF: the memory semiconductor industry or related industries

•         Corgi AI Networking & Signal Integrity ETF: the AI networking and signal integrity semiconductor industry or related industries

•         Corgi AI Photonics ETF: the optical interconnect and photonics industry or related industries

•         Corgi AI Power & Grid Infrastructure ETF: the power semiconductor and electrical infrastructure industry or related industries

•         Corgi Advanced Packaging ETF: the semiconductor packaging and OSAT industry or related industries

•         Corgi Asia AI Supply Chain ETF: the Asian semiconductor, AI infrastructure, and technology supply chain industry or related industries

•         Corgi Co-Packaged Optics ETF: the co-packaged optics and optical interconnect industry or related industries

•         Corgi Substrates Pure Play ETF: the compound semiconductor substrates industry or related industries

•         Corgi Custom AI Silicon ETF: the custom semiconductor design and AI silicon industry or related industries

•         Corgi Data Center Construction ETF: the data center construction and MEP services industry or related industries

•         Corgi Edge AI Chip ETF: the edge AI semiconductor industry or related industries

•         Corgi Ex-US AI Enablers ETF: the global ex-U.S. semiconductor, AI infrastructure, and technology supply chain industry or related industries

•         Corgi Grid & Electrification ETF: the electrical grid hardware and infrastructure industry or related industries

•         Corgi HBM ETF: the semiconductor packaging and HBM industry or related industries

•         Corgi Memory ETF: the group of industries comprising the information technology industry or related industries

•         Corgi Munificent 7 ETF: the oil and gas and energy industries or related industries

•         Corgi Neocloud ETF: the GPU cloud and AI compute infrastructure industry or related industries

•         Corgi Rare Earths & Critical Minerals ETF: the rare earth elements and critical minerals industry or related industries

•         Corgi Robotics Enablers ETF: the robotics components industry or related industries

•         Corgi Semiconductor Design & IP ETF: the electronic design automation, semiconductor intellectual property, and chip design infrastructure industry or related industries

•         Corgi Semiconductor Foundry & Capex Cycle ETF: the semiconductor foundry, capital equipment, and manufacturing supply chain industry or related industries

•         Corgi Semiconductor Process Materials ETF: the semiconductor process materials and chemicals industry or related industries

•         Corgi Semiconductor Substrates & Materials ETF: the semiconductor substrates and materials industry or related industries

•         Corgi Sensing & Perception ETF: the sensor and perception technology industry or related industries

•         Corgi Water Technology ETF: the water technology and infrastructure industry or related industries

•         Corgi Autonomous Vehicle ETF: the autonomous vehicle and ADAS technology industry or related industries

•         Corgi Capacitor ETF: the passive electronic components industry or related industries

•         Corgi Circuit Board ETF: the printed circuit board and PCB materials industry or related industries

•         Corgi Specialty Semiconductor Equipment ETF: the specialty semiconductor equipment and sub-systems industry or related industries

•         Corgi AI Training Data ETF: the data licensing and content ownership industry or related industries

•         Corgi Ratings & Exchanges ETF: the financial exchanges, ratings, and data industry or related industries

•         Corgi Transport Tollbooth ETF: the transport infrastructure and concession industry or related industries

•         Corgi Korean Robotics ETF: the South Korean robotics and robotics-enabling technology industry or related industries

•         Corgi Large Language Model ETF: the group of industries comprising the information technology industry or related industries

For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will “look through” to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

Each Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. “Non-diversified” means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund’s exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund’s positions in those issuers.

80% Investment Policy. Each Fund’s 80% investment policy is a non-fundamental policy that may be changed by the Board upon at least 60 days’ prior written notice to shareholders. Each Fund measures compliance with its 80% investment policy at the time of investment. If a Fund’s investments fall below the 80% threshold for reasons other than purchases of non-qualifying investments (e.g., market fluctuations or changes in an issuer’s business), the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable, consistent with the best interests of shareholders.

Material Involvement Determinations. The Adviser considers a company “materially involved” in a Fund’s investment theme if, at the time of investment, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data. The Adviser maintains internal records documenting, for each portfolio company included in a Fund’s 80% basket, the metric relied upon, the supporting evidence from publicly available sources, and the date of the most recent determination. The Corgi Munificent 7 ETF is not subject to material involvement determinations, as its 80% investment policy is defined by reference to seven specific named companies rather than theme-related activities. A company will not qualify for any Fund’s 80% basket based on expected future activities that are not supported by current financial data, except as expressly provided in a Fund’s prospectus disclosure regarding pre-revenue or development-stage companies.

Special Purpose Vehicles and Private Investments. With the exception of the Corgi Munificent 7 ETF, the Funds may invest, directly or indirectly, in special purpose vehicles (“SPVs”) to obtain exposure to private companies, private investments, or other instruments consistent with the Fund’s investment theme, subject to applicable investment limitations. The Adviser will obtain from each SPV manager, prior to investment, sufficient information regarding the SPV’s underlying holdings to confirm that the Fund’s investments comply with the limitations on investment company securities under Section 12(d)(1) of the 1940 Act (the “three-tier” structure). Each Fund’s schedule of investments will identify any SPV interests held, including the SPV’s investment focus and fair value. The Adviser will obtain and review information from SPV managers regarding each SPV’s underlying holdings on a periodic basis. SPV interests will be valued at fair value in accordance with the Fund’s valuation procedures as adopted by the Board, using methodologies consistent with ASC 820 (Fair Value Measurement), which may include reference to the SPV’s most recent net asset value, third-party valuations, or other inputs deemed appropriate by the Board’s Valuation Designee in accordance with Rule 2a-5 under the 1940 Act. Investments in SPVs may involve additional risks, including limited liquidity, valuation uncertainty, and reliance on third-party managers or sponsors.

Illiquid Investments (applicable to all Funds except the Corgi Munificent 7 ETF). Each Fund may invest up to 15% of its net assets in illiquid investments, consistent with the requirements of the Investment Company Act of 1940 and applicable SEC rules. Illiquid investments may include, among other things, interests in SPVs, securities subject to legal or contractual restrictions on resale, privately negotiated transactions. Illiquid investments may be more difficult to value, may be harder to sell at favorable prices or at all, and may increase the Fund’s exposure to valuation risk and liquidity risk.

Derivatives and Securities Lending. With the exception of the Corgi Munificent 7 ETF, the Corgi Memory ETF, the Corgi Large Language Model ETF, the Corgi AI Memory Buildout ETF, the Corgi AI Infrastructure Outliers ETF, the Corgi Asia AI Supply Chain ETF, the Corgi Ex-US AI Enablers ETF, and the Corgi Korean Robotics ETF, the Funds do not expect to, and under normal circumstances will not, invest in derivatives as part of their principal investment strategies. The Corgi Munificent 7 ETF, the Corgi Memory ETF, the Corgi Large Language Model ETF, the Corgi AI Memory Buildout ETF, the Corgi AI Infrastructure Outliers ETF, the Corgi Asia AI Supply Chain ETF, the Corgi Ex-US AI Enablers ETF, and the Corgi Korean Robotics ETF may use derivatives (including swap agreements and/or forward contracts) to obtain exposure to one or more of their respective target companies and/or to manage cash flows or facilitate portfolio transitions. None of the Funds will engage in securities lending as part of their principal investment strategies.

Foreign Investments and Depositary Receipts. Each Fund may invest in U.S. and non-U.S. issuers, including securities listed on foreign exchanges and depositary receipts such as ADRs, consistent with its theme and other investment policies.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a “principal risk” of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund’s NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund’s NAV per share price, yield, total return, and/or a Fund’s ability to achieve its objective.

Competition and Rapid Technological Change Risk (applicable to the Corgi Large Language Model ETF). The LLM industry is highly competitive, with rapid model improvements occurring on short development cycles. New model architectures, training techniques, or open-source releases may quickly erode the competitive advantages of established LLM providers. Companies that fail to keep pace with technological advances may lose market share to competitors or to open-source alternatives. The emergence of more efficient model architectures could also reduce barriers to entry and increase competitive pressure across the industry.

Compute Cost and Infrastructure Dependency Risk (applicable to the Corgi Large Language Model ETF). Training and operating large language models requires enormous compute resources, including access to large-scale GPU clusters, high-bandwidth networking, and specialized data center infrastructure. LLM companies are heavily dependent on a small number of chip vendors for GPU supply, and on cloud providers and colocation operators for data center capacity. Compute costs represent a substantial portion of LLM companies' operating expenses. Supply shortages, allocation constraints, or significant increases in the cost of compute infrastructure could materially constrain the growth and profitability of the Fund's portfolio companies.

Equity Market Risk (Applicable to all Funds). Common stocks generally carry more risk than preferred stock or debt because equity claims are subordinate to all other claims on the issuer’s assets and earnings. The value of each Fund’s equity holdings may decline due to general market conditions, issuer-specific factors, or broad economic developments.

Edge AI Semiconductor Industry Risk (applicable to the Corgi Edge AI Chip ETF). The edge AI semiconductor industry is characterized by rapid technological change, short product design cycles, intense competition, and dependence on consumer electronics and automotive end markets. Edge AI chips must operate under severe power and thermal constraints that differ fundamentally from data center AI processors. Companies face risks from slower-than-expected adoption of on-device AI features, competition from general-purpose mobile processors incorporating AI capabilities as standard features, and the risk that cloud-based inference may remain more cost-effective than on-device inference. The industry is subject to commoditization as AI inference capabilities become standard in mobile and embedded processors.

Environmental and Hazardous Materials Regulatory Risk (applicable to the Corgi Semiconductor Process Materials ETF). Many semiconductor process materials are classified as hazardous, toxic, or environmentally sensitive. Companies are subject to extensive environmental, health, and safety regulations governing production, storage, transportation, and disposal of chemicals and gases. Changes in regulations, including restrictions on PFAS, greenhouse gas emissions from fluorinated compounds (such as NF3 and SF6), or hazardous waste disposal requirements, could increase compliance costs, restrict production, or require reformulation of existing products.

Intellectual Property and Data Licensing Risk (applicable to the Corgi Large Language Model ETF). Large language models are trained on vast datasets that may include copyrighted material, proprietary data, and publicly available information. The legal framework governing the use of such data for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending against LLM developers alleging copyright infringement. Adverse rulings could require LLM companies to pay significant licensing fees, restrict access to training data, retrain models on compliant datasets, or face injunctive relief. These outcomes could materially increase costs or impair the competitive positioning of the Fund's portfolio companies.

Large Language Model and Generative AI Industry Risk (applicable to the Corgi Large Language Model ETF). The Fund concentrates its investments in companies operating in the large language model and generative AI industry. This industry is characterized by rapid technological change, intense competition among a small number of well-capitalized participants, extremely high capital expenditure requirements for compute infrastructure (including GPU clusters and data centers), dependence on specialized semiconductor supply, and evolving regulatory frameworks across multiple jurisdictions. Many LLM companies are pre-profit or early-stage, with business models that depend on achieving scale in enterprise adoption, API usage, or consumer subscriptions. The industry's economics depend on sustained demand for AI capabilities at prices sufficient to cover the substantial fixed costs of model training and inference. A decline in AI adoption, commoditization of LLM capabilities, or a significant reduction in the willingness of enterprises or consumers to pay for AI products could materially and adversely affect the revenues, profitability, and stock prices of the Fund's portfolio companies.

Non-Diversified Fund Risk (Applicable to all Funds). Each Fund is non-diversified, which means it may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single holding may have a greater impact on the Fund’s NAV than on a diversified fund.

ETF Risks (Applicable to all Funds). Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). Investors who buy or sell shares pay brokerage commissions or other charges and may incur the cost of the bid-ask spread. The spread varies by Fund and over time based on the Fund’s trading volume and market liquidity.

New Adviser Risk (Applicable to all Funds). The Adviser has limited experience managing a registered fund. The Adviser’s lack of experience may result in operational challenges and there is no assurance it will be successful in managing the Funds.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited operating history. As a new fund, each Fund’s Shares may have lower trading volume, wider bid-ask spreads, and more pronounced premiums or discounts than those of a more established ETF.

Liquidity and Valuation Risk (Applicable to all Funds). Securities of smaller issuers may trade in lower volumes and with wider bid-ask spreads. Some investments may be difficult to value or sell, particularly during periods of market stress.

Advanced Ceramics Technology Risk (applicable to the Corgi Semiconductor Process Materials ETF). The Fund may invest in companies that manufacture advanced technical ceramics used in semiconductor processing equipment. These ceramic components must withstand extreme temperatures, corrosive chemical environments, and precise dimensional tolerances. Ceramics manufacturing involves complex sintering processes with variable yields. Product specifications change with each new generation of semiconductor equipment, and companies that fail to qualify their ceramic components for next-generation platforms may lose market share. The advanced ceramics market for semiconductor applications is concentrated among a small number of primarily Japanese manufacturers.

Active Management Risk (Applicable to all Funds). Each Fund is actively managed and does not seek to track the performance of a specific index. The Adviser’s decisions regarding security selection, portfolio weighting, and timing of transactions may cause a Fund to underperform its benchmark or other funds with similar objectives.

Concentration Risk (Applicable to all Funds). A Fund will concentrate its investments in one or more industries. This concentration increases the risk that events affecting those industries will have a disproportionate impact on the Fund’s performance.

Capitalization Risk (Applicable to all Funds). The Funds may invest in companies of any market capitalization. Securities of smaller companies may be more volatile, less liquid, and subject to greater business and financial risk than those of larger, more established companies.

Foreign Securities and Depositary Receipts Risk (applicable to all Funds). The Funds may invest in non-U.S. securities, including ADRs and GDRs. Foreign securities involve risks not typically associated with U.S. investments, including currency risk, political risk, and limited liquidity.

800V Architecture Adoption Risk (applicable to the Corgi AI Power & Grid Infrastructure ETF). The data center industry is in the early stages of transitioning from traditional AC power distribution to higher-voltage DC architectures (including 800VDC). The pace of this transition is uncertain, and the Fund’s portfolio companies that are positioned for the 800V architecture may face reduced demand if the transition is delayed or if alternative architectures are adopted.

800VDC AI Data Center Power Delivery Risk (applicable to the Corgi 800VDC Power ETF). The Fund concentrates its investments in companies operating in the emerging 800VDC AI data center power delivery ecosystem. This ecosystem is in the early stages of commercial deployment, and the 800VDC architecture has not yet been widely adopted. The Fund’s investment thesis depends on the assumption that 800VDC will become the standard power architecture for next-generation AI data centers, which is not guaranteed. If the industry adopts a different voltage standard, or if the transition to 800VDC is significantly delayed, the Fund’s portfolio companies may experience materially lower demand than anticipated. The 800VDC power delivery stack involves multiple layers of technology, from high-voltage GaN switches to solid-state circuit breakers to under-die decoupling capacitors to thermal management materials, each of which represents a separate technical and commercial risk. Failure or delay at any layer could affect the viability of the entire architecture and the companies that supply it.

AI Data Center Infrastructure Supply Chain Risk (applicable to the Corgi AI Bottlenecks ETF). The Fund invests across the full spectrum of AI data center supply chain bottlenecks. The Fund’s performance depends on continued growth in AI infrastructure capital expenditure by hyperscale cloud providers, enterprise data center operators, and governments. A significant reduction in AI-related capital expenditure, whether due to macroeconomic recession, a slowdown in AI model scaling, a shift in AI training methodologies that reduces hardware requirements, regulatory restrictions on data center construction or energy consumption, or a loss of investor confidence in the AI thesis, could adversely affect the revenues, profitability, and stock prices of companies across all 15 chokepoint layers simultaneously. The Fund’s diversification across multiple supply chain layers provides some insulation against single-point failures, but a broad-based downturn in AI infrastructure spending would affect substantially all of the Fund’s portfolio companies.

AI Server Demand Concentration Risk (applicable to the Corgi Capacitor ETF). A growing portion of high-end passive component demand is driven by AI server and GPU production. A single high-end GPU module requires thousands of MLCCs, tantalum capacitors, and power inductors. If AI server production slows or GPU architectures evolve to require fewer passive components, demand could contract sharply.

AI Training Data Industry Risk (applicable to the Corgi AI Training Data ETF). The AI training data licensing industry is nascent with rapidly evolving business models, legal frameworks, and pricing structures. The value of training data may decline as AI models become more efficient through synthetic data generation, data distillation, or transfer learning. There is significant uncertainty about long-term economics, as AI companies may develop alternatives or governments may mandate open data access. Companies face copyright litigation risk as the legal boundaries of AI training data use remain unsettled.

AI Networking and Signal Integrity Semiconductor Industry Risk (applicable to the Corgi AI Networking & Signal Integrity ETF). The Fund concentrates its investments in companies operating in the AI networking and signal integrity semiconductor industry. This industry is characterized by rapid technological change, short product life cycles, and intense competition among interconnect standards. Companies in this industry face risks from standard wars , rapid generation transitions across interconnect and data rate standards , customer concentration in a small number of hyperscale data center operators and AI chip designers, and the risk that proprietary networking technology may reduce demand for open-standard networking solutions. The industry is also subject to pricing pressure as volumes scale and competitors enter the market.

Asia Risk (applicable to the Corgi Memory ETF). The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Asia, particularly South Korea, Taiwan, and Japan, which together account for a substantial majority of global semiconductor memory manufacturing capacity. Investments in Asian companies are subject to risks including: political instability, including tensions on the Korean Peninsula and the risk of military conflict between North Korea and South Korea; the risk of military conflict or escalation of tensions involving Taiwan and China; government intervention in the economy, including directed lending, subsidies, state ownership or influence over key industries, and currency manipulation; trade tensions between the United States and Asian countries, including tariffs, export controls, and restrictions on technology transfers; natural disasters, including earthquakes, typhoons, and flooding, which may disrupt manufacturing facilities; differences in legal, regulatory, and accounting standards; and currency fluctuations. South Korea and Taiwan are classified as emerging markets by some index providers, and investments in these countries may involve additional risks associated with emerging market countries.

China A-Share and Stock Connect Risk (Applicable to the Corgi Asia AI Supply Chain ETF and Corgi Ex-US AI Enablers ETF). The Funds may invest in China A-shares through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Hong Kong, Shanghai, and Shenzhen stock exchanges and the respective clearing houses. Investments through Stock Connect are subject to trading, clearance, settlement, and regulatory risks, including daily quota limitations that may restrict the Fund’s ability to invest in or divest from China A-shares on a timely basis. Stock Connect is a relatively new program, and there is no assurance that it will continue or that its terms will not change. Stock Connect trades are settled in Chinese renminbi (“RMB”), and the Fund is subject to currency exchange risk between RMB and USD. China A-shares held through Stock Connect are held through the Hong Kong Central Clearing and Settlement System (“CCASS”) as nominee, and the Fund’s beneficial ownership rights may differ from rights under PRC law. In the event of a dispute, the Fund’s ability to enforce its rights may be limited. Additionally, A-share markets may experience higher volatility than U.S. markets and may be subject to government intervention, including trading suspensions and price limits.

Asian AI and Semiconductor Supply Chain Risk (applicable to the Corgi Asia AI Supply Chain ETF). The Fund concentrates its investments in Asian companies operating across the AI and semiconductor supply chain. The Asian semiconductor ecosystem is deeply interconnected , disruption in one country (e.g., a Taiwan earthquake affecting a major foundry) can cascade across the entire regional supply chain. The Fund is subject to risks specific to each major Asian market, including: Japan (yen volatility, aging demographics, BOJ monetary policy, cross-shareholding structures); South Korea (North Korea military tensions, chaebol governance, won volatility); Taiwan (China-Taiwan military tensions, earthquake risk, extreme concentration of leading-edge foundry capacity); and China (U.S. export controls, government intervention, VIE structure risk, capital controls, regulatory unpredictability). The Fund may invest in securities that trade only on local Asian exchanges and are not available as ADRs, which involves additional settlement, custody, and liquidity risks.

Autonomous Vehicle and Robotics Timeline Risk (applicable to the Corgi Edge AI Chip ETF). A portion of the Fund’s thesis depends on the growth of autonomous vehicles and robotics as end markets for edge AI chips. The timelines for widespread autonomous vehicle deployment remain uncertain, and regulatory, technological, and consumer acceptance barriers may delay adoption. If these end markets grow more slowly than anticipated, edge AI chip companies dependent on automotive and robotics revenue may underperform. The autonomous vehicle industry has experienced multiple false starts and delayed timelines, and there is no assurance that Level 4 or Level 5 autonomous driving will achieve widespread commercial deployment within the Fund’s investment horizon.

Autonomous Vehicle Regulatory Risk (applicable to the Corgi Autonomous Vehicle ETF). The regulatory framework for autonomous vehicles is fragmented and evolving. In the United States, regulation is split between federal vehicle safety standards (NHTSA) and state-level operating permits, creating a patchwork of rules. International frameworks differ significantly. Changes in requirements, high-profile accidents, or shifts in political sentiment could delay or restrict deployment.

Autonomous Vehicle and ADAS Industry Risk (applicable to the Corgi Autonomous Vehicle ETF). The autonomous vehicle and ADAS industry is characterized by extremely long development timelines, high capital intensity, complex regulatory requirements, and significant uncertainty regarding the pace and ultimate scope of autonomous vehicle deployment. The industry has experienced multiple cycles of elevated expectations followed by delays and retrenchment. Companies face risks from technological barriers, regulatory uncertainty, liability challenges, public acceptance concerns, and competition from well-capitalized technology and automotive companies.

Autonomous Vehicle Timeline Risk (applicable to the Corgi Sensing & Perception ETF). A significant portion of demand growth for advanced sensors (LiDAR, radar, high-resolution image sensors) depends on the pace of autonomous vehicle deployment. Regulatory delays, technical challenges, liability uncertainty, or a shift in consumer and fleet-operator preferences could slow autonomous vehicle deployment and reduce demand for the advanced sensing hardware in which the Fund invests. The Level 4/5 autonomous driving timeline has repeatedly been extended by industry participants, and further delays would adversely affect the Fund’s portfolio companies.

Capacity Constraint and Capital Expenditure Risk (applicable to the Corgi Advanced Packaging ETF). Advanced packaging technologies require significant capital investment, and capacity expansion timelines can be extended. Companies may fail to expand capacity in time to meet demand, or may overinvest in capacity that becomes underutilized during cyclical downturns. Both scenarios may adversely affect returns.

China Critical Material Export Control Risk (applicable to the Corgi Substrates Pure Play ETF). China has imposed export controls on gallium and germanium, both of which are essential raw materials for compound semiconductor substrate manufacturing. China controls a significant share of global gallium and germanium production. These export controls may increase raw material costs, create supply shortages, and adversely affect the profitability of the Fund’s portfolio companies.

China Regulatory and Export Control Risk (applicable to the Corgi Asia AI Supply Chain ETF and Corgi Ex-US AI Enablers ETF). The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions. The regulatory environment in China is subject to rapid and unpredictable change, and actions by the Chinese government may adversely affect the value, liquidity, or accessibility of Chinese investments held by the Fund.

China Autonomous Vehicle Risk (applicable to the Corgi Autonomous Vehicle ETF). The Fund may invest in Chinese autonomous vehicle companies through ADRs or VIE structures. These investments are subject to Chinese government regulatory requirements, U.S.-China trade tensions, VIE structural risks, delisting risk, and corporate governance differences. China’s autonomous vehicle regulatory framework differs from Western frameworks and may affect commercial viability in international markets.

China Supply Dominance and Export Control Risk (applicable to the Corgi Rare Earths & Critical Minerals ETF). China dominates the global supply of rare earth elements and several critical minerals, including gallium and germanium. Chinese export controls, production quotas, or trade policy changes could significantly restrict the global supply of these materials, causing price spikes and supply disruptions that may affect both the Fund’s portfolio companies and the broader semiconductor and AI infrastructure supply chains. Conversely, if China increases supply to depress prices, non-Chinese producers (in which the Fund may invest) could face margin compression and financial distress.

Chokepoint Resolution Risk (applicable to the Corgi AI Bottlenecks ETF). The Fund’s thesis depends on the persistence of supply chain bottlenecks. If bottlenecks are resolved faster than anticipated, through capacity expansion, technological breakthroughs, or demand normalization, the scarcity premium embedded in the Fund’s portfolio companies may diminish, leading to underperformance relative to broader market indices. Different chokepoints may resolve at different rates; for example, HBM packaging capacity may expand faster than electrical grid interconnection capacity.

Co-Packaged Optics and Optical Interconnect Industry Risk (applicable to the Corgi Co-Packaged Optics ETF). The Fund concentrates its investments in companies operating in the co-packaged optics and optical interconnect industry. CPO is an emerging technology not yet in volume production. The Fund’s investment thesis depends on the assumption that CPO becomes the standard optical interconnect architecture for next-generation AI clusters, which is not guaranteed. The CPO inflection point is timing-dependent, and the adoption timeline remains uncertain. Pluggable transceivers at higher data rates may improve enough to delay or reduce the need for CPO. The investable universe of companies with significant CPO revenue exposure is currently small, creating concentration risk. Companies in this industry are subject to rapid technological change, intense competition, long design-win cycles, and dependence on a small number of hyperscale data center customers for demand. The failure or delay of CPO deployment at one or more major hyperscalers could materially affect the Fund’s portfolio companies.

Commoditization Risk (applicable to the Corgi AI Connectors & Interconnect ETF). While next-generation high-speed connectors require significant engineering investment, connectors at established data rates face commoditization pressure. As connector technologies mature and multiple suppliers qualify, pricing pressure may erode margins for the Fund’s portfolio companies.

Concession Contract and Regulatory Risk (applicable to the Corgi Transport Tollbooth ETF). Portfolio companies operate under government-granted concession contracts spanning 20 to 50 years. Governments may renegotiate terms, impose new requirements, or nationalize assets. Changes in government following elections may result in infrastructure policy shifts adverse to the Fund’s companies.

Commodity Input Risk (applicable to the Corgi Grid & Electrification ETF). Grid equipment manufacturers are exposed to commodity price volatility for key inputs including copper, aluminum, grain-oriented electrical steel (GOES), and transformer oil. Grain-oriented electrical steel is a specialty material with limited global production capacity, and supply constraints have been a contributing factor in extended transformer lead times. Sharp increases in input costs may compress margins if manufacturers cannot pass through price increases to utility customers, particularly for contracts with fixed pricing. Conversely, a sharp decline in commodity prices could signal weakening end-market demand.

Substrates Pure Play Industry Risk (applicable to the Corgi Substrates Pure Play ETF). The Fund concentrates its investments in companies operating in the compound semiconductor substrates industry. This industry is characterized by extremely high barriers to entry, long customer qualification cycles, complex crystal growth processes with historically variable yields, and concentrated market structures. Companies in this industry face risks from fluctuations in end-market demand (particularly from the photonics, power semiconductor, and RF device markets), challenges in scaling crystal growth capacity, and potential supply disruptions of critical raw materials (including gallium and germanium, which are subject to Chinese export controls).

Concentration and Single Issuer Risk (applicable to the Corgi Munificent 7 ETF). The Fund will concentrate its investments in the Munificent Seven Companies (concentrated in the oil and gas and energy industries) and will hold a large percentage of its assets in a small number of issuers including, at times, a significant position in a single issuer. As a result, the Fund’s performance may be more volatile than a diversified fund and may be materially affected by adverse developments affecting any Munificent Seven Company, including earnings disappointments, production shortfalls, regulatory actions, litigation, environmental incidents, reputational events, or changes in competitive position.

Concentration Risk (Applicable to all Funds). The Fund concentrates its investments in the group of industries comprising the information technology industry. To the extent the Fund concentrates in a particular industry or group of industries, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate. The information technology sector is subject to rapid technological change, intense competition, government regulation, and sensitivity to short product cycles and aggressive pricing. A downturn in the information technology sector could have a materially adverse effect on the Fund.

Copper-to-Optical Transition Risk (applicable to the Corgi AI Photonics ETF). The Fund’s thesis depends in part on the ongoing transition from copper to optical interconnects within AI data centers. If advances in copper cable technology (such as active electrical cables) extend the viability of copper interconnects at higher data rates, or if AI cluster architectures evolve in ways that reduce optical bandwidth requirements, the growth trajectory of the optical interconnect market may be slower than anticipated.

CPO Adoption Timeline Risk (applicable to the Corgi AI Photonics ETF and Corgi Co-Packaged Optics ETF). Co-packaged optics represents a significant technology transition that is expected to begin commercial deployment in the near term. The Fund may invest in companies that are developing CPO technology. If CPO adoption is delayed or if the technology fails to achieve the anticipated performance and cost advantages over pluggable transceivers, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth.

Custom Semiconductor Design and AI Silicon Industry Risk (applicable to the Corgi Custom AI Silicon ETF). The Fund concentrates its investments in companies operating in the custom semiconductor design and AI silicon industry. This industry is characterized by long design cycles, high customer concentration (with a small number of hyperscale cloud providers accounting for the majority of custom AI ASIC demand), and significant competition from general-purpose GPU platforms. The custom AI ASIC market is highly concentrated. Custom ASIC companies are dependent on third-party foundries for manufacturing, and foundry capacity constraints may limit their ability to fulfill customer orders. The success of custom AI ASICs depends on hyperscalers’ continued willingness to invest in custom silicon rather than relying on commercially available GPUs.

Customer Concentration and Geopolitical Risk (applicable to the Corgi Semiconductor Design & IP ETF). EDA companies derive a significant portion of revenue from a small number of large semiconductor companies, many of which are based in China, which represents a significant share of EDA industry revenue. U.S. export controls restricting the sale of advanced EDA tools to Chinese entities have already reduced the addressable market for EDA companies, and further escalation of export controls could materially affect revenue. Additionally, EDA companies are exposed to the risk that Chinese semiconductor companies develop or adopt domestic EDA alternatives to reduce dependence on U.S. tools.

Customer Concentration and Long-Term Contract Risk (applicable to the Corgi Neocloud ETF). Several neocloud companies derive a substantial portion of their revenue from a small number of large customers, including hyperscalers and large AI companies. These relationships are often governed by long-term contracts. While long-term contracts provide revenue visibility, they also expose neocloud companies to the risk that a customer default, contract renegotiation, or non-renewal could materially affect revenue. Additionally, the long-term nature of these contracts means that neocloud companies bear the risk of GPU depreciation and technological obsolescence over the contract period.

Crystal Growth Equipment Risk (applicable to the Corgi Specialty Semiconductor Equipment ETF). Crystal growth furnaces for silicon, SiC, GaAs, and other semiconductor substrates are highly specialized with long delivery lead times. The rapid expansion of SiC substrate production is driving demand, but manufacturing yields remain variable and equipment qualification cycles are lengthy.

Customer Concentration Risk (applicable to the Corgi AI Networking & Signal Integrity ETF, Corgi AI Training Data ETF, Corgi Advanced Packaging ETF, Corgi Custom AI Silicon ETF, Corgi Edge AI Chip ETF, and Corgi Large Language Model ETF). Many advanced packaging and OSAT companies derive a substantial portion of revenue from a small number of large customers, including leading AI chip designers and hyperscale cloud service providers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies.

Cyclicality and Backlog Risk (applicable to the Corgi Data Center Construction ETF). Data center construction activity is closely tied to hyperscaler capital expenditure decisions. A reduction in hyperscaler capex could result in project deferrals or cancellations, reducing the backlog and revenue of the Fund’s portfolio companies. Companies with large fixed-cost bases may be particularly vulnerable to cyclical downturns.

Cyclicality Risk (applicable to the Corgi Semiconductor Substrates & Materials ETF). Semiconductor materials companies are exposed to the cyclical nature of the semiconductor industry. During industry downturns, semiconductor fabrication capacity utilization declines, leading to reduced demand for substrates, chemicals, and other process materials. The Fund’s portfolio companies may experience significant revenue and earnings declines during such periods.

Data Center Construction and MEP Services Industry Risk (applicable to the Corgi Data Center Construction ETF). The Fund concentrates its investments in companies operating in the data center construction and MEP services industry. This industry is characterized by dependence on skilled labor availability (the single most binding constraint on data center capacity additions), project execution risk on mega-scale builds, margin pressure from rising labor and materials costs, and cyclicality tied to hyperscaler capital expenditure cycles. Companies in this industry are subject to risks from permitting delays, supply chain disruptions affecting construction materials and electrical equipment (particularly transformers and switchgear), and the geographic concentration of data center construction activity in a limited number of markets. The failure to complete projects on schedule can result in liquidated damages and reputational harm.

Data Center Cooling and Thermal Management Industry Risk (applicable to the Corgi AI Data Center Cooling ETF). The Fund concentrates its investments in companies operating in the data center cooling and thermal management industry. This industry is experiencing rapid growth as AI rack power densities continue to increase substantially, making traditional air cooling physically insufficient. However, the industry faces significant technology standard uncertainty, as the market has not yet converged on a dominant cooling architecture (direct liquid cooling, rear-door heat exchangers, or immersion cooling). The liquid cooling market is projected to grow significantly, but rapid growth may attract new entrants and intensify competition. Companies in this industry face risks from hyperscaler insourcing (large cloud providers developing proprietary cooling solutions), changing rack density requirements, and the possibility that alternative cooling technologies may emerge.

Data Storage Industry Risk (applicable to the Corgi AI Data Storage ETF). The Fund concentrates its investments in companies operating in the data storage industry. This industry is characterized by intense price competition, cyclical demand patterns tied to enterprise and hyperscaler capital expenditure cycles, rapid technological change (including transitions between storage media types and interface standards), and significant customer concentration. Flash memory pricing is highly volatile, with periods of oversupply leading to steep price declines that compress margins for SSD and storage array manufacturers. The HDD segment faces secular decline risk as SSDs capture an increasing share of enterprise storage, partially offset by growing demand for high-capacity drives in AI data lake applications. Competition from hyperscaler in-house storage solutions and storage-as-a-service commoditization may reduce demand for third-party storage systems.

Design Win Concentration Risk (applicable to the Corgi 800VDC Power ETF). Several companies in the Fund’s portfolio are dependent on securing design wins with a small number of hyperscale data center operators and AI chip designers . The customer qualification cycle for power semiconductor components means that design wins are locked in well before volume production begins. Companies that fail to secure design wins in the current qualification cycle may be excluded from volume production for years. Conversely, a single design win with a major customer can transform a company’s revenue trajectory. This binary dynamic creates elevated stock price volatility around qualification milestones.

Diversified Conglomerate Risk (applicable to the Corgi AI Connectors & Interconnect ETF, Corgi AI Infrastructure Outliers ETF, and Corgi Water Technology ETF). Many of the world’s largest connector companies are highly diversified, with data center and AI-related connectors representing only a portion of their total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk and wider bid-ask spreads.

Dual End-Market Risk (applicable to the Corgi Power Semiconductor ETF). Many companies in the Fund’s portfolio serve both the AI data center and electric vehicle end markets. A downturn in either market,such as a slowdown in EV adoption, reduced hyperscaler capital expenditure, or a recession affecting both sectors,could adversely affect a broad portion of the Fund’s portfolio simultaneously.

Electronic Connectors and Interconnect Industry Risk (applicable to the Corgi AI Connectors & Interconnect ETF). The Fund concentrates its investments in companies operating in the electronic connectors and interconnect industry, with a focus on components used in AI servers and data center equipment. This industry is characterized by high engineering barriers to entry for next-generation high-speed connectors, but also faces commoditization pressure at lower data rates. Many leading connector companies are large, diversified conglomerates for which data center connectors represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in this industry are subject to risks from customer concentration in a small number of hyperscale data center operators and server OEMs, pricing pressure from high-volume customers, and the risk that connector specifications may change with each new GPU platform generation.

Fab Construction Execution Risk (applicable to the Corgi Semiconductor Foundry & Capex Cycle ETF). Leading-edge semiconductor fabs are among the most complex construction projects in the world, requiring significant capital investment and multi-year construction timelines. Construction delays, cost overruns, labor shortages, supply chain disruptions for specialty construction materials, and permitting challenges can delay fab completion and, consequently, delay equipment installation and consumable ramp. The Fund’s portfolio companies may experience revenue timing uncertainty as a result of construction-related delays.

Flash Pricing Cyclicality Risk (applicable to the Corgi AI Data Storage ETF). NAND flash memory pricing is highly cyclical, driven by the balance between global NAND production capacity and demand. Periods of oversupply can lead to steep price declines that compress margins for SSD manufacturers and storage array companies that purchase NAND as a key input. Conversely, periods of shortage can increase costs for companies that do not manufacture their own NAND.

Financial Exchanges and Ratings Industry Risk (applicable to the Corgi Ratings & Exchanges ETF). Financial exchanges, credit rating agencies, and data providers benefit from regulatory barriers, network effects, and high switching costs. However, they face risks from regulatory changes, declining trading volumes during low volatility, disintermediation from alternative platforms, and fee compression.

Foreign Market Access and Settlement Risk (applicable to the Corgi Ex-US AI Enablers ETF). The Fund invests on exchanges across Asia and Europe with different trading hours, settlement conventions (T+1, T+2, T+3 depending on market), custody arrangements, and holiday schedules. Some markets may restrict foreign ownership, impose capital controls, or have less developed market infrastructure. Settlement failures, custody disruptions, or trading suspensions on any of these exchanges could prevent the Fund from executing trades, repatriating capital, or accurately valuing its holdings. The Fund’s NAV calculation may be affected by the fact that certain foreign exchanges may be closed on days when the Fund calculates its NAV, meaning that the most recent closing prices on those exchanges may not reflect current market conditions. The Fund and its custodian must maintain relationships with sub-custodians in each jurisdiction, and the failure or insolvency of a sub-custodian could result in the loss of Fund assets.

Foundry Competition and Prisoner’s Dilemma Risk (applicable to the Corgi Semiconductor Foundry & Capex Cycle ETF). The Fund’s thesis depends in part on the competitive dynamics among the major foundries, in which each foundry is incentivized to invest aggressively in capacity regardless of the others' actions. If this competitive dynamic changes, for example, if a major foundry exits or significantly scales back its ambitions, or if geopolitical events reduce competitive pressure , the intensity of the capex cycle could diminish, reducing demand for equipment, construction, and materials.

Geopolitical and Export Control Risk (applicable to the Corgi AI Bottlenecks ETF and Corgi Semiconductor Foundry & Capex Cycle ETF). The AI data center supply chain is globally distributed and subject to significant geopolitical risk. Key supply chain nodes are concentrated in Taiwan (semiconductor fabrication and packaging), South Korea (memory), Japan (materials and equipment), China (rare earths and certain materials), and the Netherlands (lithography). U.S. export controls on semiconductor technology, Chinese export restrictions on critical minerals, and the risk of military conflict in the Taiwan Strait could each independently disrupt significant portions of the AI supply chain and the Fund’s portfolio.

Glass Cloth and Laminate Supply Concentration Risk (applicable to the Corgi Circuit Board ETF). The woven glass cloth used in copper clad laminates is manufactured by a small number of companies, with a small number of producers controlling a share of the high-end segment required for AI server PCBs. Ultra-thin, low-dielectric-constant glass cloth is capacity-constrained, and supply shortages could create bottlenecks throughout the PCB supply chain.

Global Ex-US AI Infrastructure Risk (applicable to the Corgi Ex-US AI Enablers ETF). The Fund invests exclusively in non-U.S. companies across the AI and semiconductor supply chain. The Fund is exposed to risks across multiple regions simultaneously, including geopolitical tensions, currency fluctuations across multiple currencies , varying regulatory regimes, and different corporate governance standards. Unlike U.S.-listed semiconductor ETFs that hold ADRs of select foreign companies, this Fund invests directly in securities on foreign exchanges, which involves additional settlement, custody, market hours, and liquidity risks. The Fund’s diversification across multiple countries and regions provides some insulation against single-country risks, but a broad global trade war or recession affecting all non-U.S. markets simultaneously would adversely affect substantially all portfolio companies.

GPU Cloud and AI Compute Infrastructure Industry Risk (applicable to the Corgi Neocloud ETF). The Fund concentrates its investments in companies operating in the emerging GPU cloud and AI compute infrastructure industry. This industry is characterized by extreme capital intensity (with individual companies deploying tens of billions of dollars in GPU infrastructure), dependence on GPU supply from a small number of chip vendors, competition from hyperscale cloud providers  that may offer competing GPU cloud services, and the risk that many neocloud companies are pre-profit or early-stage with limited operating histories. The industry’s economics depend on sustained demand for AI compute at prices sufficient to cover the high fixed costs of GPU infrastructure. A decline in AI compute demand, an oversupply of GPU capacity, or a significant reduction in GPU cloud pricing could materially and adversely affect the revenues, profitability, and stock prices of the Fund’s portfolio companies.

Grid and Electrification Industry Risk (applicable to the Corgi Grid & Electrification ETF). The Fund concentrates its investments in companies operating in the electrical grid hardware and infrastructure industry. This industry is subject to a multi-year capital expenditure cycle dependent on utility spending, regulatory approvals, and government policy (including the U.S. Inflation Reduction Act and the EU Green Deal). Extended transformer lead times create near-term revenue visibility but also mean capacity additions are slow. The supply chain for grain-oriented electrical steel (GOES) and copper is constrained, creating input cost risk. Permitting delays for transmission lines can extend project timelines by years. Companies in this industry face risks from changes in energy policy (including IRA repeal risk), tariff impacts on imported equipment, interest rate sensitivity (as utility capital expenditure is often financed with long-term debt), and the potential for cyclical downturns if the current electrification super-cycle moderates. Demand for grid and electrification equipment is concentrated among a small number of large buyers, and the Fund's portfolio companies may be disproportionately affected by changes in the capital expenditure plans of these buyers.

Grid Interconnection Queue Risk (applicable to the Corgi AI Power & Grid Infrastructure ETF). Data center developers face grid interconnection queues that can extend several years. If interconnection delays persist or worsen, they may limit the total addressable market for the Fund’s portfolio companies by slowing the pace of new data center construction and power infrastructure deployment. Conversely, if queue processing accelerates, it could trigger a surge in demand that exceeds supply capacity for transformers, switchgear, and other long-lead-time equipment.

HDD Secular Decline Risk (applicable to the Corgi AI Data Storage ETF). Hard disk drives face long-term secular decline risk as solid-state storage captures an increasing share of enterprise and data center storage. While AI data lake demand has partially offset this trend by driving demand for high-capacity HDDs, there is no assurance that AI-related demand will fully compensate for the broader decline in HDD unit volumes.

Humanoid Robotics Timeline Risk (applicable to the Corgi Robotics Enablers ETF). A significant portion of the growth thesis for robotic components depends on the development and commercial deployment of humanoid robots. If humanoid deployment timelines extend significantly beyond current market expectations, or if humanoid robot designs evolve to use non-traditional component architectures (e.g., direct-drive motors instead of geared reducers, or proprietary actuators instead of off-the-shelf components), demand for precision components may grow more slowly than anticipated. The Fund’s portfolio companies may experience reduced growth rates and lower valuations if the humanoid robotics timeline disappointments lead to a broader re-rating of the robotics component sector.

Hybrid Bonding and Advanced Packaging Equipment Risk (applicable to the Corgi Specialty Semiconductor Equipment ETF). Hybrid bonding is an emerging technology enabling direct copper-to-copper die interconnection. Equipment for hybrid bonding is in early volume deployment, with uncertainty about adoption pace, competing approaches, and which vendors will win design selections at major foundries and OSATs.

Inventory Cycle and Pricing Volatility Risk (applicable to the Corgi Capacitor ETF). Passive component pricing is highly cyclical and driven by inventory dynamics. During shortages, double-ordering artificially inflates demand and prices. When supply normalizes, destocking can trigger r apid and substantial price declines. The Fund's portfolio companies' revenues and margins are directly exposed to these inventory cycles.

Hyperscaler Capital Expenditure Dependency Risk (applicable to the Corgi AI Bottlenecks ETF). The AI data center supply chain is heavily dependent on capital expenditure decisions by a small number of hyperscale cloud providers. A reduction in capital expenditure by one or more of these hyperscalers, whether due to competitive dynamics, regulatory pressure, financial constraints, or strategic shifts, could have cascading effects across the Fund’s entire portfolio.

Hyperscaler Competition Risk (applicable to the Corgi Neocloud ETF). Major hyperscale cloud providers each operate massive GPU cloud platforms and may compete directly with neocloud providers for AI compute customers. Hyperscalers have significantly greater financial resources, customer relationships, and GPU procurement scale. If hyperscalers aggressively price GPU cloud services or bundle AI compute with other cloud services, neocloud providers may face margin compression or customer losses.

Hyperscaler In-House Storage Risk (applicable to the Corgi AI Data Storage ETF). Hyperscale cloud providers increasingly design and procure custom storage solutions, including custom-designed SSDs and storage software, reducing their dependence on third-party storage vendors. If this trend accelerates, the Fund’s portfolio companies that sell storage systems to hyperscalers may experience reduced demand.

Hyperscaler Insourcing Risk (applicable to the Corgi AI Data Center Cooling ETF). Hyperscale cloud providers have the engineering capabilities and financial resources to develop proprietary cooling solutions in-house. If hyperscalers increasingly insource their cooling infrastructure rather than purchasing from third-party vendors, the addressable market for the Fund’s portfolio companies could be materially reduced.

Laser Source Chokepoint Risk (applicable to the Corgi Co-Packaged Optics ETF). Continuous-wave (CW) lasers for CPO are manufactured by very few companies globally. These lasers must meet exacting specifications for wavelength stability, output power, and reliability at the elevated temperatures found inside switch and GPU packages. Supply constraints in CW lasers could limit the pace of CPO deployment across the industry. Conversely, the small number of qualified CW laser suppliers may benefit from pricing power and allocation priority. If alternative laser technologies emerge or if CPO architectures evolve to reduce laser requirements, existing laser suppliers’ competitive positions could be adversely affected.

LiDAR and Sensor Technology Risk (applicable to the Corgi Autonomous Vehicle ETF and Corgi Sensing & Perception ETF). The autonomous vehicle industry has not converged on a single sensor architecture. Camera-only approaches may prove sufficient, which could materially reduce demand for LiDAR. LiDAR companies also face risks from rapid price erosion, commoditization, and entry of well-funded competitors from adjacent industries.

Legacy Equipment Displacement Risk (applicable to the Corgi 800VDC Power ETF). The 800VDC transition progressively displaces legacy AC power equipment, including central low-voltage UPS systems, AC switchboards and AC power distribution units, and low-voltage transformers. To the extent the Fund holds companies that also manufacture legacy AC equipment, these companies may experience offsetting revenue declines in their legacy product lines even as their 800VDC product lines grow.

Line of Business Risk (applicable to the Corgi Memory ETF). Some of the companies in the Fund’s portfolio may derive a portion of their revenues or profits from business lines other than the development or manufacturing of semiconductor memory products. These non-memory business lines may be subject to different competitive dynamics, regulatory environments, and market conditions than the memory business, and poor performance in these non-memory segments could adversely affect the overall financial performance and stock price of the portfolio company, even if the company’s memory business performs well. Conversely, a company’s eligibility for inclusion in the Fund’s portfolio is based on the Adviser’s determination that at least 50% of the company’s revenues or profits are attributable to memory products; if a company’s non-memory revenue grows relative to its memory revenue, the company may no longer qualify as a Memory Company, which could require the Fund to sell the position at a potentially inopportune time.

Long Development Timeline Risk (applicable to the Corgi Rare Earths & Critical Minerals ETF). New rare earth and critical minerals mining projects typically require lengthy periods from discovery to commercial production, including extensive environmental review, permitting, and construction. Companies developing new mines face significant execution risk, capital requirements, and the possibility that the project may not reach production. The Fund’s portfolio may include companies in the development or pre-production stage that have limited or no revenue from mining operations.

Manufacturing Yield and Defect Risk (applicable to the Corgi Power Semiconductor ETF). Wide-bandgap semiconductor manufacturing, particularly SiC crystal growth and GaN-on-SiC epitaxy, involves complex processes with historically lower manufacturing yields compared to traditional silicon. Yield and defect challenges may result in higher costs, production delays, or product failures for companies in the Fund’s portfolio.

Memory Companies Risk (applicable to the Corgi Memory ETF). The Fund invests in Memory Companies, which are companies that derive at least 50% of their revenues or profits from the development or manufacturing of semiconductor memory products, including HBM, DRAM, NAND flash, NOR flash, HDDs, and specialty and embedded memory. Memory Companies are subject to a number of significant risks, including: the semiconductor memory industry is highly cyclical, with periods of oversupply that can lead to sharp declines in memory product pricing and profitability; HBM and advanced DRAM technologies involve complex manufacturing processes, including high-bandwidth memory stacking using through-silicon vias (TSVs) and advanced packaging, which are subject to yield and integration challenges; supply chain disruptions, including shortages of raw materials, substrates, advanced packaging capacity, and manufacturing equipment, may limit production and increase costs; memory product pricing is highly volatile and influenced by supply-demand dynamics, inventory cycles, and the capital expenditure decisions of a small number of large customers (including hyperscale data center operators and consumer electronics manufacturers); U.S. and foreign government export controls, tariffs, and trade restrictions may limit the ability of Memory Companies to sell products in certain markets or access critical manufacturing equipment and technology; intellectual property risks, including the cost of defending and enforcing patents in a highly litigious industry, may materially affect profitability; and rapid technological change may render existing memory technologies obsolete. The semiconductor memory industry is highly concentrated, and competitive dynamics among the leading producers can result in aggressive pricing, margin compression, and periods of industry-wide losses. An investment in the Fund may be more volatile than an investment in a diversified fund.

Memory Pricing Cyclicality Risk (applicable to the Corgi AI Memory Buildout ETF). Memory chip prices are highly volatile and subject to boom-bust cycles that can result in significant price swings within a single year. The Fund’s portfolio companies’ revenues, margins, and stock prices are directly correlated with memory pricing cycles. Even in an AI-driven demand environment, memory prices may decline if supply additions outpace demand growth.

Memory Semiconductor Industry Risk (applicable to the Corgi AI Memory Buildout ETF). The Fund concentrates its investments in companies operating in the memory semiconductor industry. This industry is historically one of the most cyclical segments of the semiconductor market, characterized by boom-bust cycles driven by supply-demand imbalances. The global DRAM market is highly concentrated. The Fund's performance is heavily dependent on the financial performance and capital allocation decisions of a small number of issuers. Memory pricing is highly volatile and can decline sharply during periods of oversupply, even when underlying demand trends remain positive. The NAND flash market faces additional risk from chronic oversupply and aggressive capacity additions by multiple manufacturers.

Municipal and Government Budget Dependency Risk (applicable to the Corgi Water Technology ETF). A significant portion of water infrastructure spending is funded by municipal governments, state agencies, and federal programs. Reductions in government infrastructure budgets, delays in appropriations, changes in grant programs, or shifts in political priorities away from water infrastructure could reduce demand for the Fund’s portfolio companies’ products and services. Water infrastructure projects typically involve long procurement cycles, and budget constraints may lead to project deferrals or cancellations.

Micro-Capitalization Company Risk (applicable to the Corgi 800VDC Power ETF). The Fund may invest a significant portion of its assets in micro-capitalization companies (companies with market capitalizations below $300 million). Micro-cap securities are subject to greater volatility, lower trading liquidity, wider bid-ask spreads, and less publicly available information than larger-cap securities. These companies may have limited financial resources, limited product diversification, and greater vulnerability to competitive and economic pressures. The Fund’s transactions in micro-cap securities may have a disproportionate impact on the market price of those securities.

Modality Risk (applicable to the Corgi Sensing & Perception ETF). The perception industry faces an ongoing debate about optimal sensor modalities for autonomous systems. Camera-only approaches compete against sensor-fusion approaches that combine cameras with LiDAR and radar. A decisive industry shift toward one modality (e.g., camera-only autonomous driving gaining dominance) could adversely affect companies focused on alternative modalities such as LiDAR. Conversely, a shift toward LiDAR-centric approaches could disadvantage camera-focused companies. The Fund’s diversification across modalities mitigates but does not eliminate this risk.

Multi-Currency Risk (applicable to the Corgi Ex-US AI Enablers ETF). The Fund may hold securities denominated in multiple foreign currencies. Currency movements can significantly amplify or dampen returns independent of underlying equity performance. A Fund holding that appreciates in local currency terms may generate a negative return in U.S. dollar terms if the local currency depreciates against the U.S. dollar by a greater amount. The Fund is not required to hedge its currency exposure. As a result, the Fund's returns may reflect both the performance of the underlying equities and the effect of movements in foreign currencies against the U.S. dollar.

Multi-Theme Concentration Risk (applicable to the Corgi AI Bottlenecks ETF). While the Fund invests across 15 chokepoint themes, many of these themes are correlated because they are all driven by the same underlying demand factor: AI data center capital expenditure. A downturn in this single demand driver could simultaneously affect companies across all themes, reducing the diversification benefit that the multi-theme structure might otherwise provide.

NAND Oversupply Risk (applicable to the Corgi AI Memory Buildout ETF). The NAND flash market has historically been prone to oversupply, with multiple manufacturers aggressively adding capacity. While enterprise SSD demand is growing, the NAND market may experience periods of oversupply that depress pricing and margins across the industry, including for companies in the Fund’s portfolio.

Neocloud and Pre-Profit Company Risk (applicable to the Corgi AI Bottlenecks ETF). The Fund may invest in neocloud and GPU-as-a-service companies that are in the early stages of building their businesses and may not yet be profitable. These companies are highly capital-intensive, dependent on GPU supply from the dominant GPU vendor and other chip vendors, and subject to competitive pressure from hyperscale cloud providers that may offer competing GPU cloud services. Neocloud companies may face challenges in achieving sustainable unit economics.

Oil and Gas Industry Risk (applicable to the Corgi Munificent 7 ETF). The Munificent Seven Companies derive substantially all of their revenues from the exploration, production, refining, transportation, and marketing of crude oil, natural gas, LNG, and related products. The prices of crude oil and natural gas are highly volatile and are affected by numerous factors beyond the control of any single company, including global supply and demand dynamics, OPEC+ production decisions, geopolitical events, sanctions and trade policy, weather events, technological change (including the energy transition to renewables and electric vehicles), government regulation of drilling and emissions, changes in tax policy, and the availability and cost of capital. Sustained periods of low commodity prices could materially reduce the revenues, cash flows, and profitability of the Munificent Seven Companies and could result in significant declines in the market value of their securities.

Semiconductor Materials Supply Chain Concentration Risk (applicable to the Corgi Semiconductor Substrates & Materials ETF). Several categories of semiconductor materials are supplied by a limited number of manufacturers. Supply concentration across multiple material categories means that disruption at a single supplier can affect the broader semiconductor supply chain. While this concentration creates pricing power and barriers to entry that may benefit incumbent suppliers, it also means that disruptive technologies, loss of key customers, or regulatory changes could have an outsized impact on individual portfolio companies.

Industry Concentration Disruption Risk (applicable to the Corgi Semiconductor Design & IP ETF). The EDA industry is highly concentrated, providing significant pricing power and competitive moats for incumbent companies. However, this concentration also means the Fund is exposed to regulatory risk (antitrust scrutiny, particularly following large-scale acquisitions), the risk of AI-driven disruption (large language models and generative AI could automate portions of the chip design workflow currently performed by EDA tools), and the risk that open-source EDA initiatives could commoditize certain tool categories.

Passive Electronic Components Industry Risk (applicable to the Corgi Capacitor ETF). The passive components industry is characterized by extreme price cyclicality, with MLCC prices historically experiencing significant swings within a single cycle. The industry is highly concentrated. Companies face risks from rapid shifts in end-market demand, inventory cycle volatility, and the capital intensity of expanding high-end production capacity.

Printed Circuit Board and Materials Industry Risk (applicable to the Corgi Circuit Board ETF). The PCB and materials industry is characterized by intense price competition in standard-grade boards, significant capital intensity for high-layer-count production, and sensitivity to electronics manufacturing volumes. The transition to AI server PCBs requiring high layer counts with ultra-thin glass cloth and low-loss laminates is creating a bifurcated market. Companies that fail to invest in advanced capabilities may lose market share in the high-growth AI segment.

PFAS and Emerging Contaminant Remediation Risk (applicable to the Corgi Water Technology ETF). The Fund may invest in companies deriving revenue from PFAS (per- and polyfluoroalkyl substances) and other emerging contaminant remediation. The regulatory framework for PFAS remediation is evolving, and the scope, timing, and stringency of cleanup requirements remain uncertain. If regulations are weakened, delayed, or implemented more slowly than anticipated, demand for PFAS remediation technologies may be lower than expected.

Qualification Cycle and Sole-Source Risk (applicable to the Corgi Semiconductor Process Materials ETF). Semiconductor process materials must undergo rigorous qualification by chip manufacturers before production use. Qualification cycles typically take 12 to 24 months, creating significant barriers to entry and switching. Many process materials are supplied by one or very few qualified vendors . While concentration benefits incumbents through pricing power and lock-in, loss of a key qualification, contamination events, or manufacturing disruptions could result in rapid and permanent loss of market share.

Optical Interconnect and Photonics Industry Risk (applicable to the Corgi AI Photonics ETF). The Fund concentrates its investments in companies operating in the optical interconnect and photonics industry. This industry is experiencing rapid growth driven by AI data center bandwidth requirements, but faces significant risks including technology standard uncertainty (pluggable vs. co-packaged optics), rapid price erosion on transceiver modules, dependence on a small number of hyperscale customers, and supply chain constraints in critical upstream materials (particularly InP substrates and EML laser chips). The transition from copper to optical interconnects at the rack level is not guaranteed to proceed at the pace anticipated by the market, and the timing of CPO adoption remains uncertain.

Phase Transition Timing Risk (applicable to the Corgi 800VDC Power ETF). The transition to 800VDC rack-level power delivery in artificial intelligence data centers is expected to proceed in multiple phases, with different component categories, subsystems, and technologies gaining or losing commercial relevance at each phase. Companies that benefit from early adoption phases, such as vendors of interim power conversion or sidecar subsystems, may see declining demand as the architecture matures toward more integrated solutions, including centralized rectifiers, solid-state transformers, and native DC power generation systems. Because the Fund's portfolio must be actively managed to reflect these phase transitions, the Fund's performance depends in part on the Adviser's ability to correctly assess the pace and sequencing of this transition. If the transition stalls at an early phase, companies positioned for later-stage architectures may not achieve the anticipated revenue growth. Conversely, if the transition accelerates beyond the Adviser's expectations, early-phase holdings may lose commercial relevance sooner than expected, potentially before the Adviser repositions the Fund's portfolio.

Platform Transition Risk (applicable to the Corgi AI Connectors & Interconnect ETF). Connector specifications are closely tied to GPU and server platform designs. Each new GPU generation may require redesigned connectors, creating both opportunity and risk. Companies that fail to secure design wins on next-generation platforms may lose market share for the duration of that platform cycle.

Power Semiconductor and Electrical Infrastructure Industry Risk (applicable to the Corgi AI Power & Grid Infrastructure ETF). The Fund concentrates its investments in companies operating in the power semiconductor and electrical infrastructure industry. This industry is experiencing unprecedented demand driven by AI data center construction, but faces significant structural constraints. Grid interconnection queues have grown significantly, and transformer lead times have extended substantially, creating  bottlenecks that may limit the pace of data center buildout. The industry is capital-intensive, subject to long project cycles, and dependent on regulatory approvals and utility cooperation. Companies face risks from changing power architecture standards (including the transition to 800VDC distribution), competition between SiC and GaN technologies, and potential changes in energy policy or environmental regulations that could affect data center power requirements.

Power Semiconductor and Wide-Bandgap Technology Risk (applicable to the Corgi Power Semiconductor ETF). The Fund concentrates its investments in companies operating in the power semiconductor industry with a focus on wide-bandgap technologies (SiC and GaN). This industry is characterized by high capital intensity, long product development and qualification cycles, evolving technical standards, and dependence on end-market adoption of higher-voltage architectures. Wide-bandgap semiconductors are relatively newer technologies compared to traditional silicon-based power devices, and their adoption depends on cost competitiveness, manufacturing yield improvements, and qualification by end customers. Companies in this industry face risks from slower-than-expected adoption of 800V architectures in data centers and electric vehicles, competition from incumbent silicon technologies, manufacturing defect rates in SiC and GaN devices, and dependence on limited substrate supply. Changes in government subsidies, trade policies, or environmental regulations could also materially affect demand for power semiconductor products.

Pre-Revenue and Development-Stage Company Risk (applicable to the Corgi 800VDC Power ETF and Corgi Autonomous Vehicle ETF). The Fund may invest a significant portion of its assets in pre-revenue or development-stage companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue companies are subject to a high degree of uncertainty, including the risk that their products may not achieve market acceptance, may fail to meet performance specifications, or may be superseded by competing technologies. Many pre-revenue companies are dependent on a small number of potential customers (in some cases, a single hyperscaler or chip designer) for their commercial prospects. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies.

Price Volatility Risk (applicable to the Corgi Rare Earths & Critical Minerals ETF). Rare earth and critical mineral prices are highly volatile, influenced by Chinese production and export policies, global demand fluctuations, speculative activity, and strategic stockpiling by governments. Price declines can render mining operations uneconomic, while price spikes may accelerate substitution efforts by end users.

Project Execution and Concentration Risk (applicable to the Corgi Data Center Construction ETF). Data center construction projects are large, complex, and involve significant execution risk. Cost overruns, schedule delays, design defects, or safety incidents on a single large project can materially affect a contractor’s financial results and reputation. The Fund’s portfolio companies may have significant revenue concentration in a small number of large projects or customers.

Qualification Cycle Risk (applicable to the Corgi Semiconductor Substrates & Materials ETF). Semiconductor manufacturers require materials suppliers to undergo rigorous qualification processes before their products can be used in production. These qualification cycles can be extended and represent significant barriers to both entry and switching. However, this also means that companies that fail to qualify for next-generation process nodes (such as the transition from deep ultraviolet to extreme ultraviolet lithography) may lose market share rapidly and permanently.

Rapid Market Growth and New Entrant Risk (applicable to the Corgi AI Data Center Cooling ETF). The data center liquid cooling market is projected to grow substantially. This rapid growth may attract significant new entrants, including established industrial cooling companies and well-funded startups, intensifying competition and potentially compressing margins for the Fund’s portfolio companies.

Rare Earth Elements and Critical Minerals Industry Risk (applicable to the Corgi Rare Earths & Critical Minerals ETF). The Fund concentrates its investments in companies operating in the rare earth elements and critical minerals industry. This industry is characterized by extreme geographic concentration of supply, significant price volatility driven by Chinese supply management and export controls, long mine development timelines, environmental and permitting challenges, and the risk that substitution or materials efficiency improvements may reduce demand for specific minerals. Chinese export restrictions on critical minerals, including gallium, germanium, and antimony, have demonstrated the geopolitical vulnerability of critical minerals supply chains.

Regulatory and AI Governance Risk (applicable to the Corgi Large Language Model ETF). The regulatory landscape for artificial intelligence is rapidly evolving across multiple jurisdictions, including the European Union (EU AI Act), the United States, China, and other markets. New or proposed regulations may impose requirements on AI model transparency, safety testing, data usage, content moderation, and liability for AI-generated outputs. Compliance with these regulations may increase operating costs, limit product functionality, or restrict the markets in which LLM companies can operate. Regulatory uncertainty may also deter investment in the sector and create competitive advantages for incumbents with greater compliance resources.

Robotics Components Industry Risk (applicable to the Corgi Robotics Enablers ETF). The Fund concentrates its investments in companies operating in the robotics components industry. This industry is characterized by long customer qualification cycles, dependence on the pace of factory automation capital expenditure, significant geographic concentration in Japan and Europe, and cyclicality tied to global industrial production. The precision robot reducer market is highly concentrated, creating both pricing power for incumbents and incentives for customers to qualify alternative suppliers. Companies in this industry face risks from slower-than-expected adoption of humanoid and collaborative robotics, competition from vertically integrated robot manufacturers developing in-house components, and shifts in end-market demand (e.g., a slowdown in factory automation or automotive production).

Semiconductor Companies Risk (applicable to the Corgi Memory ETF). The Fund invests in companies in the semiconductor industry, which is characterized by rapid technological change, short product life cycles, intense competition, significant research and development costs, and cyclical market patterns. Semiconductor companies may face risks including: rapid obsolescence of products and technologies; significant capital expenditure requirements for fabrication facilities; dependence on a limited number of customers; sensitivity to changes in demand from end-market applications (such as data centers, smartphones, personal computers, and automotive); vulnerability to global supply chain disruptions; changes in government regulation, including export controls, tariffs, and subsidies; and the risk that products may fail to achieve market acceptance. The semiconductor industry has historically experienced significant downturns, often in connection with, or in anticipation of, declines in general economic conditions. During such downturns, there can be decreases in demand, excess inventory, and accelerated erosion of average selling prices, any of which could materially adversely affect the Fund’s portfolio companies.

Semiconductor Design Tools and IP Industry Risk (applicable to the Corgi Semiconductor Design & IP ETF). The Fund concentrates its investments in companies that develop electronic design automation software, semiconductor intellectual property, and related design infrastructure. This industry is characterized by concentrated market structure, high barriers to entry (deep foundry certification pipelines, decades of accumulated design rule knowledge, and significant R&D investment requirements), and long customer relationships (EDA contracts are typically multi-year). While these characteristics generally benefit incumbents, the Fund faces risks including: potential disruption from AI-driven design automation tools that could commoditize certain EDA functions; customer consolidation (as semiconductor companies merge, the number of potential EDA customers decreases); dependence on continued semiconductor design complexity growth (if chip design becomes simpler due to architectural changes, demand for design tools could moderate); and the risk that open-source EDA alternatives (such as OpenROAD) or emerging competitors could erode market share.

Semiconductor Cyclicality Risk (applicable to the Corgi Semiconductor Process Materials ETF). Semiconductor process materials are consumables consumed during fabrication. Demand is directly correlated with semiconductor manufacturing volumes and fab capacity utilization rates. During industry downturns, fab utilization declines and materials consumption falls correspondingly, leading to revenue and earnings declines for portfolio companies. The semiconductor industry is historically one of the most cyclical segments of the global economy.

Semiconductor Process Materials Industry Risk (applicable to the Corgi Semiconductor Process Materials ETF). The Fund concentrates in companies that manufacture and supply process-critical chemicals, gases, and materials for semiconductor fabrication. This industry is characterized by extremely high purity requirements (often parts-per-trillion), long customer qualification cycles, concentrated market structures, and significant sensitivity to manufacturing volumes.

Specialty Semiconductor Equipment Industry Risk (applicable to the Corgi Specialty Semiconductor Equipment ETF). The specialty semiconductor equipment industry is characterized by long development cycles, dependence on a small number of fab operators and equipment integrators, and extreme sensitivity to capex cycles. Many companies occupy leading positions in their respective niches, providing pricing power but creating customer concentration risk.

Smartphone and Consumer Electronics Dependency Risk (applicable to the Corgi Edge AI Chip ETF). A significant portion of edge AI chip demand is driven by the smartphone market, which is mature and subject to cyclical replacement cycles. If smartphone unit growth slows, if consumers do not perceive on-device AI features as compelling reasons to upgrade, or if device manufacturers reduce the premium paid for AI-capable chips, portfolio companies may experience reduced demand and margin compression.

Semiconductor Foundry and Capex Cycle Risk (applicable to the Corgi Semiconductor Foundry & Capex Cycle ETF). The Fund concentrates its investments in companies whose revenues are directly tied to the semiconductor capital expenditure cycle. The semiconductor industry is highly cyclical, and capital expenditure by foundries and IDMs has historically experienced significant boom-and-bust cycles. During capex up-cycles, equipment and materials companies experience strong demand, pricing power, and margin expansion; during down-cycles, order cancellations, inventory destocking, and price compression can lead to sharp revenue and earnings declines. The current capex cycle, in which multiple major foundries are expanding simultaneously, represents an unusually strong up-cycle. However, there is no guarantee that this cycle will persist. A reduction in end-market demand for semiconductors, a slowdown in AI-related capital expenditure, a decision by one or more major foundries to reduce or delay expansion plans, or a macroeconomic recession could trigger a capex down-cycle that would adversely affect substantially all of the Fund’s portfolio companies simultaneously. The Fund’s performance is also dependent on the continued competitive dynamics among the major foundries; if one foundry achieves  decisive competitive dominance and the others curtail expansion, the intensity of the capex cycle could diminish.

Semiconductor Materials and Substrates Industry Risk (applicable to the Corgi Semiconductor Substrates & Materials ETF). The Fund concentrates its investments in companies operating in the semiconductor materials and substrates industry. This industry is characterized by high barriers to entry, long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry are subject to risks from fluctuations in semiconductor fabrication capacity utilization, technological changes that may reduce demand for specific materials, environmental and safety regulations governing chemical manufacturing, and supply chain disruptions. Many semiconductor materials companies are domiciled in Japan, South Korea, or Germany, adding foreign investment risk. The failure of a single materials supplier can create industry-wide bottlenecks due to the limited number of qualified suppliers for certain process-critical materials.

Semiconductor Packaging and HBM Industry Risk (applicable to the Corgi HBM ETF). The Fund concentrates its investments in companies operating in the semiconductor packaging and HBM industry. This industry is characterized by extreme capacity constraints, with extended CoWoS packaging lead times, high capital intensity, dependence on a small number of large semiconductor customers (particularly AI chip designers and hyperscale data center operators), and significant geographic concentration in Taiwan and South Korea. Global CoWoS advanced packaging capacity is highly concentrated, creating supply concentration risk for the AI chip ecosystem. The industry is subject to rapid technological change, with new packaging architectures (such as hybrid bonding and chiplet-based designs) potentially disrupting existing competitive positions.

Semiconductor Packaging and OSAT Industry Risk (applicable to the Corgi Advanced Packaging ETF). The Fund concentrates its investments in companies operating in the semiconductor packaging and OSAT industry. This industry is characterized by high capital intensity, long lead times for capacity expansion, dependence on a small number of large semiconductor customers (particularly hyperscale data center operators and AI chip designers), rapid technological change, and significant exposure to geopolitical risk (as a substantial portion of global advanced packaging capacity is located in Taiwan, South Korea, and China). Companies in this industry are subject to cyclical demand patterns, pricing pressure from customers, intense competition for advanced technology nodes, and the risk that technological shifts (such as changes in packaging architectures) may render existing capabilities less competitive. The failure or disruption of a key packaging facility could materially affect multiple end-market customers and the Fund’s portfolio companies.

Sensor and Perception Technology Risk (applicable to the Corgi Sensing & Perception ETF). The Fund concentrates its investments in companies operating in the sensor and perception technology industry. This industry is characterized by rapid technological change (including modality shifts such as the ongoing debate between LiDAR-based and camera-only perception systems), dependence on the pace of autonomous vehicle and ADAS adoption, LiDAR company viability risk (multiple LiDAR pure-plays have faced severe stock price declines, Nasdaq delisting notices, and bankruptcy), consumer electronics cyclicality, and competition from vertically integrated players. The sensor market encompasses multiple modalities (optical, radar, LiDAR, MEMS, magnetic), and a decisive industry shift toward one modality could adversely affect companies focused on alternative modalities. Companies in this industry are subject to pricing pressure from large automotive and consumer electronics customers, rapid product obsolescence, and the risk that end-market adoption of advanced sensing (particularly in autonomous vehicles) proceeds more slowly than anticipated.

SiC Crystal Growth Yield Risk (applicable to the Corgi Substrates Pure Play ETF). Silicon carbide crystal growth is a technically challenging process with historically lower yields compared to silicon crystal growth. Defect rates in SiC boules remain a significant manufacturing challenge, and yield improvements have been slower than anticipated. Companies that fail to improve SiC crystal growth yields may face cost disadvantages relative to competitors and may be unable to meet growing demand for SiC substrates.

Single-Source and Sole-Supplier Risk (applicable to the Corgi 800VDC Power ETF). Several layers of the 800VDC power delivery stack are currently served by one or very few companies. While this concentrated market positioning may benefit the Fund’s portfolio companies in the near term, it also means that customers have strong incentives to qualify alternative suppliers, develop in-house solutions, or redesign around the chokepoint. The Fund’s portfolio companies may face increasing competitive pressure as the market matures and alternative suppliers emerge.

Skilled Labor Shortage Risk (applicable to the Corgi Data Center Construction ETF). The data center construction industry faces a significant shortage of skilled electricians, mechanical tradespeople, and other specialized construction workers. This labor shortage is the rate-limiting factor in data center capacity additions and may constrain the growth of the Fund’s portfolio companies. Competition for skilled labor may also drive up wages, compress margins, and increase project costs and timelines.

Small Investable Universe Concentration Risk (applicable to the Corgi AI Photonics ETF). The optical interconnect and photonics industry has a relatively small number of publicly traded pure-play companies. The Fund’s investable universe may be limited, which could result in higher concentration in individual positions and reduced diversification relative to funds with larger investable universes.

Solid-State Circuit Breaker Adoption Risk (applicable to the Corgi 800VDC Power ETF). The Fund may invest in companies developing solid-state circuit breakers for 800VDC distribution. Solid-state circuit breakers are an emerging technology that has not yet achieved widespread commercial deployment in data center applications. There is a risk that the market may adopt alternative protection solutions, that regulatory standards may not develop as expected, or that incumbent mechanical breaker manufacturers may develop competitive DC-rated products.

Specialty Industrial Gases, Ultra-Pure Materials, and Advanced Ceramics Industry Risk (applicable to the Corgi AI Infrastructure Outliers ETF). The Fund concentrates its investments in companies operating across a diverse set of niche industries that provide critical inputs to semiconductor manufacturing and AI data center operations. These industries are characterized by high barriers to entry (due to extreme purity requirements and long qualification cycles), concentrated market structures, and structurally constrained supply for certain materials (particularly helium, neon, and specialty ceramics). However, many leading companies in these industries are large, diversified conglomerates for which semiconductor- and data center-related products represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in these industries are subject to risks from commodity price volatility, supply disruptions at concentrated production facilities, environmental regulations, and the potential for substitution or efficiency improvements that reduce per-unit material consumption.

Standards War Risk (applicable to the Corgi AI Networking & Signal Integrity ETF). The AI networking market is characterized by competing interconnect standards and  proprietary interconnect standards. The outcome of these standards wars will determine which networking silicon companies benefit from the AI buildout. If a standard in which the Fund’s portfolio companies have invested loses market share to a competing standard, those companies may experience materially reduced demand and revenue.

Substitution and Efficiency Risk (applicable to the Corgi AI Infrastructure Outliers ETF). Semiconductor manufacturers and data center operators continuously seek to reduce per-unit consumption of expensive or scarce materials through process optimization, materials substitution, and recycling. For example, efforts to reduce helium consumption in semiconductor fabs through recycling systems, or to develop alternative lithography gases, could reduce demand for the materials produced by the Fund’s portfolio companies.

Advanced Packaging Supply Chain Concentration Risk (applicable to the Corgi Advanced Packaging ETF). The advanced semiconductor packaging supply chain is highly concentrated, with a small number of companies controlling critical capacity in technologies such as Chip-on-Wafer-on-Substrate (CoWoS) and hybrid bonding. Disruptions at one or more of these providers, whether from natural disasters, geopolitical events, equipment failures, or other causes, could have a disproportionate impact on the companies in which the Fund invests.

Supply Concentration and Disruption Risk (applicable to the Corgi AI Infrastructure Outliers ETF). Production of several critical materials is concentrated in a small number of facilities or countries. Production of these materials is geographically concentrated, and disruptions at key supply nodes, whether from geopolitical events, natural disasters, labor disputes, or facility accidents, could cause significant price spikes and supply shortages.

Taiwan Geopolitical Risk (applicable to the Corgi Asia AI Supply Chain ETF, Corgi Ex-US AI Enablers ETF, and Corgi HBM ETF). A substantial portion of global advanced semiconductor packaging capacity is located in Taiwan. The Fund may invest a significant portion of its assets in companies domiciled in or with substantial operations in Taiwan. Geopolitical tensions in the Taiwan Strait, including the risk of military conflict, trade sanctions, or economic blockade, could materially disrupt the semiconductor packaging supply chain and adversely affect the Fund’s portfolio.

Technology Standard Risk (applicable to the Corgi Co-Packaged Optics ETF). Multiple CPO architectures are currently being developed by different industry participants, including on-package, near-package, and in-package configurations. The industry may not converge on a single CPO standard, which could fragment demand across multiple incompatible implementations. Companies that invest heavily in one architectural approach may find that the market adopts a different standard, rendering their technology less competitive. The lack of industry-wide standardization may also slow adoption by creating uncertainty for hyperscale customers evaluating CPO solutions.

Technology Standard Uncertainty Risk (applicable to the Corgi AI Data Center Cooling ETF). The data center cooling industry has not yet converged on a dominant cooling architecture for next-generation AI data centers. Direct liquid cooling (DLC), rear-door heat exchangers, and immersion cooling each have distinct advantages and limitations. The Fund’s portfolio companies may be concentrated in one or more cooling architectures that do not become the industry standard, which could result in lower-than-expected demand and revenue growth.

Technology Transition Risk (applicable to the Corgi Power Semiconductor ETF). The transition from traditional silicon-based power devices to wide-bandgap alternatives (SiC and GaN) is still ongoing and is not guaranteed to proceed at the pace anticipated by the market. If adoption of 800V or higher-voltage architectures slows, or if competing technologies emerge, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth.

Transformer Lead Time and Supply Constraint Risk (applicable to the Corgi AI Power & Grid Infrastructure ETF). Power and distribution transformers have extended lead times, and global transformer manufacturing capacity is limited. The Fund’s portfolio companies that manufacture or depend on transformers may face constraints that limit their revenue growth or project completion timelines. Conversely, rapid capacity expansion by transformer manufacturers could lead to eventual oversupply.

Transport Infrastructure and Concession Industry Risk (applicable to the Corgi Transport Tollbooth ETF). Airport, toll road, and tunnel operators face risks from government policy changes (fare caps, windfall taxes, concession renegotiation), declining traffic volumes from recession or pandemic, competition from alternative transport modes, and the capital intensity of infrastructure maintenance and expansion. Concession contracts have finite terms and renewal is subject to political processes.

Utility Regulatory Risk (applicable to the Corgi Grid & Electrification ETF). A significant portion of grid infrastructure spending is subject to regulatory approval from state and federal utility commissions (in the United States) and equivalent regulatory bodies in other jurisdictions. Changes in allowed rates of return, permitting requirements, interconnection queue management, or regulatory frameworks could slow or reduce infrastructure investment. Federal policy risk is elevated: potential repeal or modification of the Inflation Reduction Act could reduce incentives for grid modernization and renewable energy interconnection, adversely affecting demand for the Fund’s portfolio companies’ products and services.

Vacuum Technology Concentration Risk (applicable to the Corgi Specialty Semiconductor Equipment ETF). Semiconductor manufacturing requires ultra-high vacuum environments, and the vacuum sub-system supply chain is concentrated among a small number of manufacturers. The semiconductor vacuum valve market is highly concentrated. Disruptions to vacuum equipment supply could affect fab operations globally.

Water Technology and Infrastructure Industry Risk (applicable to the Corgi Water Technology ETF). The Fund concentrates in companies operating in the water technology and infrastructure industry. This industry is subject to significant regulatory and political risk, as water treatment standards, infrastructure spending, and environmental regulations vary by jurisdiction and are subject to change. Demand is heavily dependent on municipal and government budgets, which are cyclical and subject to political priorities. The industry faces risks from aging infrastructure requiring capital investments exceeding available public funding, competition from low-cost providers, and long project cycles typical of infrastructure contracts.

Water Scarcity and Climate Risk (applicable to the Corgi Water Technology ETF). The Fund’s thesis is partly driven by increasing global water scarcity and the need for water treatment, recycling, and desalination. While water scarcity is a long-term secular trend, short-term demand may fluctuate based on drought conditions, precipitation patterns, and seasonal factors. Climate change may create both opportunities (increased demand for treatment and recycling) and risks (supply chain disruptions from extreme weather events).

Cash Transaction Risk (Applicable to all Funds). Each Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, a Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease a Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency of a Fund compared to in-kind transactions.

Emerging Market Issuers Risk (Applicable to all Funds except the Corgi Munificent 7 ETF). Certain countries in which the Funds’ portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, difficulties enforcing contractual obligations, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Operational and Cybersecurity Risk (Applicable to all Funds). Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund’s ability to achieve its objective.

SPV and Private Investment Risk (applicable to all Funds except the Corgi Munificent 7 ETF). Investments in SPVs and private investments may involve additional risks, including reduced transparency, limited liquidity, and heightened valuation risk. These investments can be more volatile and may be harder to value or sell than publicly traded securities.

Derivatives and Counterparty Risk (applicable to the Corgi Munificent 7 ETF, Corgi Memory ETF, Corgi Large Language Model ETF, Corgi AI Memory Buildout ETF, Corgi AI Infrastructure Outliers ETF, Corgi Asia AI Supply Chain ETF, Corgi Ex-US AI Enablers ETF, and Corgi Korean Robotics ETF). Derivatives may expose a Fund to risks different from, and potentially greater than, the risks associated with investing directly in the underlying securities, including counterparty risk, correlation risk, liquidity risk, and leverage risk.

Leverage Risk (applicable to the Corgi Munificent 7 ETF and Corgi Memory ETF). The Fund’s use of total return swap agreements may create economic leverage, meaning the Fund’s exposure to the Munificent Seven Companies may exceed the Fund’s net assets. Leverage amplifies both gains and losses. If the market value of the Munificent Seven Companies declines, the Fund’s losses will be magnified by the degree of leverage employed. The use of leverage may also increase portfolio turnover, which may result in additional transaction costs and tax consequences. The Fund is not required to maintain a specific leverage ratio, and the degree of leverage may vary over time based on the Adviser’s assessment of market conditions and portfolio positioning.

Diversified Company and Line of Business Risk (applicable to the Corgi Autonomous Vehicle ETF). Several of the largest autonomous vehicle programs are operated as divisions or subsidiaries of large, diversified technology and automotive companies. The Fund may invest in these parent companies to gain exposure to their autonomous vehicle operations. However, autonomous vehicle operations may represent a small percentage of these companies’ total revenue, and the parent company’s stock price may be driven primarily by its other business segments. Poor performance in non-AV segments could adversely affect the Fund’s returns even if the AV division performs well. Conversely, the parent company may reduce investment in or discontinue its AV program based on corporate-level capital allocation decisions unrelated to the AV program’s progress.

Semiconductor Capex Cyclicality Risk (applicable to the Corgi Specialty Semiconductor Equipment ETF). Demand for specialty semiconductor equipment is directly tied to semiconductor capital expenditure cycles. When fab operators reduce or defer capital spending, whether due to macroeconomic conditions, excess capacity, or end-market weakness, orders for specialty equipment decline correspondingly. The semiconductor equipment industry has historically experienced sharp cyclical swings, with order rates capable of declining significantly in downturn years. The Fund’s portfolio companies may have limited ability to reduce fixed costs during downturns, resulting in margin compression and adverse effects on profitability and stock prices.

Electronics Cyclicality Risk (applicable to the Corgi Circuit Board ETF). PCB demand is correlated with global electronics manufacturing volumes. During downturns in the smartphone, PC, automotive, or server markets, PCB orders decline and pricing comes under pressure. The PCB industry has historically experienced significant cyclical swings, and the Fund’s portfolio companies’ revenues and margins may fluctuate accordingly. The timing and magnitude of these cycles are difficult to predict, and extended downturns could materially and adversely affect the Fund’s portfolio companies’ financial performance and stock prices.

Copper Foil Supply and Pricing Risk (applicable to the Corgi Circuit Board ETF). Copper foil is a critical input material for PCB manufacturing, and the electrodeposited copper foil segment is highly concentrated. Copper foil prices are correlated with underlying copper commodity prices, and significant increases in copper prices could compress margins for the Fund’s portfolio companies. The transition to thinner, higher-performance copper foils for high-frequency applications adds manufacturing complexity and qualification risk. Supply disruptions at major copper foil producers could create bottlenecks throughout the PCB supply chain, adversely affecting the Fund’s portfolio companies’ ability to fulfill orders.

Credit Bureau Data Breach and Privacy Risk (applicable to the Corgi Ratings & Exchanges ETF). The Fund may invest in consumer and commercial credit reporting companies. These companies maintain large databases of sensitive personal and financial information. Data breaches, cyberattacks, or unauthorized access to credit information could result in significant litigation costs, regulatory penalties, reputational damage, and loss of customer trust. Credit bureaus are also subject to evolving data privacy regulations that may restrict the collection, use, or sale of consumer information, potentially constraining revenue growth for these portfolio companies.

Trading Volume and Market Volatility Dependency Risk (applicable to the Corgi Ratings & Exchanges ETF). Financial exchange operators derive a significant portion of revenue from transaction fees that are correlated with trading volumes. Trading volumes tend to increase during periods of elevated market volatility and decline during periods of low volatility. Extended periods of low volatility or declining market participation could reduce exchange revenues and adversely affect the Fund’s portfolio companies. The Fund’s portfolio companies that provide credit ratings and index licensing derive revenue from issuance volumes and assets under management linked to indices, both of which may decline during market downturns, creating countercyclical revenue pressures across different portfolio company business models.

Regulatory and Antitrust Risk (applicable to the Corgi Ratings & Exchanges ETF). Many of the Fund’s portfolio companies operate in regulated industries or benefit from regulatory barriers to entry. Credit rating agencies operate under regulatory recognition frameworks, and exchanges operate under licenses from national regulators. Changes in regulatory frameworks, including new entrants being granted regulatory recognition, government-mandated unbundling of data and trading services, antitrust actions against dominant market data providers, or reforms to exchange fee structures, could erode the competitive advantages and pricing power of the Fund’s portfolio companies. Regulatory scrutiny of concentration in financial data and ratings markets has increased in recent years and may result in structural changes to these industries.

Data Privacy and Regulatory Risk (applicable to the Corgi AI Training Data ETF). Companies that own and license consumer data, commercial data, or personally identifiable information are subject to evolving data privacy regulations including GDPR, CCPA, and similar laws globally. Changes in privacy regulations could restrict the types of data that may be licensed for AI training, require costly compliance measures, or expose the Fund’s portfolio companies to litigation and regulatory penalties. The regulatory environment for AI training data is evolving rapidly, and new restrictions on data collection, retention, or licensing could materially and adversely affect the business models of the Fund’s portfolio companies.

Synthetic Data Displacement Risk (applicable to the Corgi AI Training Data ETF). AI companies are increasingly developing synthetic data generation techniques that reduce or eliminate the need for real-world training data. If synthetic data achieves sufficient quality to replace licensed human-generated content for most AI training applications, the addressable market for the Fund’s portfolio companies could contract materially. The pace of improvement in synthetic data quality, combined with the lower marginal cost of generating synthetic training datasets, could compress licensing fees and reduce demand for the content assets owned by the Fund’s portfolio companies.

Copyright and Legal Uncertainty Risk (applicable to the Corgi AI Training Data ETF). The legal framework governing the use of copyrighted material for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending between content owners and AI companies over whether AI training constitutes fair use. If courts rule broadly in favor of fair use for AI training, the licensing revenue opportunity for the Fund’s portfolio companies could be significantly diminished. Conversely, if courts impose strict licensing requirements, demand for licensed training data could increase but enforcement costs may reduce profitability. The Fund’s portfolio companies may face prolonged legal uncertainty that affects their ability to price and negotiate data licensing agreements.

Currency Risk (applicable to the Corgi Transport Tollbooth ETF). The Fund may invest a significant portion of its assets in securities denominated in foreign currencies. Fluctuations in exchange rates between the U.S. dollar and foreign currencies will affect the value of the Fund’s holdings. Currency movements may reduce or eliminate gains, or increase losses, on the Fund’s foreign investments even when those investments appreciate in local currency terms. Infrastructure concession operators often earn revenue in local currencies but may have debt obligations or capital expenditure commitments denominated in other currencies, creating additional currency mismatch risk. The Fund does not hedge its currency exposure.

Diversified Concession Operator Risk (applicable to the Corgi Transport Tollbooth ETF). Several of the largest infrastructure concession operators are diversified companies for which concession operations represent a significant but not necessarily majority portion of total revenue. These companies also operate construction, energy, and other business segments. Poor performance in non-concession segments could adversely affect the parent company’s stock price even if concession operations perform well. Conversely, the parent company may reduce investment in or divest concession operations based on corporate-level capital allocation decisions unrelated to the concession business’s fundamentals.

Infrastructure Capital Expenditure Risk (applicable to the Corgi Transport Tollbooth ETF). Airport and toll road operators are required to make significant ongoing capital investments to maintain, expand, and modernize their infrastructure assets. Capital expenditure requirements may be mandated by concession contracts or government regulators. Cost overruns, construction delays, or the inability to recover capital expenditures through regulated fee increases could adversely affect the profitability of the Fund’s portfolio companies. The long-lived nature of infrastructure assets means that capital allocation decisions made today will affect returns over decades, creating the potential for sustained underperformance if investments prove uneconomic.

Passenger and Traffic Volume Risk (applicable to the Corgi Transport Tollbooth ETF). Airport operators derive revenue from aeronautical fees and commercial concessions that are correlated with passenger volumes. Toll road operators derive revenue from vehicle traffic volumes. Economic recession, pandemic events, changes in travel patterns (including the shift to remote work reducing commuter traffic), or geopolitical events that disrupt travel could materially reduce passenger and traffic volumes and adversely affect the Fund’s portfolio companies’ revenues. Infrastructure concession operators may have limited ability to offset volume declines through price increases due to regulatory constraints on toll and fee adjustments.

South Korea Geopolitical Risk (applicable to the Corgi Korean Robotics ETF). The Fund invests substantially all of its assets in South Korean companies. South Korea’s proximity to North Korea exposes the Fund to geopolitical tensions, including military provocations, missile tests, sanctions developments, and diplomatic uncertainties. Escalation of tensions on the Korean Peninsula could disrupt markets, supply chains, and economic activity. In addition, evolving trade tensions, export controls on semiconductor and technology products, and shifting alliances in the Indo-Pacific region may affect South Korean companies that rely on cross-border trade, technology licensing, or foreign customers. South Korea’s economic openness and dependence on exports make its markets particularly sensitive to changes in global trade policy and geopolitical alignment.

Korean Robotics Industry Risk (applicable to the Corgi Korean Robotics ETF). The South Korean robotics industry is in an early but rapidly evolving stage. Many companies are transitioning from traditional factory automation toward humanoid robotics, collaborative robots, and AI-enabled automation. The Fund’s concentrated exposure to this industry means it is sensitive to technology adoption timelines, customer capital spending cycles, competition from foreign robotics firms, changes in government subsidy programs, and the pace of commercialization of humanoid and service robots. Companies in the supply chain, including precision reducer and actuator makers, depend on orders from a limited number of robot assemblers, creating customer concentration risk. The South Korean government’s industrial policy toward robotics, including subsidies and procurement mandates, may change in response to political or budgetary pressures, potentially reducing the addressable market for the Fund’s portfolio companies.

Limited Shareholder Rights Risk (Applicable to all Funds). The Trust is organized as a Delaware statutory trust and is governed by a Declaration of Trust that includes provisions that may limit certain shareholder rights. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, merge or consolidate the Trust or any series with another entity, or take certain other actions that might otherwise require shareholder approval under state law. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates the courts of the State of Delaware as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws. These provisions may discourage lawsuits and limit remedies available to shareholders.

PORTFOLIO HOLDINGS INFORMATION

The Funds’ complete portfolio holdings will be made available on the Funds’ website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds’ policies and procedures regarding disclosure of portfolio holdings is provided in the Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

 Corgi Strategies, LLC (the “Adviser”), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], 2026, has $[________] assets under management .

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the “Trust”) (the “Advisory Agreement”). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund’s operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund’s expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the “Excluded Expenses”).

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

 A discussion of the basis for the Board’s approval of the Advisory Agreement will appear in the Fund’s Annual Report to shareholders for the period ended December 31, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Additional information regarding the portfolio manager’s compensation, other accounts managed, and ownership of Shares is provided in the Fund’s SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund (“Shares”) only in large blocks called “Creation Units,” at a Fund’s net asset value (“NAV”) next determined after an order is accepted. Only authorized participants (“APs”), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund’s distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the “Exchange”) and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

As available, information required by Rule 6c-11 (including the Fund’s NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund’s website at www.corgifunds.com.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard “street name” procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund’s costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

 Each Fund’s NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund’s net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund’s valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund’s “valuation designee” under Rule 2a-5 of the 1940 Act, subject to the Board’s oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - “Householding”

Certain intermediaries may offer “householding,” a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of a Fund’s net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends (“Capital Gain Dividends”) are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as “qualified dividend income” are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. “Qualified dividend income” generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income (“NII”) tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund’s distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares’ NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act (“FATCA”) may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund’s returns on foreign investments or a shareholder’s returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA’s application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant (“AP”) whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP’s aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP’s basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the “wash sale” rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund’s tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see “Federal Income Taxes” in the SAI.

DISTRIBUTION

[ ] (the “Distributor”), each Fund’s distributor, is a broker-dealer registered with the SEC, serves as the Fund’s distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor’s principal address is [ ], [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund’s NAV will be provided on the Fund’s website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund’s performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

[ ]

[ ]

Independent Registered Public Accounting Firm

[ ]

[ ]

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

[ ]

[ ]

[ ]

Custodian

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI includes further details about the Funds’ investments and other information. A current SAI dated [       ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Funds by contacting:

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Funds are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117

Corgi Power Semiconductor ETF	Corgi 800VDC Power ETF
Corgi AI Connectors & Interconnect ETF	Corgi AI Data Center Cooling ETF
Corgi AI Data Storage ETF	Corgi AI Bottlenecks ETF
Corgi AI Infrastructure Outliers ETF	Corgi AI Memory Buildout ETF
Corgi AI Networking & Signal Integrity ETF	Corgi AI Photonics ETF
Corgi AI Power & Grid Infrastructure ETF	Corgi AI Training Data ETF
Corgi Advanced Packaging ETF	Corgi Asia AI Supply Chain ETF
Corgi Autonomous Vehicle ETF	Corgi Capacitor ETF
Corgi Circuit Board ETF	Corgi Co-Packaged Optics ETF
Corgi Substrates Pure Play ETF	Corgi Custom AI Silicon ETF
Corgi Data Center Construction ETF	Corgi Edge AI Chip ETF
Corgi Ex-US AI Enablers ETF	Corgi Grid & Electrification ETF
Corgi HBM ETF	Corgi Memory ETF
Corgi Munificent 7 ETF	Corgi Neocloud ETF
Corgi Rare Earths & Critical Minerals ETF	Corgi Ratings & Exchanges ETF
Corgi Robotics Enablers ETF	Corgi Semiconductor Design & IP ETF
Corgi Semiconductor Foundry & Capex Cycle ETF	Corgi Semiconductor Process Materials ETF
Corgi Semiconductor Substrates & Materials ETF	Corgi Sensing & Perception ETF
Corgi Specialty Semiconductor Equipment ETF	Corgi Transport Tollbooth ETF
Corgi Water Technology ETF	Corgi Large Language Model ETF
Corgi Korean Robotics ETF

(each a “Fund”, collectively the “Funds”)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

June 15, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

[], 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read together with the Prospectuses for the Funds (each a “Fund” and collectively the “Funds”) of Corgi ETF Trust I (the “Trust”), dated [ ], 2026, as it may be supplemented from time to time (the “Prospectus”). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the Prospectus. A copy of the Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Fund, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Fund's audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Fund's most recent annual report on Form N-CSR.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, each an exchange-traded fund. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks capital appreciation. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds’ investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund’s portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is “non-diversified” under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company (“RIC”) for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code’s diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in an issuer’s or counterparty’s financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk

Cyber Security Risk.  Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund’s ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund’s investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund’s investment objective and permitted by the Fund’s stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

An investment in the Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses.

Types of Equity Securities:

Common Stocks

Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks

Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Rights and Warrants

Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities

A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Funds to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Funds bear directly.

Under Section 12(d)(1), immediately after purchase a Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, a Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. A Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

A Fund may invest in exchange-traded funds for cash management, cash equitization, during portfolio transitions, or to facilitate investment operations.

Money Market Funds

The Funds may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than a Fund paid when sold. Neither type is designed to provide capital appreciation. Certain money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Funds may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, a Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their respective principal strategies. In unusual circumstances, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective.

800V Architecture Adoption Risk. The data center industry is in the early stages of transitioning from traditional AC power distribution to higher-voltage DC architectures (including 800VDC). The pace of this transition is uncertain, and the Fund’s portfolio companies that are positioned for the 800V architecture may face reduced demand if the transition is delayed or if alternative architectures are adopted.

800VDC AI Data Center Power Delivery Risk. The Fund concentrates its investments in companies operating in the emerging 800VDC AI data center power delivery ecosystem. This ecosystem is in the early stages of commercial deployment, and the 800VDC architecture has not yet been widely adopted. The Fund’s investment thesis depends on the assumption that 800VDC will become the standard power architecture for next-generation AI data centers, which is not guaranteed. If the industry adopts a different voltage standard, or if the transition to 800VDC is significantly delayed, the Fund’s portfolio companies may experience materially lower demand than anticipated. The 800VDC power delivery stack involves multiple layers of technology,from high-voltage GaN switches to solid-state circuit breakers to under-die decoupling capacitors to thermal management materials,each of which represents a separate technical and commercial risk. Failure or delay at any layer could affect the viability of the entire architecture and the companies that supply it.

Active Management Risk. Each Fund is actively managed and does not seek to track the performance of an index. The Adviser’s judgments about security selection, portfolio construction, and risk management may prove incorrect, and a Fund’s investments may not perform as expected. In addition, the Funds’ thematic approach requires the Adviser to make judgments about whether an issuer is meaningfully related to a Fund’s theme, and those judgments may be incorrect or change over time. A Fund may underperform other funds that pursue similar investment strategies, its benchmark, or the broader equity markets.

Advanced Packaging Supply Chain Concentration Risk. The advanced semiconductor packaging supply chain is highly concentrated, with a small number of companies controlling critical capacity in technologies such as Chip-on-Wafer-on-Substrate (CoWoS) and hybrid bonding. Disruptions at one or more of these providers,whether from natural disasters, geopolitical events, equipment failures, or other causes,could have a disproportionate impact on the companies in which the Fund invests.

AI Data Center Infrastructure Supply Chain Risk. The Fund invests across the full spectrum of AI data center supply chain bottlenecks. The Fund’s performance depends on continued growth in AI infrastructure capital expenditure by hyperscale cloud providers, enterprise data center operators, and governments. A significant reduction in AI-related capital expenditure,whether due to macroeconomic recession, a slowdown in AI model scaling, a shift in AI training methodologies that reduces hardware requirements, regulatory restrictions on data center construction or energy consumption, or a loss of investor confidence in the AI thesis,could adversely affect the revenues, profitability, and stock prices of companies across all 15 chokepoint layers simultaneously. The Fund’s diversification across multiple supply chain layers provides some insulation against single-point failures, but a broad-based downturn in AI infrastructure spending would affect substantially all of the Fund’s portfolio companies.

AI Networking and Signal Integrity Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the AI networking and signal integrity semiconductor industry. This industry is characterized by rapid technological change, short product life cycles, and intense competition among interconnect standards. Companies in this industry face risks from standard wars, rapid generation transitions across interconnect and data rate standards , customer concentration in a small number of hyperscale data center operators and AI chip designers, and the risk that proprietary networking technology may reduce demand for open-standard networking solutions. The industry is also subject to pricing pressure as volumes scale and competitors enter the market.

Asia Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Asia, particularly South Korea, Taiwan, and Japan, which together account for a substantial majority of global semiconductor memory manufacturing capacity. Investments in Asian companies are subject to risks including: political instability, including tensions on the Korean Peninsula and the risk of military conflict between North Korea and South Korea; the risk of military conflict or escalation of tensions involving Taiwan and China; government intervention in the economy, including directed lending, subsidies, state ownership or influence over key industries, and currency manipulation; trade tensions between the United States and Asian countries, including tariffs, export controls, and restrictions on technology transfers; natural disasters, including earthquakes, typhoons, and flooding, which may disrupt manufacturing facilities; differences in legal, regulatory, and accounting standards; and currency fluctuations. South Korea and Taiwan are classified as emerging markets by some index providers, and investments in these countries may involve additional risks associated with emerging market countries.

Asian AI and Semiconductor Supply Chain Risk. The Fund concentrates its investments in Asian companies operating across the AI and semiconductor supply chain. The Asian semiconductor ecosystem is deeply interconnected , disruption in one country (e.g., a Taiwan earthquake affecting a major foundry) can cascade across the entire regional supply chain. The Fund is subject to risks specific to each major Asian market, including: Japan (yen volatility, aging demographics, BOJ monetary policy, cross-shareholding structures); South Korea (North Korea military tensions, chaebol governance, won volatility); Taiwan (China-Taiwan military tensions, earthquake risk, extreme concentration of leading-edge foundry capacity); and China (U.S. export controls, government intervention, VIE structure risk, capital controls, regulatory unpredictability). The Fund may invest in securities that trade only on local Asian exchanges and are not available as ADRs, which involves additional settlement, custody, and liquidity risks.

Autonomous Vehicle Timeline Risk. A significant portion of demand growth for advanced sensors (LiDAR, radar, high-resolution image sensors) depends on the pace of autonomous vehicle deployment. Regulatory delays, technical challenges, liability uncertainty, or a shift in consumer and fleet-operator preferences could slow autonomous vehicle deployment and reduce demand for the advanced sensing hardware in which the Fund invests. The Level 4/5 autonomous driving timeline has repeatedly been extended by industry participants, and further delays would adversely affect the Fund’s portfolio companies.

Brokerage Commissions and Bid-Ask Spread Risk. Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

Capacity Constraint and Capital Expenditure Risk. Advanced packaging technologies require significant capital investment, and capacity expansion timelines can be extended. Companies may fail to expand capacity in time to meet demand, or may overinvest in capacity that becomes underutilized during cyclical downturns. Both scenarios may adversely affect returns.

Capitalization Risk. The Funds may invest in companies of any market capitalization. Securities of smaller or less seasoned companies may be more volatile, may have more limited product lines, markets and financial resources, and may trade less frequently than securities of larger companies. Conversely, securities of very large companies may be subject to valuation risk, may be more susceptible to regulatory or political scrutiny, and may underperform smaller companies or the broader equity markets for extended periods.

Cash Transaction Risk. Each Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, a Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease a Fund’s NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency of a Fund compared to in-kind transactions.

China Critical Material Export Control Risk. China has imposed export controls on gallium and germanium, both of which are essential raw materials for compound semiconductor substrate manufacturing. China controls a significant share of global gallium and germanium production. These export controls may increase raw material costs, create supply shortages, and adversely affect the profitability of the Fund’s portfolio companies.

China Regulatory and Export Control Risk. The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions. The regulatory environment in China is subject to rapid and unpredictable change, and actions by the Chinese government may adversely affect the value, liquidity, or accessibility of Chinese investments held by the Fund.

China Supply Dominance and Export Control Risk. China dominates the global supply of rare earth elements and several critical minerals, including gallium and germanium. Chinese export controls, production quotas, or trade policy changes could significantly restrict the global supply of these materials, causing price spikes and supply disruptions that may affect both the Fund’s portfolio companies and the broader semiconductor and AI infrastructure supply chains. Conversely, if China increases supply to depress prices, non-Chinese producers (in which the Fund may invest) could face margin compression and financial distress.

Chokepoint Resolution Risk. The Fund’s thesis depends on the persistence of supply chain bottlenecks. If bottlenecks are resolved faster than anticipated,through capacity expansion, technological breakthroughs, or demand normalization,the scarcity premium embedded in the Fund’s portfolio companies may diminish, leading to underperformance relative to broader market indices. Different chokepoints may resolve at different rates; for example, HBM packaging capacity may expand faster than electrical grid interconnection capacity.

Co-Packaged Optics and Optical Interconnect Industry Risk. The Fund concentrates its investments in companies operating in the co-packaged optics and optical interconnect industry. CPO is an emerging technology not yet in volume production. The Fund’s investment thesis depends on the assumption that CPO becomes the standard optical interconnect architecture for next-generation AI clusters, which is not guaranteed. The CPO inflection point is timing-dependent, and the adoption timeline remains uncertain. Pluggable transceivers at higher data rates may improve enough to delay or reduce the need for CPO. The investable universe of companies with significant CPO revenue exposure is currently small, creating concentration risk. Companies in this industry are subject to rapid technological change, intense competition, long design-win cycles, and dependence on a small number of hyperscale data center customers for demand. The failure or delay of CPO deployment at one or more major hyperscalers could materially affect the Fund’s portfolio companies.

Commoditization Risk. While next-generation high-speed connectors require significant engineering investment, connectors at established data rates face commoditization pressure. As connector technologies mature and multiple suppliers qualify, pricing pressure may erode margins for the Fund’s portfolio companies.

Commodity Input Risk. Grid equipment manufacturers are exposed to commodity price volatility for key inputs including copper, aluminum, grain-oriented electrical steel (GOES), and transformer oil. Grain-oriented electrical steel is a specialty material with limited global production capacity, and supply constraints have been a contributing factor in extended transformer lead times. Sharp increases in input costs may compress margins if manufacturers cannot pass through price increases to utility customers, particularly for contracts with fixed pricing. Conversely, a sharp decline in commodity prices could signal weakening end-market demand.

Competition and Rapid Technological Change Risk. The LLM industry is highly competitive, with rapid model improvements occurring on short development cycles. New model architectures, training techniques, or open-source releases may quickly erode the competitive advantages of established LLM providers. Companies that fail to keep pace with technological advances may lose market share to competitors or to open-source alternatives. The emergence of more efficient model architectures could also reduce barriers to entry and increase competitive pressure across the industry.

Compute Cost and Infrastructure Dependency Risk. Training and operating large language models requires enormous compute resources, including access to large-scale GPU clusters, high-bandwidth networking, and specialized data center infrastructure. LLM companies are heavily dependent on a small number of chip vendors for GPU supply, and on cloud providers and colocation operators for data center capacity. Compute costs represent a substantial portion of LLM companies' operating expenses. Supply shortages, allocation constraints, or significant increases in the cost of compute infrastructure could materially constrain the growth and profitability of the Fund's portfolio companies.

Concentration and Single Issuer Risk. The Fund will concentrate its investments in the Munificent Seven Companies (concentrated in the oil and gas and energy industries) and will hold a large percentage of its assets in a small number of issuers including, at times, a significant position in a single issuer. As a result, the Fund’s performance may be more volatile than a diversified fund and may be materially affected by adverse developments affecting any Munificent Seven Company, including earnings disappointments, production shortfalls, regulatory actions, litigation, environmental incidents, reputational events, or changes in competitive position.

Concentration Risk. The Fund concentrates its investments in the group of industries comprising the information technology industry. To the extent the Fund concentrates in a particular industry or group of industries, its performance will be particularly susceptible to conditions and developments affecting that industry and may be more volatile than a fund that does not concentrate. The information technology sector is subject to rapid technological change, intense competition, government regulation, and sensitivity to short product cycles and aggressive pricing. A downturn in the information technology sector could have a materially adverse effect on the Fund.

Copper-to-Optical Transition Risk. The Fund’s thesis depends in part on the ongoing transition from copper to optical interconnects within AI data centers. If advances in copper cable technology (such as active electrical cables) extend the viability of copper interconnects at higher data rates, or if AI cluster architectures evolve in ways that reduce optical bandwidth requirements, the growth trajectory of the optical interconnect market may be slower than anticipated.

CPO Adoption Timeline Risk. Co-packaged optics represents a significant technology transition that is expected to begin commercial deployment in the near term. The Fund may invest in companies that are developing CPO technology. If CPO adoption is delayed or if the technology fails to achieve the anticipated performance and cost advantages over pluggable transceivers, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth.

Custom Semiconductor Design and AI Silicon Industry Risk. The Fund concentrates its investments in companies operating in the custom semiconductor design and AI silicon industry. This industry is characterized by long design cycles, high customer concentration (with a small number of hyperscale cloud providers accounting for the majority of custom AI ASIC demand), and significant competition from general-purpose GPU platforms. The custom AI ASIC market is highly concentrated. Custom ASIC companies are dependent on third-party foundries for manufacturing, and foundry capacity constraints may limit their ability to fulfill customer orders. The success of custom AI ASICs depends on hyperscalers’ continued willingness to invest in custom silicon rather than relying on commercially available GPUs.

Customer Concentration and Geopolitical Risk. EDA companies derive a significant portion of revenue from a small number of large semiconductor companies, many of which are based in China, which represents a significant share of EDA industry revenue. U.S. export controls restricting the sale of advanced EDA tools to Chinese entities have already reduced the addressable market for EDA companies, and further escalation of export controls could materially affect revenue. Additionally, EDA companies are exposed to the risk that Chinese semiconductor companies develop or adopt domestic EDA alternatives to reduce dependence on U.S. tools.

Customer Concentration and Long-Term Contract Risk. Several neocloud companies derive a substantial portion of their revenue from a small number of large customers, including hyperscalers and large AI companies. These relationships are often governed by long-term contracts. While long-term contracts provide revenue visibility, they also expose neocloud companies to the risk that a customer default, contract renegotiation, or non-renewal could materially affect revenue. Additionally, the long-term nature of these contracts means that neocloud companies bear the risk of GPU depreciation and technological obsolescence over the contract period.

Customer Concentration Risk. Many advanced packaging and OSAT companies derive a substantial portion of revenue from a small number of large customers, including leading AI chip designers and hyperscale cloud service providers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies.

Cyclicality and Backlog Risk. Data center construction activity is closely tied to hyperscaler capital expenditure decisions. A reduction in hyperscaler capex could result in project deferrals or cancellations, reducing the backlog and revenue of the Fund’s portfolio companies. Companies with large fixed-cost bases may be particularly vulnerable to cyclical downturns.

Cyclicality Risk. Semiconductor materials companies are exposed to the cyclical nature of the semiconductor industry. During industry downturns, semiconductor fabrication capacity utilization declines, leading to reduced demand for substrates, chemicals, and other process materials. The Fund’s portfolio companies may experience significant revenue and earnings declines during such periods.

Data Center Construction and MEP Services Industry Risk. The Fund concentrates its investments in companies operating in the data center construction and MEP services industry. This industry is characterized by dependence on skilled labor availability (the single most binding constraint on data center capacity additions), project execution risk on mega-scale builds, margin pressure from rising labor and materials costs, and cyclicality tied to hyperscaler capital expenditure cycles. Companies in this industry are subject to risks from permitting delays, supply chain disruptions affecting construction materials and electrical equipment (particularly transformers and switchgear), and the geographic concentration of data center construction activity in a limited number of markets. The failure to complete projects on schedule can result in liquidated damages and reputational harm.

Data Center Cooling and Thermal Management Industry Risk. The Fund concentrates its investments in companies operating in the data center cooling and thermal management industry. This industry is experiencing rapid growth as AI rack power densities continue to increase substantially, making traditional air cooling physically insufficient. However, the industry faces significant technology standard uncertainty, as the market has not yet converged on a dominant cooling architecture (direct liquid cooling, rear-door heat exchangers, or immersion cooling). The liquid cooling market is projected to grow significantly, but rapid growth may attract new entrants and intensify competition. Companies in this industry face risks from hyperscaler insourcing (large cloud providers developing proprietary cooling solutions), changing rack density requirements, and the possibility that alternative cooling technologies may emerge.

Data Storage Industry Risk. The Fund concentrates its investments in companies operating in the data storage industry. This industry is characterized by intense price competition, cyclical demand patterns tied to enterprise and hyperscaler capital expenditure cycles, rapid technological change (including transitions between storage media types and interface standards), and significant customer concentration. Flash memory pricing is highly volatile, with periods of oversupply leading to steep price declines that compress margins for SSD and storage array manufacturers. The HDD segment faces secular decline risk as SSDs capture an increasing share of enterprise storage, partially offset by growing demand for high-capacity drives in AI data lake applications. Competition from hyperscaler in-house storage solutions and storage-as-a-service commoditization may reduce demand for third-party storage systems.

Derivatives and Counterparty Risk. Derivatives may expose a Fund to risks different from, and potentially greater than, the risks associated with investing directly in the underlying securities, including counterparty risk, correlation risk, liquidity risk, and leverage risk.

Design Win Concentration Risk. Several companies in the Fund’s portfolio are dependent on securing design wins with a small number of hyperscale data center operators and AI chip designers . The customer qualification cycle for power semiconductor components means that design wins are locked in well before volume production begins. Companies that fail to secure design wins in the current qualification cycle may be excluded from volume production for years. Conversely, a single design win with a major customer can transform a company’s revenue trajectory. This binary dynamic creates elevated stock price volatility around qualification milestones.

Detailed Industry Cyclicality and Fixed-Cost Operating Leverage Risk. Companies in these sectors are characterized by high fixed-cost structures and significant capital investment requirements, often utilizing substantial debt financing to acquire aircraft, vessels, locomotives, and other heavy infrastructure. This high degree of operating leverage means that modest reductions in revenue can lead to disproportionately large declines in profitability and cash flow. In periods of market stress, these companies may be unable to scale down operations or reduce fixed costs, which can result in financial distress, credit downgrades, or default. The global nature of these operations also exposes issuers to foreign exchange risk, as revenues are often earned in local currencies while major capital expenditures and fuel costs are denominated in U.S. dollars, which can create extreme volatility in share prices.

Diversified Conglomerate Risk. Many of the world’s largest connector companies are highly diversified, with data center and AI-related connectors representing only a portion of their total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk and wider bid-ask spreads.

Dual End-Market Risk. Many companies in the Fund’s portfolio serve both the AI data center and electric vehicle end markets. A downturn in either market, such as a slowdown in EV adoption, reduced hyperscaler capital expenditure, or a recession affecting both sectors, could adversely affect a broad portion of the Fund’s portfolio simultaneously.

Electronic Connectors and Interconnect Industry Risk. The Fund concentrates its investments in companies operating in the electronic connectors and interconnect industry, with a focus on components used in AI servers and data center equipment. This industry is characterized by high engineering barriers to entry for next-generation high-speed connectors, but also faces commoditization pressure at lower data rates. Many leading connector companies are large, diversified conglomerates for which data center connectors represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in this industry are subject to risks from customer concentration in a small number of hyperscale data center operators and server OEMs, pricing pressure from high-volume customers, and the risk that connector specifications may change with each new GPU platform generation.

Emerging Market Issuers Risk. Certain countries in which the Funds’ portfolio companies are headquartered or have significant operations, including Taiwan and South Korea, may be classified as emerging market countries by certain index providers and market participants. Emerging market issuers are subject to heightened risks compared to issuers in developed markets, including greater political and economic instability, less established legal and regulatory frameworks, less liquid and more volatile securities markets, limitations on foreign ownership or investment, difficulties enforcing contractual obligations, and risks associated with currency exchange rate fluctuations. Even when such issuers are listed on U.S. exchanges, the underlying business operations remain subject to these emerging market risks.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks. Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Export Controls, Sanctions, and Restricted Market Risk. Certain issuers may be subject to export controls, sanctions regimes, national security restrictions, or other limitations on cross-border sales, technology transfer, financing, and counterparties. Compliance with these requirements can increase costs, constrain business opportunities, and limit the availability of suppliers, customers, banking relationships, or payment channels. Changes in sanctions or other restrictions, or allegations of non-compliance, can result in penalties, reputational harm, and reduced investor or customer confidence. In extreme cases, sanctions-related restrictions could result in the Fund being unable to sell an affected investment, potentially resulting in a complete loss of the Fund’s investment in that security.

Fab Construction Execution Risk. Leading-edge semiconductor fabs are among the most complex construction projects in the world, requiring significant capital investment and multi-year construction timelines. Construction delays, cost overruns, labor shortages, supply chain disruptions for specialty construction materials, and permitting challenges can delay fab completion and, consequently, delay equipment installation and consumable ramp. The Fund’s portfolio companies may experience revenue timing uncertainty as a result of construction-related delays.

Flash Pricing Cyclicality Risk. NAND flash memory pricing is highly cyclical, driven by the balance between global NAND production capacity and demand. Periods of oversupply can lead to steep price declines that compress margins for SSD manufacturers and storage array companies that purchase NAND as a key input. Conversely, periods of shortage can increase costs for companies that do not manufacture their own NAND.

Foreign Market Access and Settlement Risk. The Fund invests on exchanges across Asia and Europe with different trading hours, settlement conventions (T+1, T+2, T+3 depending on market), custody arrangements, and holiday schedules. Some markets may restrict foreign ownership, impose capital controls, or have less developed market infrastructure. Settlement failures, custody disruptions, or trading suspensions on any of these exchanges could prevent the Fund from executing trades, repatriating capital, or accurately valuing its holdings. The Fund’s NAV calculation may be affected by the fact that certain foreign exchanges may be closed on days when the Fund calculates its NAV, meaning that the most recent closing prices on those exchanges may not reflect current market conditions. The Fund and its custodian must maintain relationships with sub-custodians in each jurisdiction, and the failure or insolvency of a sub-custodian could result in the loss of Fund assets.

Foreign Securities and Depositary Receipts Risk (including ADRs). I nvestments in non-U.S. companies, including companies listed on foreign securities exchanges and depositary receipts such as American Depositary Receipts (“ADRs”), may involve additional risks compared to investments in U.S. issuers. These risks may include differences in accounting, auditing, and financial reporting standards; less publicly available information; different regulatory regimes and investor protections; higher transaction and custody costs; settlement and market structure differences; and potential liquidity constraints. Non-U.S. investments may be affected by political, social, and economic developments, nationalization or expropriation, confiscatory taxation, and changes in laws or regulations (including sanctions or capital controls) that may limit a Fund’s ability to buy or sell investments or repatriate proceeds. Depositary receipts may be less liquid than the underlying securities and may be subject to fees, withholding taxes, or other costs and risks that may reduce returns.

Foundry Competition and Prisoner’s Dilemma Risk. The Fund’s thesis depends in part on the competitive dynamics among the major foundries, in which each foundry is incentivized to invest aggressively in capacity regardless of the others' actions. If this competitive dynamic changes, for example, if a major foundry exits or significantly scales back its ambitions, or if geopolitical events reduce competitive pressure, the intensity of the capex cycle could diminish, reducing demand for equipment, construction, and materials.

Geopolitical and Export Control Risk. The AI data center supply chain is globally distributed and subject to significant geopolitical risk. Key supply chain nodes are concentrated in Taiwan (semiconductor fabrication and packaging), South Korea (memory), Japan (materials and equipment), China (rare earths and certain materials), and the Netherlands (lithography). U.S. export controls on semiconductor technology, Chinese export restrictions on critical minerals, and the risk of military conflict in the Taiwan Strait could each independently disrupt significant portions of the AI supply chain and the Fund’s portfolio.

Global Ex-US AI Infrastructure Risk. The Fund invests exclusively in non-U.S. companies across the AI and semiconductor supply chain. The Fund is exposed to risks across multiple regions simultaneously, including geopolitical tensions, currency fluctuations across multiple currencies , varying regulatory regimes, and different corporate governance standards. Unlike U.S.-listed semiconductor ETFs that hold ADRs of select foreign companies, this Fund invests directly in securities on foreign exchanges, which involves additional settlement, custody, market hours, and liquidity risks. The Fund’s diversification across multiple countries and regions provides some insulation against single-country risks, but a broad global trade war or recession affecting all non-U.S. markets simultaneously would adversely affect substantially all portfolio companies.

GPU Cloud and AI Compute Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the emerging GPU cloud and AI compute infrastructure industry. This industry is characterized by extreme capital intensity (with individual companies deploying tens of billions of dollars in GPU infrastructure), dependence on GPU supply from the dominant GPU vendor and a small number of other chip vendors, competition from hyperscale cloud providers  that may offer competing GPU cloud services, and the risk that many neocloud companies are pre-profit or early-stage with limited operating histories. The industry’s economics depend on sustained demand for AI compute at prices sufficient to cover the high fixed costs of GPU infrastructure. A decline in AI compute demand, an oversupply of GPU capacity, or a significant reduction in GPU cloud pricing could materially and adversely affect the revenues, profitability, and stock prices of the Fund’s portfolio companies.

Grid and Electrification Industry Risk. The Fund concentrates its investments in companies operating in the electrical grid hardware and infrastructure industry. This industry is subject to a multi-year capital expenditure cycle dependent on utility spending, regulatory approvals, and government policy (including the U.S. Inflation Reduction Act and the EU Green Deal). Extended transformer lead times create near-term revenue visibility but also mean capacity additions are slow. The supply chain for grain-oriented electrical steel (GOES) and copper is constrained, creating input cost risk. Permitting delays for transmission lines can extend project timelines by years. Companies in this industry face risks from changes in energy policy (including IRA repeal risk), tariff impacts on imported equipment, interest rate sensitivity (as utility capital expenditure is often financed with long-term debt), and the potential for cyclical downturns if the current electrification super-cycle moderates. Demand for grid and electrification equipment is concentrated among a small number of large buyers, and the Fund's portfolio companies may be disproportionately affected by changes in the capital expenditure plans of these buyers.

Grid Interconnection Queue Risk. Data center developers face grid interconnection queues that can extend several years. If interconnection delays persist or worsen, they may limit the total addressable market for the Fund’s portfolio companies by slowing the pace of new data center construction and power infrastructure deployment. Conversely, if queue processing accelerates, it could trigger a surge in demand that exceeds supply capacity for transformers, switchgear, and other long-lead-time equipment.

HDD Secular Decline Risk. Hard disk drives face long-term secular decline risk as solid-state storage captures an increasing share of enterprise and data center storage. While AI data lake demand has partially offset this trend by driving demand for high-capacity HDDs, there is no assurance that AI-related demand will fully compensate for the broader decline in HDD unit volumes.

Humanoid Robotics Timeline Risk. A significant portion of the growth thesis for robotic components depends on the development and commercial deployment of humanoid robots. If humanoid deployment timelines extend significantly beyond current market expectations, or if humanoid robot designs evolve to use non-traditional component architectures (e.g., direct-drive motors instead of geared reducers, or proprietary actuators instead of off-the-shelf components), demand for precision components may grow more slowly than anticipated. The Fund’s portfolio companies may experience reduced growth rates and lower valuations if the humanoid robotics timeline disappointments lead to a broader re-rating of the robotics component sector.

Hyperscaler Capital Expenditure Dependency Risk. The AI data center supply chain is heavily dependent on capital expenditure decisions by a small number of hyperscale cloud providers A reduction in capital expenditure by one or more of these hyperscalers,whether due to competitive dynamics, regulatory pressure, financial constraints, or strategic shifts,could have cascading effects across the Fund’s entire portfolio.

Hyperscaler Competition Risk. Major hyperscale cloud providers each operate massive GPU cloud platforms and may compete directly with neocloud providers for AI compute customers. Hyperscalers have significantly greater financial resources, customer relationships, and GPU procurement scale. If hyperscalers aggressively price GPU cloud services or bundle AI compute with other cloud services, neocloud providers may face margin compression or customer losses.

Hyperscaler In-House Storage Risk. Hyperscale cloud providers increasingly design and procure custom storage solutions, including custom-designed SSDs and storage software, reducing their dependence on third-party storage vendors. If this trend accelerates, the Fund’s portfolio companies that sell storage systems to hyperscalers may experience reduced demand.

Hyperscaler Insourcing Risk. Hyperscale cloud providers have the engineering capabilities and financial resources to develop proprietary cooling solutions in-house. If hyperscalers increasingly insource their cooling infrastructure rather than purchasing from third-party vendors, the addressable market for the Fund’s portfolio companies could be materially reduced.

Indemnification, Warranty, and Contractual Liability Risk. Companies may enter into contracts that include indemnification obligations, warranties, service-level commitments, and performance guarantees, including obligations relating to intellectual property, cybersecurity incidents, data breaches, privacy compliance, and product performance or reliability. These provisions may require companies to defend claims, pay damages or settlements, or provide remediation. Equipment failures, warranty claims, or service execution issues may lead to litigation, contract disputes, or terminations. Indemnification and warranty exposure can be significant and difficult to predict and may adversely affect revenues, margins, and cash flows.

Industry Concentration Disruption Risk. The EDA industry is highly concentrated, providing significant pricing power and competitive moats for incumbent companies. However, this concentration also means the Fund is exposed to regulatory risk (antitrust scrutiny, particularly following large-scale acquisitions), the risk of AI-driven disruption (large language models and generative AI could automate portions of the chip design workflow currently performed by EDA tools), and the risk that open-source EDA initiatives could commoditize certain tool categories.

Intellectual Property and Data Licensing Risk. Large language models are trained on vast datasets that may include copyrighted material, proprietary data, and publicly available information. The legal framework governing the use of such data for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending against LLM developers alleging copyright infringement. Adverse rulings could require LLM companies to pay significant licensing fees, restrict access to training data, retrain models on compliant datasets, or face injunctive relief. These outcomes could materially increase costs or impair the competitive positioning of the Fund's portfolio companies.

Intellectual Property, Licensing, and Litigation Risk. Companies that own, monetize, or enforce intellectual property (“IP”) may be exposed to risks that expected licensing revenues do not materialize or are not sustained. Royalty streams may depend on a limited number of patents, licensees, products, or end-markets and may be affected by product cycles, technology substitution, workarounds, patent expiration, and competitive developments. IP rights may be challenged, narrowed, invalidated, or found unenforceable, and adverse outcomes in litigation, administrative proceedings, or negotiated settlements may reduce expected cash flows and valuations.

Key Personnel and Talent Risk. Companies in these innovation-driven industries often depend on highly skilled personnel and face intense competition to hire and retain qualified employees. The loss of key personnel, difficulty recruiting or retaining talent, wage inflation, or constraints in access to specialized labor may impair a company’s ability to innovate, maintain product quality, respond to evolving threats, or execute its strategy, which may adversely affect revenues, profitability, and the value of the company’s securities.

Large Language Model and Generative AI Industry Risk. The Fund concentrates its investments in companies operating in the large language model and generative AI industry. This industry is characterized by rapid technological change, intense competition among a small number of well-capitalized participants, extremely high capital expenditure requirements for compute infrastructure (including GPU clusters and data centers), dependence on specialized semiconductor supply, and evolving regulatory frameworks across multiple jurisdictions. Many LLM companies are pre-profit or early-stage, with business models that depend on achieving scale in enterprise adoption, API usage, or consumer subscriptions. The industry's economics depend on sustained demand for AI capabilities at prices sufficient to cover the substantial fixed costs of model training and inference. A decline in AI adoption, commoditization of LLM capabilities, or a significant reduction in the willingness of enterprises or consumers to pay for AI products could materially and adversely affect the revenues, profitability, and stock prices of the Fund's portfolio companies.

Laser Source Chokepoint Risk. Continuous-wave (CW) lasers for CPO are manufactured by very few companies globally. These lasers must meet exacting specifications for wavelength stability, output power, and reliability at the elevated temperatures found inside switch and GPU packages. Supply constraints in CW lasers could limit the pace of CPO deployment across the industry. Conversely, the small number of qualified CW laser suppliers may benefit from pricing power and allocation priority. If alternative laser technologies emerge or if CPO architectures evolve to reduce laser requirements, existing laser suppliers’ competitive positions could be adversely affected.

Legacy Equipment Displacement Risk. The 800VDC transition progressively displaces legacy AC power equipment, including central low-voltage UPS systems, AC switchboards and AC power distribution units, and low-voltage transformers. To the extent the Fund holds companies that also manufacture legacy AC equipment, these companies may experience offsetting revenue declines in their legacy product lines even as their 800VDC product lines grow.

Leverage Risk. The Fund’s use of total return swap agreements may create economic leverage, meaning the Fund’s exposure to the Munificent Seven Companies may exceed the Fund’s net assets. Leverage amplifies both gains and losses. If the market value of the Munificent Seven Companies declines, the Fund’s losses will be magnified by the degree of leverage employed. The use of leverage may also increase portfolio turnover, which may result in additional transaction costs and tax consequences. The Fund is not required to maintain a specific leverage ratio, and the degree of leverage may vary over time based on the Adviser’s assessment of market conditions and portfolio positioning.

Limited Shareholder Rights Risk. The Trust is organized as a Delaware statutory trust and is governed by a Declaration of Trust that includes provisions that may limit certain shareholder rights. The Trust is not required to hold annual meetings of shareholders. The Board of Trustees may, without shareholder approval, liquidate a Fund, change its investment objective, merge or consolidate the Trust or any series with another entity, or take certain other actions that might otherwise require shareholder approval under state law. The Declaration of Trust contains a waiver of jury trial provision. The Declaration of Trust designates the courts of the State of Delaware as the exclusive forum for certain types of actions, provided that this provision does not apply to claims arising under the federal securities laws. The Declaration of Trust also establishes procedures for, and limitations on, shareholders' ability to bring derivative and direct actions, provided that the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4 do not apply to claims arising under the federal securities laws. These provisions may discourage lawsuits and limit remedies available to shareholders.

Line of Business Risk. Some of the companies in the Fund’s portfolio may derive a portion of their revenues or profits from business lines other than the development or manufacturing of semiconductor memory products. These non-memory business lines may be subject to different competitive dynamics, regulatory environments, and market conditions than the memory business, and poor performance in these non-memory segments could adversely affect the overall financial performance and stock price of the portfolio company, even if the company’s memory business performs well. Conversely, a company’s eligibility for inclusion in the Fund’s portfolio is based on the Adviser’s determination that at least 50% of the company’s revenues or profits are attributable to memory products; if a company’s non-memory revenue grows relative to its memory revenue, the company may no longer qualify as a Memory Company, which could require the Fund to sell the position at a potentially inopportune time.

Liquidity and Valuation Risk. Securities of smaller issuers may trade less frequently or in smaller volumes. During periods of market stress, liquidity can decline and prices can become more volatile, which may increase the Fund’s transaction costs and make portfolio management more difficult. When market quotations are not readily available or are considered unreliable, the Fund may have fair value securities, and such values may differ materially from realized values.

Long Development Timeline Risk. New rare earth and critical minerals mining projects typically require lengthy periods from discovery to commercial production, including extensive environmental review, permitting, and construction. Companies developing new mines face significant execution risk, capital requirements, and the possibility that the project may not reach production. The Fund’s portfolio may include companies in the development or pre-production stage that have limited or no revenue from mining operations.

Manufacturing Yield and Defect Risk. Wide-bandgap semiconductor manufacturing, particularly SiC crystal growth and GaN-on-SiC epitaxy, involves complex processes with historically lower manufacturing yields compared to traditional silicon. Yield and defect challenges may result in higher costs, production delays, or product failures for companies in the Fund’s portfolio.

Memory Companies Risk. The Fund invests in Memory Companies, which are companies that derive at least 50% of their revenues or profits from the development or manufacturing of semiconductor memory products, including HBM, DRAM, NAND flash, NOR flash, HDDs, and specialty and embedded memory. Memory Companies are subject to a number of significant risks, including: the semiconductor memory industry is highly cyclical, with periods of oversupply that can lead to sharp declines in memory product pricing and profitability; HBM and advanced DRAM technologies involve complex manufacturing processes, including high-bandwidth memory stacking using through-silicon vias (TSVs) and advanced packaging, which are subject to yield and integration challenges; supply chain disruptions, including shortages of raw materials, substrates, advanced packaging capacity, and manufacturing equipment, may limit production and increase costs; memory product pricing is highly volatile and influenced by supply-demand dynamics, inventory cycles, and the capital expenditure decisions of a small number of large customers (including hyperscale data center operators and consumer electronics manufacturers); U.S. and foreign government export controls, tariffs, and trade restrictions may limit the ability of Memory Companies to sell products in certain markets or access critical manufacturing equipment and technology; intellectual property risks, including the cost of defending and enforcing patents in a highly litigious industry, may materially affect profitability; and rapid technological change may render existing memory technologies obsolete. The semiconductor memory industry is highly concentrated, and competitive dynamics among these producers can result in aggressive pricing, margin compression, and periods of industry-wide losses. An investment in the Fund may be more volatile than an investment in a diversified fund.

Memory Pricing Cyclicality Risk. Memory chip prices are highly volatile and subject to boom-bust cycles that can result in significant price swings within a single year. The Fund’s portfolio companies’ revenues, margins, and stock prices are directly correlated with memory pricing cycles. Even in an AI-driven demand environment, memory prices may decline if supply additions outpace demand growth.

Memory Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the memory semiconductor industry. This industry is historically one of the most cyclical segments of the semiconductor market, characterized by boom-bust cycles driven by supply-demand imbalances. The global DRAM market  is highly concentrated. The Fund's performance is heavily dependent on the financial performance and capital allocation decisions of a small number of issuers. Memory pricing is highly volatile and can decline sharply during periods of oversupply, even when underlying demand trends remain positive. The NAND flash market faces additional risk from chronic oversupply and aggressive capacity additions by multiple manufacturers.

Micro-Capitalization Company Risk. The Fund may invest a significant portion of its assets in micro-capitalization companies (companies with market capitalizations below $300 million). Micro-cap securities are subject to greater volatility, lower trading liquidity, wider bid-ask spreads, and less publicly available information than larger-cap securities. These companies may have limited financial resources, limited product diversification, and greater vulnerability to competitive and economic pressures. The Fund’s transactions in micro-cap securities may have a disproportionate impact on the market price of those securities.

Modality Risk. The perception industry faces an ongoing debate about optimal sensor modalities for autonomous systems. Camera-only approaches compete against sensor-fusion approaches that combine cameras with LiDAR and radar. A decisive industry shift toward one modality (e.g., camera-only autonomous driving gaining dominance) could adversely affect companies focused on alternative modalities such as LiDAR. Conversely, a shift toward LiDAR-centric approaches could disadvantage camera-focused companies. The Fund’s diversification across modalities mitigates but does not eliminate this risk.

Multi-Currency Risk. The Fund may hold securities denominated in multiple foreign currencies. Currency movements can significantly amplify or dampen returns independent of underlying equity performance. A Fund holding that appreciates in local currency terms may generate a negative return in U.S. dollar terms if the local currency depreciates against the U.S. dollar by a greater amount. The Fund is not required to hedge its currency exposure. As a result, the Fund's returns may reflect both the performance of the underlying equities and the effect of movements in foreign currencies against the U.S. dollar.

Multi-Theme Concentration Risk. While the Fund invests across 15 chokepoint themes, many of these themes are correlated because they are all driven by the same underlying demand factor: AI data center capital expenditure. A downturn in this single demand driver could simultaneously affect companies across all themes, reducing the diversification benefit that the multi-theme structure might otherwise provide.

NAND Oversupply Risk. The NAND flash market has historically been prone to oversupply, with multiple manufacturers aggressively adding capacity. While enterprise SSD demand is growing, the NAND market may experience periods of oversupply that depress pricing and margins across the industry, including for companies in the Fund’s portfolio.

Neocloud and Pre-Profit Company Risk. The Fund may invest in neocloud and GPU-as-a-service companies that are in the early stages of building their businesses and may not yet be profitable. These companies are highly capital-intensive, dependent on GPU supply from chip vendors, and subject to competitive pressure from hyperscale cloud providers that may offer competing GPU cloud services. Neocloud companies may face challenges in achieving sustainable unit economics.

New Adviser Risk. The Adviser has limited experience managing a registered fund. The Adviser’s investment and operational processes may evolve, and the Adviser may not succeed in implementing the strategy as intended or achieving the Fund’s investment objective. In addition, investors have limited ability to evaluate the Adviser’s registered-fund track record, and the Adviser’s relative inexperience may limit its effectiveness. The Fund’s success may depend on the Adviser’s ability to build and maintain appropriate portfolio management, trading, compliance, and operational infrastructure and to work effectively with key service providers; there can be no assurance these efforts will be successful.

New Fund Risk. Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Non-Diversified Fund Risk. Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Oil and Gas Industry Risk. The Munificent Seven Companies derive substantially all of their revenues from the exploration, production, refining, transportation, and marketing of crude oil, natural gas, LNG, and related products. The prices of crude oil and natural gas are highly volatile and are affected by numerous factors beyond the control of any single company, including global supply and demand dynamics, OPEC+ production decisions, geopolitical events, sanctions and trade policy, weather events, technological change (including the energy transition to renewables and electric vehicles), government regulation of drilling and emissions, changes in tax policy, and the availability and cost of capital. Sustained periods of low commodity prices could materially reduce the revenues, cash flows, and profitability of the Munificent Seven Companies and could result in significant declines in the market value of their securities.

Operational and Cybersecurity Risk. Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund’s ability to achieve its objective.

Optical Interconnect and Photonics Industry Risk. The Fund concentrates its investments in companies operating in the optical interconnect and photonics industry. This industry is experiencing rapid growth driven by AI data center bandwidth requirements, but faces significant risks including technology standard uncertainty (pluggable vs. co-packaged optics), rapid price erosion on transceiver modules, dependence on a small number of hyperscale customers, and supply chain constraints in critical upstream materials (particularly InP substrates and EML laser chips). The transition from copper to optical interconnects at the rack level is not guaranteed to proceed at the pace anticipated by the market, and the timing of CPO adoption remains uncertain.

Phase Transition Timing Risk. The transition to 800VDC rack-level power delivery in artificial intelligence data centers is expected to proceed in multiple phases, with different component categories, subsystems, and technologies gaining or losing commercial relevance at each phase. Companies that benefit from early adoption phases, such as vendors of interim power conversion or sidecar subsystems, may see declining demand as the architecture matures toward more integrated solutions, including centralized rectifiers, solid-state transformers, and native DC power generation systems. Because the Fund's portfolio must be actively managed to reflect these phase transitions, the Fund's performance depends in part on the Adviser's ability to correctly assess the pace and sequencing of this transition. If the transition stalls at an early phase, companies positioned for later-stage architectures may not achieve the anticipated revenue growth. Conversely, if the transition accelerates beyond the Adviser's expectations,       early-phase holdings may lose commercial relevance sooner than expected, potentially before the Adviser repositions the Fund's portfolio.

Platform Transition Risk. Connector specifications are closely tied to GPU and server platform designs. Each new GPU generation may require redesigned connectors, creating both opportunity and risk. Companies that fail to secure design wins on next-generation platforms may lose market share for the duration of that platform cycle.

Power Semiconductor and Electrical Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the power semiconductor and electrical infrastructure industry. This industry is experiencing unprecedented demand driven by AI data center construction, but faces significant structural constraints. Grid interconnection queues have grown significantly, and transformer lead times have extended substantially, creating bottlenecks that may limit the pace of data center buildout. The industry is capital-intensive, subject to long project cycles, and dependent on regulatory approvals and utility cooperation. Companies face risks from changing power architecture standards (including the transition to 800VDC distribution), competition between SiC and GaN technologies, and potential changes in energy policy or environmental regulations that could affect data center power requirements.

Power Semiconductor and Wide-Bandgap Technology Risk. The Fund concentrates its investments in companies operating in the power semiconductor industry with a focus on wide-bandgap technologies (SiC and GaN). This industry is characterized by high capital intensity, long product development and qualification cycles, evolving technical standards, and dependence on end-market adoption of higher-voltage architectures. Wide-bandgap semiconductors are relatively newer technologies compared to traditional silicon-based power devices, and their adoption depends on cost competitiveness, manufacturing yield improvements, and qualification by end customers. Companies in this industry face risks from slower-than-expected adoption of 800V architectures in data centers and electric vehicles, competition from incumbent silicon technologies, manufacturing defect rates in SiC and GaN devices, and dependence on limited substrate supply. Changes in government subsidies, trade policies, or environmental regulations could also materially affect demand for power semiconductor products.

Pre-Revenue and Development-Stage Company Risk. The Fund may invest a significant portion of its assets in pre-revenue or development-stage companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue companies are subject to a high degree of uncertainty, including the risk that their products may not achieve market acceptance, may fail to meet performance specifications, or may be superseded by competing technologies. Many pre-revenue companies are dependent on a small number of potential customers (in some cases, a single hyperscaler or chip designer) for their commercial prospects. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies.

Price Volatility Risk. Rare earth and critical mineral prices are highly volatile, influenced by Chinese production and export policies, global demand fluctuations, speculative activity, and strategic stockpiling by governments. Price declines can render mining operations uneconomic, while price spikes may accelerate substitution efforts by end users.

Project Execution and Concentration Risk. Data center construction projects are large, complex, and involve significant execution risk. Cost overruns, schedule delays, design defects, or safety incidents on a single large project can materially affect a contractor’s financial results and reputation. The Fund’s portfolio companies may have significant revenue concentration in a small number of large projects or customers.

Qualification Cycle Risk. Semiconductor manufacturers require materials suppliers to undergo rigorous qualification processes before their products can be used in production. These qualification cycles can take and represent significant barriers to both entry and switching. However, this also means that companies that fail to qualify for next-generation process nodes (such as the transition from deep ultraviolet to extreme ultraviolet lithography) may lose market share rapidly and permanently.

Rapid Market Growth and New Entrant Risk. The data center liquid cooling market is projected to grow substantially. This rapid growth may attract significant new entrants, including established industrial cooling companies and well-funded startups, intensifying competition and potentially compressing margins for the Fund’s portfolio companies.

Rare Earth Elements and Critical Minerals Industry Risk. The Fund concentrates its investments in companies operating in the rare earth elements and critical minerals industry. This industry is characterized by extreme geographic concentration of supply , significant price volatility driven by Chinese supply management and export controls, long mine development timelines, environmental and permitting challenges, and the risk that substitution or materials efficiency improvements may reduce demand for specific minerals. Chinese export restrictions on critical minerals, including gallium, germanium, and antimony, have demonstrated the  geopolitical vulnerability of critical minerals supply chains.

Regulatory and AI Governance Risk. The regulatory landscape for artificial intelligence is rapidly evolving across multiple jurisdictions, including the European Union (EU AI Act), the United States, China, and other markets. New or proposed regulations may impose requirements on AI model transparency, safety testing, data usage, content moderation, and liability for AI-generated outputs. Compliance with these regulations may increase operating costs, limit product functionality, or restrict the markets in which LLM companies can operate. Regulatory uncertainty may also deter investment in the sector and create competitive advantages for incumbents with greater compliance resources.

Robotics Components Industry Risk. The Fund concentrates its investments in companies operating in the robotics components industry. This industry is characterized by long customer qualification cycles, dependence on the pace of factory automation capital expenditure, significant geographic concentration in Japan and Europe, and cyclicality tied to global industrial production. The precision robot reducer market is highly concentrated, creating both pricing power for incumbents and incentives for customers to qualify alternative suppliers. Companies in this industry face risks from slower-than-expected adoption of humanoid and collaborative robotics, competition from vertically integrated robot manufacturers developing in-house components, and shifts in end-market demand (e.g., a slowdown in factory automation or automotive production). Changes in trade policy, particularly between Japan and China, could materially affect demand for robotic components.

Semiconductor Companies Risk. The Fund invests in companies in the semiconductor industry, which is characterized by rapid technological change, short product life cycles, intense competition, significant research and development costs, and cyclical market patterns. Semiconductor companies may face risks including: rapid obsolescence of products and technologies; significant capital expenditure requirements for fabrication facilities; dependence on a limited number of customers; sensitivity to changes in demand from end-market applications (such as data centers, smartphones, personal computers, and automotive); vulnerability to global supply chain disruptions; changes in government regulation, including export controls, tariffs, and subsidies; and the risk that products may fail to achieve market acceptance. The semiconductor industry has historically experienced significant downturns, often in connection with, or in anticipation of, declines in general economic conditions. During such downturns, there can be decreases in demand, excess inventory, and accelerated erosion of average selling prices, any of which could materially adversely affect the Fund’s portfolio companies.

Semiconductor Design Tools and IP Industry Risk. The Fund concentrates its investments in companies that develop electronic design automation software, semiconductor intellectual property, and related design infrastructure. This industry is characterized by concentrated market structure, high barriers to entry (deep foundry certification pipelines, decades of accumulated design rule knowledge, and significant R&D investment requirements), and long customer relationships (EDA contracts are typically multi-year). While these characteristics generally benefit incumbents, the Fund faces risks including: potential disruption from AI-driven design automation tools that could commoditize certain EDA functions; customer consolidation (as semiconductor companies merge, the number of potential EDA customers decreases); dependence on continued semiconductor design complexity growth (if chip design becomes simpler due to architectural changes, demand for design tools could moderate); and the risk that open-source EDA alternatives (such as OpenROAD) or emerging competitors could erode market share.

Semiconductor Foundry and Capex Cycle Risk. The Fund concentrates its investments in companies whose revenues are directly tied to the semiconductor capital expenditure cycle. The semiconductor industry is highly cyclical, and capital expenditure by foundries and IDMs has historically experienced significant boom-and-bust cycles. During capex up-cycles, equipment and materials companies experience strong demand, pricing power, and margin expansion; during down-cycles, order cancellations, inventory destocking, and price compression can lead to sharp revenue and earnings declines. The current capex cycle, in which multiple major foundries are expanding simultaneously, represents an unusually strong up-cycle. However, there is no guarantee that this cycle will persist. A reduction in end-market demand for semiconductors, a slowdown in AI-related capital expenditure, a decision by one or more major foundries to reduce or delay expansion plans, or a macroeconomic recession could trigger a capex down-cycle that would adversely affect substantially all of the Fund’s portfolio companies simultaneously. The Fund’s performance is also dependent on the continued competitive dynamics among the major foundries; if one foundry achieves  decisive competitive dominance and the others curtail expansion, the intensity of the capex cycle could diminish.

Semiconductor Materials and Substrates Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor materials and substrates industry. This industry is characterized by high barriers to entry, long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry are subject to risks from fluctuations in semiconductor fabrication capacity utilization, technological changes that may reduce demand for specific materials, environmental and safety regulations governing chemical manufacturing, and supply chain disruptions. Many semiconductor materials companies are domiciled in Japan, South Korea, or Germany, adding foreign investment risk. The failure of a single materials supplier can create industry-wide bottlenecks due to the limited number of qualified suppliers for certain process-critical materials.

Semiconductor Materials Supply Chain Concentration Risk. Several categories of semiconductor materials are supplied by a limited number of manufacturers. Supply concentration across multiple material categories means that disruption at a single supplier can affect the broader semiconductor supply chain.While this concentration creates pricing power and barriers to entry that may benefit incumbent suppliers, it also means that disruptive technologies, loss of key customers, or regulatory changes could have an outsized impact on individual portfolio companies.

Semiconductor Packaging and HBM Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor packaging and HBM industry. This industry is characterized by extreme capacity constraints, with extended CoWoS packaging lead times, high capital intensity, dependence on a small number of large semiconductor customers (particularly AI chip designers and hyperscale data center operators), and significant geographic concentration in Taiwan and South Korea. Global CoWoS advanced packaging capacity is highly concentrated, creating supply concentration risk for the AI chip ecosystem. The industry is subject to rapid technological change, with new packaging architectures (such as hybrid bonding and chiplet-based designs) potentially disrupting existing competitive positions.

Semiconductor Packaging and OSAT Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor packaging and OSAT industry. This industry is characterized by high capital intensity, long lead times for capacity expansion, dependence on a small number of large semiconductor customers (particularly hyperscale data center operators and AI chip designers), rapid technological change, and significant exposure to geopolitical risk (as a substantial portion of global advanced packaging capacity is located in Taiwan, South Korea, and China). Companies in this industry are subject to cyclical demand patterns, pricing pressure from customers, intense competition for advanced technology nodes, and the risk that technological shifts (such as changes in packaging architectures) may render existing capabilities less competitive. The failure or disruption of a key packaging facility could materially affect multiple end-market customers and the Fund’s portfolio companies.

Semiconductor, Capital Equipment, and Capex Cyclicality Risk. Semiconductor and semiconductor equipment markets can be cyclical and are sensitive to end-demand, inventory cycles, and customer capital spending. Order cancellations or deferrals, pricing pressure, and rapid shifts in technology roadmaps may adversely affect revenues and margins for issuers in photonics, lithography, metrology, and related supply chains. These industries may also face customer concentration, long lead times, and heightened sensitivity to export controls and geopolitical developments.

Sensor and Perception Technology Risk. The Fund concentrates its investments in companies operating in the sensor and perception technology industry. This industry is characterized by rapid technological change (including modality shifts such as the ongoing debate between LiDAR-based and camera-only perception systems), dependence on the pace of autonomous vehicle and ADAS adoption, LiDAR company viability risk (multiple LiDAR pure-plays have faced severe stock price declines, Nasdaq delisting notices, and bankruptcy), consumer electronics cyclicality, and competition from vertically integrated players . The sensor market encompasses multiple modalities (optical, radar, LiDAR, MEMS, magnetic), and a decisive industry shift toward one modality could adversely affect companies focused on alternative modalities. Companies in this industry are subject to pricing pressure from large automotive and consumer electronics customers, rapid product obsolescence, and the risk that end-market adoption of advanced sensing (particularly in autonomous vehicles) proceeds more slowly than anticipated.

SiC Crystal Growth Yield Risk. Silicon carbide crystal growth is a technically challenging process with historically lower yields compared to silicon crystal growth. Defect rates in SiC boules remain a significant manufacturing challenge, and yield improvements have been slower than anticipated. Companies that fail to improve SiC crystal growth yields may face cost disadvantages relative to competitors and may be unable to meet growing demand for SiC substrates.

Single-Source and Sole-Supplier Risk. Several layers of the 800VDC power delivery stack are currently served by one or very few companies. While this concentrated market positioning may benefit the Fund’s portfolio companies in the near term, it also means that customers have strong incentives to qualify alternative suppliers, develop in-house solutions, or redesign around the chokepoint. The Fund’s portfolio companies may face increasing competitive pressure as the market matures and alternative suppliers emerge.

Skilled Labor Shortage Risk. The data center construction industry faces a significant shortage of skilled electricians, mechanical tradespeople, and other specialized construction workers. This labor shortage is the rate-limiting factor in data center capacity additions and may constrain the growth of the Fund’s portfolio companies. Competition for skilled labor may also drive up wages, compress margins, and increase project costs and timelines.

Small Investable Universe Concentration Risk. The optical interconnect and photonics industry has a relatively small number of publicly traded pure-play companies. The Fund’s investable universe may be limited, which could result in higher concentration in individual positions and reduced diversification relative to funds with larger investable universes.

Solid-State Circuit Breaker Adoption Risk. The Fund may invest in companies developing solid-state circuit breakers for 800VDC distribution. Solid-state circuit breakers are an emerging technology that has not yet achieved widespread commercial deployment in data center applications. There is a risk that the market may adopt alternative protection solutions, that regulatory standards may not develop as expected, or that incumbent mechanical breaker manufacturers may develop competitive DC-rated products.

Specialty Industrial Gases, Ultra-Pure Materials, and Advanced Ceramics Industry Risk. The Fund concentrates its investments in companies operating across a diverse set of niche industries that provide critical inputs to semiconductor manufacturing and AI data center operations. These industries are characterized by high barriers to entry (due to extreme purity requirements and long qualification cycles), concentrated market structures, and structurally constrained supply for certain materials (particularly helium, neon, and specialty ceramics). However, many leading companies in these industries are large, diversified conglomerates for which semiconductor- and data center-related products represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in these industries are subject to risks from commodity price volatility, supply disruptions at concentrated production facilities, environmental regulations, and the potential for substitution or efficiency improvements that reduce per-unit material consumption.

SPV and Private Investment Risk. Investments in SPVs and private investments may involve additional risks, including reduced transparency, limited liquidity, and heightened valuation risk. These investments can be more volatile and may be harder to value or sell than publicly traded securities.

Standards War Risk. The AI networking market is characterized by competing interconnect standards and  proprietary interconnect standards. The outcome of these standards wars will determine which networking silicon companies benefit from the AI buildout. If a standard in which the Fund’s portfolio companies have invested loses market share to a competing standard, those companies may experience materially reduced demand and revenue.

Substitution and Efficiency Risk. Semiconductor manufacturers and data center operators continuously seek to reduce per-unit consumption of expensive or scarce materials through process optimization, materials substitution, and recycling. For example, efforts to reduce helium consumption in semiconductor fabs through recycling systems, or to develop alternative lithography gases, could reduce demand for the materials produced by the Fund’s portfolio companies.

Substrates Pure Play Industry Risk. The Fund concentrates its investments in companies operating in the compound semiconductor substrates industry. This industry is characterized by extremely high barriers to entry, long customer qualification cycles, complex crystal growth processes with historically variable yields, and concentrated market structures. Companies in this industry face risks from fluctuations in end-market demand (particularly from the photonics, power semiconductor, and RF device markets), challenges in scaling crystal growth capacity, and potential supply disruptions of critical raw materials (including gallium and germanium, which are subject to Chinese export controls).

Supply Chain, Manufacturing, and Component Dependency Risk. Many companies depend on complex global supply chains, specialized components, contract manufacturing, and critical suppliers. Supply constraints, capacity bottlenecks, quality issues, single-source dependencies, labor shortages, geopolitical disruptions, tariffs, trade restrictions, shipping delays, or reliance on specific materials may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. Commodity price volatility for inputs such as lithium, copper, aluminum, steel, and rare earth elements may also create margin pressure.

Supply Concentration and Disruption Risk. Production of several critical materials is concentrated in a small number of facilities or countries. Production of these materials is geographically concentrated, and disruptions at key supply nodes, whether from geopolitical events, natural disasters, labor disputes, or facility accidents, could cause significant price spikes and supply shortages.

Taiwan Geopolitical Risk. A substantial portion of global advanced semiconductor packaging capacity is located in Taiwan. The Fund may invest a significant portion of its assets in companies domiciled in or with substantial operations in Taiwan. Geopolitical tensions in the Taiwan Strait, including the risk of military conflict, trade sanctions, or economic blockade, could materially disrupt the semiconductor packaging supply chain and adversely affect the Fund’s portfolio.

Technology Change, Innovation, and Competitive Dynamics Risk. Companies operating in rapidly evolving technology and innovation industries may face intense competition, rapid product or service obsolescence, frequent changes in technology, standards, and customer preferences, and the need for ongoing research and development. These companies may have business models that depend on successful commercialization of new technologies, timely product launches, and broad adoption, each of which can be uncertain and can require significant capital. Competitive pressures, platform consolidation, and dependence on key personnel and talent may adversely affect market share, pricing, margins, and growth prospects for issuers held by these Funds.

Technology Standard Risk. Multiple CPO architectures are currently being developed by different industry participants, including on-package, near-package, and in-package configurations. The industry may not converge on a single CPO standard, which could fragment demand across multiple incompatible implementations. Companies that invest heavily in one architectural approach may find that the market adopts a different standard, rendering their technology less competitive. The lack of industry-wide standardization may also slow adoption by creating uncertainty for hyperscale customers evaluating CPO solutions.

Technology Standard Uncertainty Risk. The data center cooling industry has not yet converged on a dominant cooling architecture for next-generation AI data centers. Direct liquid cooling (DLC), rear-door heat exchangers, and immersion cooling each have distinct advantages and limitations. The Fund’s portfolio companies may be concentrated in one or more cooling architectures that do not become the industry standard, which could result in lower-than-expected demand and revenue growth.

Technology Transition Risk. The transition from traditional silicon-based power devices to wide-bandgap alternatives (SiC and GaN) is still ongoing and is not guaranteed to proceed at the pace anticipated by the market. If adoption of 800V or higher-voltage architectures slows, or if competing technologies emerge, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth.

Transformer Lead Time and Supply Constraint Risk. Power and distribution transformers have extended lead times, and global transformer manufacturing capacity is limited. The Fund’s portfolio companies that manufacture or depend on transformers may face constraints that limit their revenue growth or project completion timelines. Conversely, rapid capacity expansion by transformer manufacturers could lead to eventual oversupply.

Transport Infrastructure and Concession Industry Risk. Airport, toll road, and tunnel operators face risks from government policy changes (fare caps, windfall taxes, concession renegotiation), declining traffic volumes from recession or pandemic, competition from alternative transport modes, and the capital intensity of infrastructure maintenance and expansion. Concession contracts have finite terms and renewal is subject to political processes.

Utility Regulatory Risk. A significant portion of grid infrastructure spending is subject to regulatory approval from state and federal utility commissions (in the United States) and equivalent regulatory bodies in other jurisdictions. Changes in allowed rates of return, permitting requirements, interconnection queue management, or regulatory frameworks could slow or reduce infrastructure investment. Federal policy risk is elevated: potential repeal or modification of the Inflation Reduction Act could reduce incentives for grid modernization and renewable energy interconnection, adversely affecting demand for the Fund’s portfolio companies’ products and services.

Vacuum Technology Concentration Risk. Semiconductor manufacturing requires ultra-high vacuum environments, and the vacuum sub-system supply chain is concentrated among a small number of manufacturers. The semiconductor vacuum valve market is highly concentrated. Disruptions to vacuum equipment supply could affect fab operations globally.

Water Scarcity and Climate Risk. The Fund’s thesis is partly driven by increasing global water scarcity and the need for water treatment, recycling, and desalination. While water scarcity is a long-term secular trend, short-term demand may fluctuate based on drought conditions, precipitation patterns, and seasonal factors. Climate change may create both opportunities (increased demand for treatment and recycling) and risks (supply chain disruptions from extreme weather events).

Water Technology and Infrastructure Industry Risk. The Fund concentrates in companies operating in the water technology and infrastructure industry. This industry is subject to significant regulatory and political risk, as water treatment standards, infrastructure spending, and environmental regulations vary by jurisdiction and are subject to change. Demand is heavily dependent on municipal and government budgets, which are cyclical and subject to political priorities. The industry faces risks from aging infrastructure requiring capital investments exceeding available public funding, competition from low-cost providers, and long project cycles typical of infrastructure contracts.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments. An “illiquid investment” is one a Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment’s market value. Each Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If a Fund’s holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

Each Fund may purchase restricted securities that may be resold to institutional investors and that, under a Fund’s liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent a Fund from taking advantage of market opportunities. Risks are most acute when a Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below a Fund’s purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, a Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and a Fund may receive material non-public information that can restrict trading.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities of a Fund, the Fund may not:

Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

Make loans, except to the extent permitted under the 1940 Act.

Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”), or securities of companies engaged in the real estate business.

Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

•        Corgi Advanced Packaging ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the semiconductor packaging and OSAT industry.

•        Corgi Power Semiconductor ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the wide-bandgap power semiconductor and electrical infrastructure industry.

•        Corgi 800VDC Power ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the 800VDC AI data center power delivery industry.

•        Corgi Semiconductor Substrates & Materials ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the semiconductor substrates and materials industry.

•        Corgi AI Bottlenecks ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the AI data center infrastructure supply chain, spanning multiple sub-industries including semiconductor equipment, compound semiconductors, photonics, memory, power semiconductors, cooling systems, custom silicon, networking, connectors, cloud infrastructure, construction, storage, and critical minerals.

•        Corgi Substrates Pure Play ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the compound semiconductor substrates industry.

•        Corgi AI Photonics ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the optical interconnect and photonics industry.

•        Corgi HBM ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the semiconductor packaging and HBM industry.

•        Corgi AI Memory Buildout ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the memory semiconductor industry.

•        Corgi AI Power & Grid Infrastructure ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the power semiconductor and electrical infrastructure industry.

•        Corgi AI Data Center Cooling ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the data center cooling and thermal management industry.

•        Corgi Custom AI Silicon ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the custom semiconductor design and AI silicon industry.

•        Corgi AI Networking & Signal Integrity ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the AI networking and signal integrity semiconductor industry.

•        Corgi AI Connectors & Interconnect ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the electronic connectors and interconnect industry.

•        Corgi Neocloud ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the GPU cloud and AI compute infrastructure industry.

•        Corgi Data Center Construction ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the data center construction and MEP services industry.

•        Corgi AI Data Storage ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the data storage industry.

•        Corgi Rare Earths & Critical Minerals ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the rare earth elements and critical minerals industry.

•        Corgi AI Infrastructure Outliers ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the specialty industrial gases, ultra-pure materials, and advanced ceramics industry.

•        Corgi Robotics Enablers ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the robotics components industry.

•        Corgi Sensing & Perception ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the sensor and perception technology industry.

•        Corgi Grid & Electrification ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the electrical grid hardware and infrastructure industry.

•        Corgi Semiconductor Foundry & Capex Cycle ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the semiconductor foundry, capital equipment, and manufacturing supply chain industry.

•        Corgi Semiconductor Design & IP ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the electronic design automation, semiconductor intellectual property, and chip design infrastructure industry.

•        Corgi Co-Packaged Optics ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the co-packaged optics and optical interconnect industry.

•        Corgi Asia AI Supply Chain ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the Asian semiconductor, AI infrastructure, and technology supply chain industry.

•        Corgi Korean Robotics ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the South Korean robotics and robotics-enabling technology industry.

•        Corgi Large Language Model ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the group of industries comprising the information technology industry or related industries.

•        Corgi Ex-US AI Enablers ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the global ex-U.S. semiconductor, AI infrastructure, and technology supply chain industry.

•        Corgi Memory ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the group of industries comprising the information technology industry.

•        Corgi Munificent 7 ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the oil and gas and energy industries.

•        Corgi Edge AI Chip ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the edge AI semiconductor industry.

•        Corgi Semiconductor Process Materials ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the semiconductor process materials and chemicals industry.

•        Corgi Water Technology ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the water technology and infrastructure industry.

•        Corgi Autonomous Vehicle ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the autonomous vehicle and ADAS technology industry.

•        Corgi Capacitor ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the passive electronic components industry.

•        Corgi Circuit Board ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the printed circuit board and PCB materials industry.

•        Corgi Specialty Semiconductor Equipment ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the specialty semiconductor equipment and sub-systems industry.

•        Corgi AI Training Data ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the data licensing and content ownership industry.

•        Corgi Ratings & Exchanges ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the financial exchanges, ratings, and data industry.

•        Corgi Transport Tollbooth ETF: Will concentrate its investments (that is, invest 25% or more of total assets) in the transport infrastructure and concession industry.

In determining compliance with its concentration policy, each Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, each Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

Non-Fundamental Investment Restrictions. Each Fund has adopted the following non-fundamental investment policies, which may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice:

80% Investment Policy. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (or derivative instruments providing exposure to such securities) of companies that meet the material involvement criteria described in the Fund’s Principal Investment Strategies.

EXCHANGE LISTING AND TRADING

Shares of each fund are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund’s portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange’s requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund’s termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust’s operations and report to the Board. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust’s independent registered public accounting firm regarding, among other things, the internal control structure of the Trust’s financial reporting function.

Members of the Board.

The Board is composed of five members, three of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served (1)	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Principal Occupation(s) During Past 5 Years
Independent Trustees (3)
Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees (4)
Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1) Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2) “Fund Complex” refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the “Fund Complex”).

(3) “Independent Trustees” are Trustees who are not “interested persons” of the Trust under the 1940 Act.

(4) Nicolas S. Laqua and Emily Z. Yuan are “interested persons” of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the “Adviser”).

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust’s business and structure.

Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley’s Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight.

Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management.

Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics.

Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency.

Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies, including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency.

Principal Officers of the Trust.

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer; Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust’s financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee (“QLCC”). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee’s beneficial ownership of Shares of each Fund and of the Trust’s other series as of the end of the most recently completed calendar year. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ending December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A “control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote. As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions insecurities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

A copy of the Joint Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case.The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and(3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets, at the following rates. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ]

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Funds over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] located at [ ], [ ], serves as administrator, fund accountant, and transfer agent for the Funds. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] also serves as the transfer agent and ETF order management agent for the Funds. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

[ ] serves as custodian for the Funds. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], [ ], serves as the independent registered public accounting firm for the Trust.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Funds and their shareholders.

The Agreement and Declaration of Trust (the “Declaration of Trust”) sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund’s Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees’ decision was not a good-faith exercise of business judgment on the Fund’s behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund’s costs and expenses (including attorneys’ fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

Jury Trial Waiver. Article X, Section 7 of the Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Funds, to the fullest extent permitted by law.

Exclusive Forum. Article X, Section 8 of the Declaration of Trust designates the courts of the State of Delaware (or, if no state court has jurisdiction, the federal district court for the District of Delaware) as the sole and exclusive forum for certain types of actions and proceedings that may be initiated by any shareholder or the Trust. This exclusive forum provision does not apply to claims arising under the federal securities laws, including claims under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Derivative and Direct Actions. Article VI, Section 4 of the Declaration of Trust establishes conditions and procedures that must be met for shareholders to bring derivative actions on behalf of the Trust or direct actions against the Trust, its Trustees, or its officers. Paragraph (b) addresses limitation of Trustee liability; paragraph (c) requires that shareholders seeking to bring a derivative action must first make a demand on the Trustees; paragraph (d) addresses pre-suit demand and investigation requirements; paragraph (e) addresses contemporaneous ownership requirements; and paragraph (f) addresses security for expenses. Paragraphs (b), (d), (e), and (f) do not apply to claims arising under the federal securities laws, including claims under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Merger and Consolidation. Article X, Section 4(b) of the Declaration of Trust provides that the Board of Trustees may, without shareholder approval, cause the Trust or any series or class thereof to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations, or other business entities (or a series or class of any of the foregoing) or cause any one or more trusts, partnerships, limited liability companies, associations, corporations, or other business entities (or a series or class of any of the foregoing) to merge or consolidate with or into the Trust or any one or more series or classes of the Trust, in each case in accordance with applicable law, including the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (including Rule 17a-8).

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker-dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker-dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Funds generally will not pay brokerage commissions for those purchases. When the Funds effect transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Funds incur exchange fees and pay commissions or other charges to their futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker-dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker-dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Adviser's judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for each Fund. The Corgi Munificent 7 ETF expects to use cash creations and redemptions in connection with that Fund’s use of derivatives to achieve its investment objective. Other Funds may from time to time use cash creations and/or redemptions when in-kind transfers are impractical or inefficient. Cash transactions may cause a Fund to incur costs, including brokerage expenses or the costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund’s costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), a Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

A Funds Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units . Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees . A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units . Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs . Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at a fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares . A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

Each Fund's investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website atwww.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC , SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the Adviser are described in their respective Forms ADV,including Schedules A and D, which are incorporated by reference

Item 32. Principal Underwriter

The principal underwriter for the Funds will be [ ].

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the 1940 Act are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ] [ ] [ ]

Registrant's Custodian	[ ] [ ] [ ] [ ] [ ]

Registrant's Principal Underwriter	[ ] [ ] [ ]

Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on June 15, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on June 15, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson